             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS
                             SEPARATE ACCOUNT VA-K

This Prospectus provides important information about the Allmerica Immediate Advantage Variable Annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) and by First Allmerica Financial Life Insurance Company (in New York). The Contract is a single payment immediate combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-723-6550. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Contract offers a Variable Income Option and a Fixed Income Option. The Variable Income Option is supported by a legally segregated separate account of the Company called the Variable Account. The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of the following funds:

ALLMERICA INVESTMENT TRUST                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Core Equity Fund                             Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                            Fidelity VIP Growth Portfolio
AIT Government Bond Fund                         Fidelity VIP High Income Portfolio
AIT Money Market Fund                            Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Capital Appreciation Fund             Fidelity VIP II Asset Manager Portfolio
AIT Select Emerging Markets Fund                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Growth Fund                           (SERVICE CLASS 2)
AIT Select Growth and Income Fund                Fidelity VIP II Contrafund-Registered Trademark-
AIT Select International Equity Fund             Portfolio
AIT Select Investment Grade Income Fund          FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select Strategic Growth Fund                 (SERVICE CLASS 2)
AIT Select Strategic Income Fund                 Fidelity VIP III Growth Opportunities Portfolio
AIT Select Value Opportunity Fund                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIM VARIABLE INSURANCE FUNDS                     (CLASS 2)
AIM V.I. Aggressive Growth Fund                  FT VIP Franklin Natural Resources Securities Fund
AIM V.I. Blue Chip Fund                          FT VIP Franklin Small Cap Fund
AIM V.I. Value Fund                              INVESCO VARIABLE INVESTMENT FUNDS, INC.
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     INVESCO VIF Health Sciences Fund
(CLASS B)                                        JANUS ASPEN SERIES (SERVICE SHARES)
Alliance Growth and Income Portfolio             Janus Aspen Growth Portfolio
Alliance Premier Growth Portfolio                Janus Aspen Growth and Income Portfolio
DELAWARE GROUP PREMIUM FUND (SERVICE CLASS)      PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
DGPF Growth Opportunities Series                 Pioneer Emerging Markets VCT Portfolio
DELAWARE GROUP PREMIUM FUND                      Pioneer Real Estate Growth VCT Portfolio
DGPF International Equity Series                 SCUDDER VARIABLE SERIES II
EATON VANCE VARIABLE TRUST                       Scudder Technology Growth Portfolio
Eaton Vance VT Floating Rate-Income Fund         SVS Dreman Financial Services Portfolio
                                                 T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                 T. Rowe Price International Stock Portfolio

The Company's General Account will support the Fixed Income Option.

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. They may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You may also contact the Company directly to find out more about these annuity contracts.

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2001

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        13
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        17
INVESTMENT OBJECTIVES AND POLICIES..........................        20
PERFORMANCE INFORMATION.....................................        24
DESCRIPTION OF THE CONTRACT.................................        26
  A.   Single Purchase Payment..............................        26
  B.   Right to Cancel......................................        26
  C.   Electing the Annuity Income Date.....................        27
  D.   Choosing an Income Option............................        27
  E.   Description of Annuity Benefit Options...............        28
  F.   Variable Annuity Payments............................        29
        Net Investment Factor...............................        29
        The Annuity Unit and Annuity Unit Value.............        29
        Determination of First Annuity Payment..............        29
        Determination of the Number of Annuity Units........        29
        Dollar Amount of First Variable Annuity Payment.....        30
        Dollar Amount of Subsequent Variable Annuity
        Payments............................................        30
        Payment of Annuity Payments.........................        30
  G.  Transfers of Annuity Units............................        30
        Automatic Account Rebalancing.......................        31
  H.  Withdrawals...........................................        31
        Calculation of Proportionate Reduction..............        32
        Calculation of Present Value........................        33
  I.   Death Benefit........................................        34
        Death of an Owner or an Annuitant Before the Annuity
        Income Date.........................................        34
        Payment of the Death Benefit........................        34
        The Spouse of the Deceased Owner as Beneficiary.....        34
        Death of the Owner or the Annuitant After the
        Annuity Income Date.................................        34
  J.   General Restrictions on Payments.....................        35
  K.   Telephone Authorization..............................        35
  L.   Assignment...........................................        35
  M.  NORRIS Decision.......................................        35
CHARGES AND DEDUCTIONS......................................        36
  A.   Variable Account Deductions..........................        36
        Mortality and Expense Risk Charge...................        36
        Administrative Expense Charge.......................        36
        Expenses of the Underlying Funds....................        36
  B.   Premium Taxes........................................        36
  C.   Transfer Charge......................................        37
  D.   Withdrawal Adjustment Charge.........................        37
FEDERAL TAX CONSIDERATIONS..................................        38
  A.   Annuity Contracts in General.........................        38
  B.   Tax on Annuity Payments..............................        38
  C.   Tax on Withdrawals...................................        38
        Withdrawals Before the Annuity Income Date..........        38
        Withdrawals After the Annuity Income Date...........        39
  D.   Exchanges............................................        39
  E.   Tax Withholding......................................        39
  F.   Diversification and Control of Underlying Assets.....        40

STATEMENTS AND REPORTS......................................        40
LOANS.......................................................        40
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        40
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        41
VOTING RIGHTS...............................................        41
DISTRIBUTION................................................        41
LEGAL MATTERS...............................................        42
FURTHER INFORMATION.........................................        42
APPENDIX A -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       A-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         4
EXCHANGE OFFER..............................................         5
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ANNUITANT: the person who must be alive for annuity payments to be made (unless payments are guaranteed). Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants. In contrast, the person to whom annuity payments are made is the Owner (or a person requested by the Owner). The Annuitant and the Owner may be the same individual.

ANNUITY INCOME DATE: the date annuity payments begin. The Annuity Income Date must be within twelve months of the Contract's Issue Date.

ANNUITY UNIT: a measure used to calculate annuity payments under a Variable Income Option.

ASSUMED INVESTMENT RETURN (AIR): used to calculate the initial variable annuity payment and to determine how the payment will change over time in response to the investment performance of the selected Sub-Accounts.

BENEFICIARY: the person, persons or entity entitled to the Death Benefit upon the death of the Owner prior to the Annuity Income Date or remaining annuity payments, if any, upon the death of the Owner on or after the Annuity Income Date.

CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that the dollar value of an annuity payment under a Variable Income Option will change due to investment performance.

COMPANY (WE, US OR OUR): Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New York) or First Allmerica Financial Life Insurance Company (in New York).

CONTRACT VALUE: the Present Value of all future and/or remaining annuity payments. (See the section entitled "Present Value Determination").

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's Issue Date or on any anniversary of the Issue Date.

DATE OF FIRST CHANGE: the date on which your variable annuity payment will change in value for the first time.

FIXED INCOME OPTION: an income option with annuity payments that are fixed in amount (unless a withdrawal is taken or as a result of the death of the first Joint Annuitant).

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and anniversaries.

NET PAYMENT: the Single Purchase Payment less any premium tax.

OWNER (YOU OR YOUR): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to You and Your shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

UNDERLYING FUND (FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware Group Premium Fund ("DGPF"), a corresponding fund of Eaton Vance Variable Trust ("EVVT"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. (INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT") "), a corresponding portfolio of Scudder Variable Series II ("SVS"), or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD: a period used in measuring the investment experience of a Sub-Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT: one of our separate accounts, which we call Separate Account VA-K, consisting of assets segregated from our other assets. The investment performance of the assets of each of our separate accounts (and, under the Contract, each Sub-Account) is determined separately from our other assets and the assets are not chargeable with liabilities arising out of any other business which we may conduct.

VARIABLE INCOME OPTION: an income option providing for annuity payments varying in amount in accordance with the investment experience of the Underlying Funds selected.

VARIABLE INCOME OPTION RATE: the factor applied to the portion of the Net Payment allocated to the Variable Income Option and used to determine the number of Annuity Units in each annuity payment. The factor takes into account the Issue Date, the Annuity Income Date, annuity benefit option, the Assumed Investment Return, the Change Frequency and Date of First Change.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Allmerica Immediate Advantage Variable Annuity Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, including (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. Contract charges including the annual Sub-Account expenses are specified under the terms of the Contract. Annual Fund expenses are not fixed or specified under the terms of the Contract and will vary from year to year. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "B. Premium Taxes" under CHARGES AND DEDUCTIONS.

                                                                   CHARGE
(1) CONTRACT CHARGES:                                              ------
                                                                    None
TRANSFER CHARGE:
  We currently do not charge for processing transfers and
  guarantee that the first 12 transfers in a Contract year
  will not be subject to a transfer charge. For each
  subsequent transfer, we reserve the right to assess a
  charge, guaranteed never to exceed $25, to reimburse us
  for the costs of processing the transfer.

WITHDRAWAL ADJUSTMENT CHARGE:
  After the Issue Date, you may request withdrawals, which will result in a calculation by the Company of the Present
  Value of future annuity payments. For withdrawals taken within 5 years from the Issue Date, the Assumed Investment
  Return ("AIR") you have chosen (in the case of a Variable
  Income Option) or the interest rate (in the case of a Fixed Income Option) used to determine the Present Value is increased by a Withdrawal Adjustment Charge in the following manner:

ADJUSTMENT TO AIR OR INTEREST RATE:
    If 15 or more years of annuity payments are being              1.00%
      valued, the increase is
    If 10-14 years of annuity payments are being valued, the       1.50%
      increase is
    If less than 10 years of annuity payments are being            2.00%
      valued, the increase is

  The increase to the AIR or interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable income option) or dollar amount (under a fixed income option), than if the increase had not been made. Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity
  Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments. See "H.
  Withdrawals" under DESCRIPTION OF THE CONTRACT for additional information.

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                               1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.20%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           1.45%

(3) ANNUAL UNDERLYING FUND EXPENSES:
  Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.

                                                              SERVICE                               TOTAL FUND
                                           MANAGEMENT FEE     FEES OR       OTHER EXPENSES           EXPENSES
                                             (AFTER ANY        12B-1     (AFTER ANY WAIVERS/    (AFTER ANY WAIVERS/
UNDERLYING FUND                          VOLUNTARY WAIVERS)    FEES*       REIMBURSEMENTS)        REIMBURSEMENTS)
---------------                          ------------------   --------   --------------------   -------------------
AIT Core Equity Fund**.................         0.52%          0.00%             0.05%           0.57%(1)(2)
AIT Equity Index Fund..................         0.27%          0.00%             0.06%           0.33%(1)(2)
AIT Government Bond Fund...............         0.50%          0.00%             0.11%           0.61%(1)
AIT Money Market Fund**................         0.31%          0.00%             0.05%           0.36%(1)
AIT Select Aggressive Growth Fund......         0.78%          0.00%             0.05%           0.83%(1)(2)
AIT Select Capital Appreciation Fund...         0.87%          0.00%             0.07%           0.94%(1)(2)
AIT Select Emerging Markets Fund.......         1.35%          0.00%             0.54%           1.89%(1)(2)
AIT Select Growth Fund.................         0.76%          0.00%             0.05%           0.81%(1)(2)
AIT Select Growth and Income Fund......         0.67%          0.00%             0.06%           0.73%(1)
AIT Select International Equity Fund...         0.88%          0.00%             0.11%           0.99%(1)(2)
AIT Select Investment Grade Income
 Fund..................................         0.42%          0.00%             0.07%           0.49%(1)
AIT Select Strategic Growth Fund.......         0.85%          0.00%             0.30%           1.15%(1)(2)
AIT Select Strategic Income Fund***....         0.60%          0.00%             0.17%           0.77%(1)
AIT Select Value Opportunity Fund......         0.88%          0.00%             0.06%           0.94%(1)(2)
AIM V.I. Aggressive Growth Fund........         0.80%          0.00%             0.46%           1.26%(3)
AIM V.I. Blue Chip Fund................         0.02%          0.00%             1.38%           1.40%(3)(4)
AIM V.I. Value Fund....................         0.61%          0.00%             0.23%           0.84%
Alliance Growth and Income Portfolio
 (Class B).............................         0.63%          0.25%             0.07%           0.95%
Alliance Premier Growth Portfolio
 (Class B).............................         1.00%          0.25%             0.05%           1.30%
DGPF Growth Opportunities Series
 (Service Class).......................         0.75%          0.15%             0.09%           0.99%(5)
DGPF International Equity Series.......         0.78%          0.00%             0.17%           0.95%(6)
Eaton Vance VT Floating Rate-Income
 Fund..................................         0.58%          0.25%             0.35%           1.18%(7)(8)
Fidelity VIP Equity-Income Portfolio...         0.48%          0.00%             0.08%           0.56%(9)
Fidelity VIP Growth Portfolio..........         0.57%          0.00%             0.08%           0.65%(9)
Fidelity VIP High Income Portfolio.....         0.58%          0.00%             0.10%           0.68%(9)
Fidelity VIP Overseas Portfolio........         0.72%          0.00%             0.17%           0.89%(9)
Fidelity VIP II Asset Manager
 Portfolio.............................         0.53%          0.00%             0.08%           0.61%(9)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio..................         0.57%          0.25%             0.10%           0.92%(9)
Fidelity VIP III Growth Opportunities
 Portfolio (Service Class 2)...........         0.58%          0.25%             0.12%           0.95%(9)
FT VIP Franklin Natural Resources
 Securities Fund (Class 2).............         0.63%          0.25%             0.04%           0.92%(10)(11)
FT VIP Franklin Small Cap Fund
 (Class 2).............................         0.53%          0.25%             0.28%           1.06%(10)(12)(13)
INVESCO VIF Health Sciences Fund.......         0.75%          0.00%             0.32%           1.07%(14)
Janus Aspen Growth Portfolio (Service
 Shares)...............................         0.65%          0.25%             0.02%           0.92%(15)
Janus Aspen Growth and Income Portfolio
 (Service Shares)......................         0.65%          0.25%             0.21%           1.11%(15)
Pioneer Emerging Markets VCT Portfolio
 (Class II) ****.......................         0.36%          0.25%             1.50%           2.11%(16)(17)
Pioneer Real Estate Growth VCT
 Portfolio (Class II) *****............         0.80%          0.25%             0.30%           1.35%(18)
Scudder Technology Growth Portfolio....         0.75%          0.00%             0.07%           0.82%(19)(20)
SVS Dreman Financial Services
 Portfolio.............................         0.75%          0.00%             0.15%           0.90%(19)(20)(21)
T. Rowe Price International Stock
 Portfolio.............................         1.05%          0.00%             0.00%           1.05%(22)

*The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.

**Effective October 1, 2000, the management fee rates for the AIT Core Equity Fund and AIT Money Market Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to reflect current revised fee rates.

***This portfolio commenced operations on July 3, 2000. "Other Expenses" are based upon estimated amounts for the current fiscal year.

****Class II shares of the Pioneer Emerging Markets VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are annualized.

*****Class II shares of the Pioneer Real Estate Growth VCT Portfolio commenced operations on August 1, 2000; therefore expenses shown are estimated.

(1)Through December 31, 2001, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for AIT Select International Equity Fund, 1.35% for AIT Select Aggressive Growth Fund and AIT Select Capital Appreciation Fund, 1.25% for AIT Select Value Opportunity Fund, 1.20% for AIT Select Growth Fund, AIT Select Strategic Growth Fund and AIT Core Equity Fund, 1.10% for AIT Select Growth and Income Fund, 1.00% for AIT Select Strategic Income Fund, AIT Select Investment Grade Income Fund and AIT Government Bond Fund, and 0.60% for AIT Money Market Fund and AIT Equity Index Fund. The total operating expenses of the funds were less than their respective expense limitations throughout 2000.

In addition, through December 31, 2001, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the AIT Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Through December 31, 2001, the AIT Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2)These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions, total annual fund operating expenses were 0.52% for AIT Core Equity Fund, 0.32% for AIT Equity Index Fund, 0.81% for AIT Select Aggressive Growth Fund, 0.93% for AIT Select Capital Appreciation Fund, 1.84% for AIT Select Emerging Markets Fund, 0.80% for AIT Select Growth Fund, 0.98% for AIT Select International Equity Fund, 1.10% for AIT Select Strategic Growth Fund, and 0.87% for AIT Select Value Opportunity Fund.

(3)Expenses have been restated to reflect current fees.

(4)After fee waivers and restated to reflect current fees. The investment advisor has agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total annual fund operating expenses to 1.40% of average daily net assets until December 31, 2001. Total annual fund operating expenses before waivers and reimbursements were 2.13%.

(5)Service Class inception is May 1, 2000. Expenses shown are based on annualized amounts. The investment advisor for the DGPF Growth Opportunities Series is Delaware Management Company ("Delaware Management"). Effective May 1, 2001 through October 31, 2001, the investment advisor has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.85%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%). The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.

(6)For the fiscal year ended December 31, 2000, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 1.02% for DGPF International Equity Series.

(7)The Eaton Vance VT Floating Rate-Income Fund commenced operations after December 31, 2000, therefore expenses shown are estimated.

(8)Other Expenses are based on estimates and include an administration fee of 0.25%

(9)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses.

(10)The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(11)The fund administration fee is paid indirectly through the Management fee.

(12)Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

(13)The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund.This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.

(14)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(15)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth and Janus Aspen Growth and Income Portfolios. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least until the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.

(16)Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.

Excluding certain offset arrangements, but after the effect of the voluntary limitation, expenses attributable to Class II shares would have been 2.11% for the Pioneer Emerging Markets VCT Portfolio. For the fiscal year ended December 31, 2000, assuming no voluntary limitations and no expense offset arrangements, portfolio expenses as a percentage of average daily net assets attributable to Class II shares were 4.47% for the Pioneer Emerging Markets VCT Portfolio.

(17)Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class II shares for the fiscal period ended December 31, 2000, were 2.09% for the Pioneer Emerging Markets VCT Portfolio.

(18)Pioneer has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares Pioneer Real Estate Growth VCT Portfolio to 1.25% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The total operating expenses attributable to Class I shares of these portfolios were less than their respective expense limitations during 2000. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.

(19)Effective 5/1/01, Kemper Variable Series became Scudder Variable Series II. Kemper Technology Growth Portfolio became Scudder Technology Growth Portfolio and KVS Dreman Financial Services Portfolio became SVS Dreman Financial Services Portfolio.

(20)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dreman Financial Services (0.99% )and Scudder Technology Growth (0.95%).

(21)"Other Expenses" have been restated to exclude reorganization costs.

(22)Management fees include operating expenses.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

Expense limitations described above may not include extraordinary expenses, such as litigation.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples also assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5 and 10-year intervals. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND IS NOT A REPRESENTATION OF PAST OR FUTURE RETURNS.

Table (1) If you do not surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming the election of a 10-year period certain option, a 3% AIR and a 5% annual return on assets:

FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $20        $56        $ 86       $123
AIT Equity Index Fund......................................    $18        $50        $ 76       $109
AIT Government Bond Fund...................................    $21        $57        $ 87       $126
AIT Money Market Fund......................................    $18        $50        $ 77       $110
AIT Select Aggressive Growth Fund..........................    $23        $63        $ 97       $139
AIT Select Capital Appreciation Fund.......................    $24        $67        $101       $146
AIT Select Emerging Markets Fund...........................    $33        $93        $142       $204
AIT Select Growth Fund.....................................    $23        $63        $ 96       $138
AIT Select Growth and Income Fund..........................    $22        $61        $ 93       $133
AIT Select International Equity Fund.......................    $24        $68        $104       $149
AIT Select Investment Grade Income Fund....................    $19        $54        $ 82       $118
AIT Select Strategic Growth Fund...........................    $26        $72        $110       $159
AIT Select Strategic Income Fund...........................    $25        $69        $105       $151
AIT Select Value Opportunity Fund..........................    $24        $67        $101       $146
AIM V.I. Aggressive Growth Fund............................    $27        $75        $115       $165
AIM V.I. Blue Chip Fund....................................    $28        $79        $121       $174
AIM V.I. Value Fund........................................    $23        $64        $ 97       $140
Alliance Growth and Income Portfolio.......................    $24        $67        $102       $146
Alliance Premier Growth Portfolio..........................    $27        $77        $117       $168
DGPF Growth Opportunities Series...........................    $24        $68        $104       $149
DGPF International Equity Series...........................    $24        $67        $102       $146
Eaton Vance VT Floating Rate-Income Fund...................    $26        $73        $112       $160
Fidelity VIP Equity-Income Portfolio.......................    $20        $56        $ 85       $123
Fidelity VIP Growth Portfolio..............................    $21        $58        $ 89       $128
Fidelity VIP High Income Portfolio.........................    $21        $59        $ 90       $130
Fidelity VIP Overseas Portfolio............................    $23        $65        $ 99       $143
Fidelity VIP II Asset Manager Portfolio....................    $21        $57        $ 87       $126
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $24        $66        $101       $145
Fidelity VIP III Growth Opportunities Portfolio............    $24        $67        $102       $146
FT VIP Franklin Natural Resources Securities Fund..........    $24        $66        $101       $145
FT VIP Franklin Small Cap Fund.............................    $25        $70        $107       $153
INVESCO VIF Health Sciences Fund...........................    $25        $70        $107       $154
Janus Aspen Growth Portfolio...............................    $24        $66        $101       $145
Janus Aspen Growth and Income Portfolio....................    $26        $71        $109       $156
Pioneer Emerging Markets VCT Portfolio.....................    $36        $99        $151       $217
Pioneer Real Estate Growth VCT Portfolio...................    $28        $78        $119       $171
Scudder Technology Growth Portfolio........................    $23        $63        $ 96       $138
SVS Dreman Financial Services Portfolio....................    $23        $65        $100       $143
T. Rowe Price International Stock Portfolio................    $25        $70        $106       $152

Table (2) If you surrender* your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming the election of a 10 year period certain option, a 3% AIR, and a 5% net annual return on assets:

FUNDS                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----                                                        --------   --------   --------   --------
AIT Core Equity Fund.......................................    $ 92       $104       $112       $123
AIT Equity Index Fund......................................    $ 90       $ 97       $102       $109
AIT Government Bond Fund...................................    $ 93       $105       $114       $126
AIT Money Market Fund......................................    $ 90       $ 98       $103       $110
AIT Select Aggressive Growth Fund..........................    $ 95       $111       $123       $139
AIT Select Capital Appreciation Fund.......................    $ 96       $114       $128       $146
AIT Select Emerging Markets Fund...........................    $105       $141       $168       $204
AIT Select Growth Fund.....................................    $ 95       $110       $122       $138
AIT Select Growth and Income Fund..........................    $ 94       $108       $119       $133
AIT Select International Equity Fund.......................    $ 96       $115       $130       $149
AIT Select Investment Grade Income Fund....................    $ 91       $102       $109       $118
AIT Select Strategic Growth Fund...........................    $ 98       $120       $137       $159
AIT Select Strategic Income Fund...........................    $ 97       $116       $131       $151
AIT Select Value Opportunity Fund..........................    $ 96       $114       $128       $146
AIM V.I. Aggressive Growth Fund............................    $ 99       $123       $141       $165
AIM V.I. Blue Chip Fund....................................    $101       $127       $147       $174
AIM V.I. Value Fund........................................    $ 95       $111       $124       $140
Alliance Growth and Income Portfolio.......................    $ 96       $114       $128       $146
Alliance Premier Growth Portfolio..........................    $100       $124       $143       $168
DGPF Growth Opportunities Series...........................    $ 96       $115       $130       $149
DGPF International Equity Series...........................    $ 96       $114       $128       $146
Eaton Vance VT Floating Rate-Income Fund...................    $ 98       $121       $138       $160
Fidelity VIP Equity-Income Portfolio.......................    $ 92       $104       $112       $123
Fidelity VIP Growth Portfolio..............................    $ 93       $106       $116       $128
Fidelity VIP High Income Portfolio.........................    $ 93       $107       $117       $130
Fidelity VIP Overseas Portfolio............................    $ 95       $113       $126       $143
Fidelity VIP II Asset Manager Portfolio....................    $ 93       $105       $114       $126
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $ 96       $114       $127       $145
Fidelity VIP III Growth Opportunities Portfolio............    $ 96       $114       $128       $146
FT VIP Franklin Natural Resources Securities Fund..........    $ 96       $114       $127       $145
FT VIP Franklin Small Cap Fund.............................    $ 97       $117       $133       $153
INVESCO VIF Health Sciences Fund...........................    $ 97       $118       $133       $154
Janus Aspen Growth Portfolio...............................    $ 96       $114       $127       $145
Janus Aspen Growth and Income Portfolio....................    $ 98       $119       $135       $156
Pioneer Emerging Markets VCT Portfolio.....................    $108       $147       $177       $217
Pioneer Real Estate Growth VCT Portfolio...................    $100       $126       $145       $171
Scudder Technology Growth Portfolio........................    $ 95       $111       $123       $138
SVS Dreman Financial Services Portfolio....................    $ 96       $113       $126       $143
T. Rowe Price International Stock Portfolio................    $ 97       $117       $132       $152

*A surrender is only available if the Payment for a Certain Number of Years option is elected.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY?

The Allmerica Immediate Advantage Variable Annuity contract ("Contract") is an insurance contract designed to provide you, the Owner, with monthly annuity income during the lifetime of the Annuitant or Joint Annuitants, or for a period of years. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A menu of investment options that you can customize to support your annuity payments;

    - Underlying Funds managed by experienced professional investment advisers;

    - Income that you can receive for life;

    - Access to your money through withdrawals; and

    - The ability to tailor your income stream by choosing from multiple annuity benefit options and selecting the first date the amount of your payments will change.

You may allocate your Net Payment to the Fixed Income Option or the Variable Income Option, or a combination of both. If you select the Variable Income Option, you may allocate your money to the Sub-Accounts investing in the Underlying Funds. You select the investment allocation most appropriate for your income needs. As those needs change, you may also change your allocation without incurring any tax consequences.

WHAT CHOICES DO I MAKE WHEN I PURCHASE THE CONTRACT?

At the time you apply for the Contract, you choose:

    - the Annuitant(s) and the Beneficiary(ies);

    - the date annuity payments begin, which must be within twelve months of the Contract's Issue Date;

    - the annuity benefit option;

    - whether you want variable annuity payments based on the investment performance of the Underlying Funds (the Variable Income Option), fixed annuity payments with payment amounts guaranteed by the Company (the Fixed Income Option), or a combination of fixed and variable annuity payments;

    - a Change Frequency, if you allocate any portion of the Net Payment to the Variable Income Option (and you may select the first date your annuity payment will change); and

    - one of the available Assumed Investment Returns ("AIR") if you allocate any portion of the Net Payment to the Variable Income Option.

On the Annuity Income Date, you, or the payee you designate, will begin to receive income based on one of the several annuity benefit options available under the Contract.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except New York) or First Allmerica Financial Life Insurance Company (for contracts issued in New York). Each Contract has an Owner (or Joint Owners), an Annuitant (or Joint Annuitants) and one or more Beneficiaries.

The Annuitant is the person whose life is used to determine the duration of annuity payments involving a life contingency, unless payments are guaranteed for a certain number of years. The Beneficiary is the person, persons or entity entitled to the Death Benefit upon the death of the Owner prior to the Annuity Income Date or remaining annuity payments, if any, upon the death of the Owner on or after the Annuity Income Date. If the contract has Joint Owners and one Owner dies, the surviving Joint Owner is the primary Beneficiary.

HOW MUCH CAN I INVEST?

You may make a single purchase payment to the Contract. This payment is subject to a $75,000 minimum. The maximum single purchase payment is $5,000,000 without our prior approval. No additional payments may be made.

WHAT ARE MY INVESTMENT CHOICES?

You may allocate the Net Payment to the Fixed Income Option, the Variable Income Option, or a combination of both. Once selected, the Income Option may not be changed. If you select the Variable Income Option, you can allocate the Net Payment among the Sub-Accounts investing in the Underlying Funds.

VARIABLE INCOME OPTION: You have a choice of Sub-Accounts investing in the following Underlying Funds:

ALLMERICA INVESTMENT TRUST                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Core Equity Fund                             Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                            Fidelity VIP Growth Portfolio
AIT Government Bond Fund                         Fidelity VIP High Income Portfolio
AIT Money Market Fund                            Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund
AIT Select Capital Appreciation Fund             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Emerging Markets Fund                 Fidelity VIP II Asset Manager Portfolio
AIT Select Growth Fund
AIT Select Growth and Income Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select International Equity Fund             (SERVICE CLASS 2)
AIT Select Investment Grade Income Fund          Fidelity VIP II Contrafund-Registered Trademark-
AIT Select Strategic Growth Fund                 Portfolio
AIT Select Strategic Income Fund
AIT Select Value Opportunity Fund                FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP III Growth Opportunities Portfolio
AIM V.I. Aggressive Growth Fund                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIM V.I. Blue Chip Fund                          FT VIP Franklin Natural Resources Securities Fund
AIM V.I. Value Fund                              FT VIP Franklin Small Cap Fund
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     INVESCO VARIABLE INVESTMENT FUNDS, INC.
Alliance Growth and Income Portfolio             INVESCO VIF Health Sciences Fund
Alliance Premier Growth Portfolio                JANUS ASPEN SERIES
DELAWARE GROUP PREMIUM FUND( SERVICE CLASS)      Janus Aspen Growth Portfolio
DGPF Growth Opportunities Series                 Janus Aspen Growth and Income Portfolio
DELAWARE GROUP PREMIUM FUND                      PIONEER VARIABLE CONTRACTS TRUST
DGPF International Equity Series                 Pioneer Emerging Markets VCT Portfolio
EATON VANCE VARIABLE TRUST                       Pioneer Real Estate Growth VCT Portfolio
Eaton Vance VT Floating-Rate Fund                SCUDDER VARIABLE SERIES II
                                                 Scudder Technology Growth Portfolio
                                                 SVS Dreman Financial Services Portfolio
                                                 T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                 T. Rowe Price International Stock Portfolio

Each Underlying Fund operates pursuant to different investment objectives. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

FIXED INCOME OPTION: If you select the Fixed Income Option, your money will be supported by the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account.

CAN I MAKE TRANSFERS AMONG THE VARIABLE SUB-ACCOUNTS?

If you select the Variable Income Option, you may transfer among the Sub-Accounts investing in the Underlying Funds. You will incur no current taxes on transfers while your money remains in the Contract. See "G. Transfers of Annuity Units" under DESCRIPTION OF THE CONTRACT.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. The automatic rebalancing under an Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of transfer charge in each Contract year. Each subsequent automatic rebalancing is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

WHAT IF I NEED TO MAKE A WITHDRAWAL?

You have the right to make withdrawals after the Annuity Income Date. The type of withdrawal and the number of withdrawals that may be made each calendar year depends upon whether the annuity benefit option is based upon the life of one or more Annuitants with no guaranteed payments (a "Life Annuity" option), under a life annuity benefit option that in part provides for a guaranteed number of payments (a "Life Annuity with Payment for a Certain Number of Years" or "Life Annuity with Cash Back" option), or an annuity benefit option based on a guaranteed number of payments (a "Payment for a Certain Number of Years" option). Under a Life Annuity option, the Owner may make one Payment Withdrawal each calendar year. Under a Life Annuity with Payment for a Certain Number of Years or a Life Annuity with Cash Back option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Payment for a Certain Number of Years option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "H. Withdrawals" under DESCRIPTION OF THE CONTRACT.

WHAT HAPPENS UPON DEATH OF THE OWNER OR THE ANNUITANT?

Before the Annuity Income Date, if an Owner or an Annuitant dies, a death benefit will be paid.

After the Annuity Income Date, if an Owner or an Annuitant dies, we will continue to pay remaining annuity payments, if any, in accordance with the terms of the annuity benefit option selected. See "I. Death Benefit" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

We will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses that are described in "Expenses of the Underlying Funds" under "A. Variable Account Deductions" and in the Fund prospectuses accompanying this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.

Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described under "B. Premium Taxes" under CHARGES AND DEDUCTIONS.

You may request a withdrawal after the Annuity Income Date. Any withdrawals will result in a calculation by the Company of the present value of future annuity payments. For withdrawals taken within 5 years from the Issue date, an adjustment is made to the Assumed Investment Return ("AIR") you have chosen (in the case of a Variable Income Option) and/or the interest rate (in the case of a Fixed Income Option) used to calculate the present value of the future annuity payments.

The adjustment to the AIR or the interest rate used to determine the Present Value results in lower future annuity payments than if the adjustment had not been made. See "H. Withdrawals" under DESCRIPTION OF THE CONTRACT for additional information.

For more information regarding the charges applied to your Contract, see CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ninety days of receipt, the Contract will be canceled. See the "Right to Examine" provision on the cover of your Contract. If you cancel the Contract within ninety days after you received it, you will receive a refund of the Contract Value on the date the Contract is returned to us, plus any premium tax deducted on the Issue Date. However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), and if you return the Contract within ten days after you have received it, you will receive a refund of the Single Purchase Payment less any annuity payments made and/or withdrawals taken. See "B. Right to Cancel" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may change the Beneficiary, unless you have designated a Beneficiary irrevocably;

    - You may change the person(s) you have designated to receive your annuity payments;

    - If you selected the Variable Income Option, you may make transfers among your current investments without any tax consequences;

    - You may make withdrawals; and

    - You may cancel the Contract within ninety days of delivery.

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.

Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company that, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company (First Allmerica), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both Allmerica Financial and First Allmerica are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of our Board of Directors on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of our Board of Directors on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of our general business, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are our obligations. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

We reserve the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. We also offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Fourteen investment portfolios of the AIT currently are available under the Policy, each issuing a series of shares: AIT Core Equity Fund, AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, and the AIT Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of Allmerica Financial, serves as the investment adviser of the Trust and has entered into sub-advisory agreements with other investment managers (Sub-Advisers") who manage the investments of the Funds.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios are currently available under the Contract. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The investment advisor for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").

EATON VANCE VARIABLE TRUST. Eaton Vance Variable Trust is an open-end management investment company organized as a Massachusetts business trust on August 14, 2000 and registered with the SEC under the 1940 Act. Eaton Vance Management ("Eaton Vance"), 255 State Street, Boston, Massachusetts, manages the Eaton Vance VT Floating Rate-Income Fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP II Asset Manager Portfolio and Fidelity VIP II Contrafund-Registered Trademark- Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP III Growth Opportunities Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion (as of December 31, 2000). The investment adviser to the FT VIP Franklin Natural Resources Securities Fund and the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc.

INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the
Contract: Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each Portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS" formerly Kemper Variable Series) is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.

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T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("Price-International"), is an open-end, diversified management investment company organized in 1994 as a Maryland Corporation, and is registered with the SEC under the 1940 Act. Price-International, the investment manager, is the successor to Rowe Price-Fleming International, Inc., founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited. In 2000, Rowe Price-Fleming International became wholly owned by T. Rowe Price Associates, Inc. Price-International is one of the largest no-load international mutual fund asset managers, with approximately $32.7 billion (as of December 31, 2000) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires and Paris. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio. An affiliate of Price-International, T. Rowe Price
Associates, Inc. serves as Sub-Adviser to the AIT Select Capital Appreciation Fund.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT CORE EQUITY FUND -- seeks long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term growth capital appreciation.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to achieve as high a total return as possible, consistent with preservation of capital.

AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

DGPF GROWTH OPPORTUNITIES SERIES (SERVICE CLASS) -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

DGPF INTERNATIONAL EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

EATON VANCE VT FLOATING RATE-INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income while also considering growth of capital.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO (SERVICE
CLASS 2) -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2) -- seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.

FT VIP FRANKLIN NATURAL RESOURCES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. The secondary goal is to provide current income. The Fund invests primarily in equity securities of companies principally engaged in the natural resources sector.

FT VIP FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cap values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.

INVESCO VIF HEALTH SCIENCES FUND -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II) -- seeks to invest in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO (CLASS II) -- seeks to invest primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST MEET YOUR INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE UNDERLYING FUNDS, ALONG WITH THIS PROSPECTUS. IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS. THE INVESTMENT ADVISER OR SUB-ADVISER OF AN UNDERLYING FUND MAY MANAGE OTHER MUTUAL FUNDS THAT HAVE SIMILAR NAMES, GOALS, AND/OR STRATEGIES AS THOSE OF AN UNDERLYING FUND. DESPITE THESE SIMILARITIES, THERE MAY BE DIFFERENCES BETWEEN THE UNDERLYING FUND AND THE OTHER FUND MANAGED BY THE SAME ADVISER, WHICH COULD RESULT IN DIFFERENCES IN THE RISKS AND RETURNS OF THE TWO FUNDS. NO REPRESENTATION IS MADE THAT ANY UNDERLYING FUND IS SIMILAR TO OR DIFFERENT FROM OTHER FUNDS MANAGED BY THE SAME ADVISER. FOR INFORMATION ON AN UNDERLYING FUND, CONSULT ITS PROSPECTUS.

If there is a material change in the investment objective of a Fund, you will be notified of the change. If a portion of your Variable Income Option is allocated to that Fund, you may transfer this amount without charge to another Fund. We must receive your written request within 60 days of the latest of the:

    - effective date of the change in the investment objective or

    - receipt of the notice of your right to transfer.

                            PERFORMANCE INFORMATION

In order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and average annual total return performance information based on (1) the periods that the Sub-Accounts have been in existence (Table 1) and (2) the periods that the Underlying Funds have been in existence (Table 2). Performance results in Tables 1 and 2 are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total return" represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Quotations of average annual total return as shown in Tables 1 and 2 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45% and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period.

The performance shown in Table 2 is calculated in exactly the same manner as that in Table 1; however, the period of time is based on the Underlying Fund's lifetime, which predates the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, we may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

Subject to certain restrictions discussed below, you have the right:

    - to select the annuity benefit option under which annuity payments are to be made;

    - to determine whether those payments are to be made on a fixed basis (the Fixed Income Option), a variable basis (the Variable Income Option), or a combination fixed and variable basis;

    - to allocate any portion of the Net Payment to the Variable Income Option. If so, you must choose:

       - how to allocate the Net Payment;

       - a Change Frequency (you may select the first date your annuity payment will change);

       - one of the available Assumed Investment Returns ("AIR") for a Variable Income Option (see "F. Variable Annuity Payments" below for details);

       - to elect how the Beneficiary should receive annuity payments, if any;
         and

       - to receive annuity payments (or designate someone else to receive annuity payments).

A.  SINGLE PURCHASE PAYMENT

You may make a single purchase payment to buy the Contract. This payment is subject to a $75,000 minimum. The maximum single purchase payment is $5,000,000 without our prior approval. No additional payments may be made.

The Company issues the Contract when its underwriting requirements are met. These requirements include receipt of the payment and allocation instructions by the Company at its Principal Office. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts.

Payments are to be made payable to the Company. The Net Payment is credited to the Contract and allocated as requested as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the single purchase payment, the payment will be returned immediately unless the Owner specifically consents to the holding of it pending completion of the outstanding issue requirements.

B.  RIGHT TO CANCEL

If you return the Contract to the Company within 90 days of receipt, the Contract will be cancelled.

If you purchase a Contract intended to qualify as an IRA or if you purchase the Contract in a state that requires a full refund, you may cancel the Contract and receive a refund as specified below.

Refund Within Ten Days of Receipt. If you return the Contract within ten days (or longer if required by law) after you have received it, we will refund the Single Purchase Payment less the total amount of all annuity payments made or withdrawals taken.

Refund after Ten Days but Within Ninety Days. If you return the Contract after ten days but within ninety days after the Issue Date, we will pay to you the Contract Value as of the date the Contract is returned to us plus any premium tax deducted on the Issue Date.

If you purchase a Contract that is not intended to qualify as an IRA or if you purchase the Contract in a state that does not require a full refund, you may cancel the Contract at any time within 90 days after receipt of the Contract and receive a refund. If you return the Contract, we will pay to you the Contract Value as of the date the Contract is returned to us plus any premium tax deducted on the Issue Date. This amount may be more or less than the Single Purchase Payment.

At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the contract, you must mail or deliver the Contract to the agent through whom it was purchased, to our Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to any local agent of the Company. Mailing or delivery must occur within ten or ninety days, as applicable, after receipt of the Contract for cancellation to be effective. We ordinarily will send you a refund within seven days.

C.  ELECTING THE ANNUITY INCOME DATE

Annuity payments under the Contract will begin on the Annuity Income Date. You select the Annuity Income Date at the time of issue. The Annuity Income Date must be within twelve months of the Contract's Issue Date. You may not select the 29th, 30th or 31st day of the month for the Annuity Income Date.

The Internal Revenue Code (the "Code") and/or the terms of qualified plans may impose limitations on the age at which annuity payments may commence and the type of annuity benefit option that may be elected. You should carefully review the Annuity Income Date and the annuity benefit options with your tax advisor. See also FEDERAL TAX CONSIDERATIONS for further information.

D.  CHOOSING AN INCOME OPTION

You may choose a Fixed Income Option, a Variable Income Option or a combination of Fixed and Variable.

If you select a Fixed Income Option, each monthly annuity payment will be equal to the first (unless a withdrawal is made or as a result of the death of the first Joint Annuitant). Any portion of the Net Payment allocated to the Fixed Income Option will become part of our General Account.

If you select a Variable Income Option, you will receive monthly annuity payments based on the value of the Annuity Units in the chosen Sub-Account(s). Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of annuity payments will vary. Under this Contract, you may choose the frequency with which you want annuity payments to vary (the Change Frequency), which may be monthly, quarterly, semi-annually, or annually. The Change Frequency is the frequency that changes due to the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity payment. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

The amount of your annuity payment will change for the first time one Change Frequency Cycle after the Issue Date. (For example, if a quarterly Change Frequency is chosen, your annuity payments will change for the first time three months after the Annuity Income Date.) However, if you would like the amount of the payment to change sooner, you can indicate the desired month.

The income option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) We reserve the right to increase this minimum amount. If the income option selected does not produce an initial payment which meets this minimum, a single payment may be made.

E.  DESCRIPTION OF ANNUITY BENEFIT OPTIONS

The Company currently provides the following annuity benefit options:

LIFE ANNUITY OPTIONS

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity payment due prior to the Annuitant's death.

    - JOINT LIFE ANNUITY WITH SURVIVOR BENEFIT -- Monthly payments during the Joint Annuitants' lifetimes. Upon the first death, payments will continue to you or the Beneficiary (whichever is applicable) for the survivor's remaining lifetime based on the previously elected level of 100%, two-thirds (66.67%) or one-half (50%) of the total number of Annuity Units for a Variable Income Option or the annuity payment for a Fixed Income Option.

LIFE ANNUITY WITH PAYMENT FOR A CERTAIN NUMBER OF YEARS OPTIONS

    - SINGLE LIFE ANNUITY -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to you or the Beneficiary (whichever is applicable).

    - JOINT LIFE ANNUITY WITH SURVIVOR BENEFIT -- Monthly payments guaranteed for a specified number of years and continuing during the Joint Annuitants' lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime based on the previously elected level of 100%, two-thirds (66.67%) or one-half (50%) of the total number of Annuity Units for a Variable Income Option or the annuity payment for a Fixed Income Option. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to you or the Beneficiary (whichever is applicable).

LIFE ANNUITY WITH CASH BACK OPTIONS

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. At the Annuitant's death, any excess of the Net Payment, over the total amount of annuity payments made and withdrawals taken, will be paid to you or the Beneficiary (whichever is applicable).

    - JOINT LIFE ANNUITY WITH SURVIVOR BENEFIT -- Monthly payments during the Joint Annuitants' lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime based on the previously elected level of 100%, two-thirds (66.67%) or one-half (50%) of the total number of Annuity Units for a Variable Income Option or the annuity payment for a Fixed Income Option. At the surviving Annuitant's death, any excess of the Net Payment, over the total amount of annuity payments made and withdrawals taken, will be paid to you or the Beneficiary (whichever is applicable).

PAYMENT FOR A CERTAIN NUMBER OF YEARS OPTION (PERIOD CERTAIN OPTION)

Monthly annuity payments for a chosen number of years ranging from five to thirty, or any other period certain option currently offered by the Company, are available. The Payment for a Certain Number of Years option does not involve a life contingency. In the computation of the annuity payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

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F.  VARIABLE ANNUITY PAYMENTS

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result of dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

THE ANNUITY UNIT AND ANNUITY UNIT VALUE. The Annuity Unit is a measure used to value the monthly annuity payments under a Variable Income Option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (1) a discount factor equivalent to the Assumed Investment Return ("AIR") and

    (2) the Net Investment Factor of the Sub-Account funding the annuity payments for the applicable Valuation Period.

Subject to the chosen Change Frequency, annuity payments will increase if the annualized Net Investment Factor during that period is greater than the AIR and will decrease if it is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5%, or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF FIRST ANNUITY PAYMENT. The amount of the first periodic variable annuity payment depends on the:

    - annuity benefit option chosen;

    - length of the annuity benefit option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see "M. NORRIS Decision"):

    - value of the amount applied under the annuity benefit option;

    - applicable annuity benefit option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. We have Variable Income Option Rates that determine the dollar amount of the first monthly payment under each Variable Income Option for each $1,000 of Net Payment. We calculate this amount assuming there is no change in the Annuity Unit Value. We then divide the amount of the first annuity payment attributable to a particular Sub-Account by the Annuity Unit Value of that

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Sub-Account to determine the number of Annuity Units credited to your Contract.
This number of Annuity Units remains fixed under all annuity benefit options, except Joint and Survivor annuity benefit options that reduce the number of Annuity Units upon the first death. However, the number of variable annuity units under any annuity benefit option could change if transfers or withdrawals are made.

DOLLAR AMOUNT OF FIRST VARIABLE ANNUITY PAYMENT. The dollar amount of the first variable annuity payment will equal the number of Annuity Units of each Sub-Account multiplied by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS. The dollar amount of subsequent variable annuity payments will vary with the Annuity Unit Value of the selected Sub-Account(s) on certain dates. The dollar amount of variable annuity payments remains level until the Date of First Change and within each Change Frequency cycle. On the Date of First Change and as of the start of each Change Frequency cycle, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units of each Sub-Account by the Annuity Unit Value of that Sub-Account on the applicable Valuation Date.

For an illustration of the calculation of a variable annuity payment using a hypothetical example, see "Annuity Payments" in the SAI.

PAYMENT OF ANNUITY PAYMENTS. You will receive the annuity payments unless you request in writing that payments be made to another person, persons, or entity. If you (or, if there are Joint Owners, the surviving Joint Owner) die on or after the Annuity Income Date, the Beneficiary will become the Owner of the Contract. Any remaining guaranteed annuity payments will continue to the Beneficiary in accordance with the terms of the annuity benefit option selected. If there are Joint Owners on or after the Annuity Income Date, upon the first Owner's death, any remaining guaranteed annuity payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit option selected.

If the Annuitant dies on or after the Annuity Income Date, but before all guaranteed annuity payments have been made, any remaining guaranteed payments will continue to be paid to you or the payee you have designated. Upon the death of the Owner, the Beneficiary will become the Owner. The Beneficiary may elect to receive in a single sum the Present Value of any remaining guaranteed annuity payments. For discussion of Present Value calculation, see "Calculation of Present Value" below.

G.  TRANSFERS OF ANNUITY UNITS

You may transfer among the available Sub-Accounts upon written or telephone request to us. Transfers may be made (a) before the Annuity Income Date and before the death of an Owner or an Annuitant; or (b) after the Annuity Income Date and as long as annuity payments are payable under the annuity benefit option selected. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Unit Value next computed after receipt of the transfer request.

Currently, we do not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, we reserve the right to assess a charge, guaranteed never to exceed $25, to reimburse us for the expense of processing transfers. The automatic rebalancing under an Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of transfer charge in each Contract year. Each subsequent automatic rebalancing is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

Any transfer made because of a material change in the investment objective of a Sub-Account will not count towards the 12 free transfers, nor will we charge you a transfer fee. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts. However, we reserve the right to establish and impose reasonable rules restricting transfers. All transfers are subject to our consent.

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The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

AUTOMATIC ACCOUNT REBALANCING. You may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with your specified percentage allocations. Each rebalancing will result in a change in the number of Annuity Units. As frequently as you elect, we will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until we receive and record your request to terminate.

H.  WITHDRAWALS

WITHDRAWALS AFTER THE ANNUITY INCOME DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT WITH YOUR TAX ADVISOR AND SEE FEDERAL TAX CONSIDERATION, "C. TAX ON WITHDRAWALS."

You have the right, based on the annuity benefit option selected, to make withdrawals. Withdrawals may be made (a) before the Annuity Income Date and before the death of an Owner or an Annuitant, or (b) after the Annuity Income Date and as long as annuity payments are payable under the annuity benefit option selected. Two withdrawal options may be available to you: a Payment Withdrawal Amount option or a Present Value Withdrawal option.

The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount. The minimum amount of a withdrawal is $100. Any withdrawal is normally payable within seven days following our receipt of the withdrawal request.

The type of withdrawal and the number of withdrawals that may be made each calendar year depends upon whether the annuity benefit option is based upon the life of one or more Annuitants with no guaranteed payments (a "Life Annuity option"), under a life annuity benefit option that in part provides for a guaranteed number of payments (a "Life Annuity with Payment for a Certain Number of Years" or "Life Annuity with Cash Back" option), or an annuity benefit option based on a guaranteed number of payments (a "Payment for a Certain Number of Years" option).

    - WITHDRAWALS UNDER LIFE ANNUITY OPTIONS

      The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity payments.

    - WITHDRAWALS UNDER LIFE ANNUITY WITH PAYMENT FOR A CERTAIN NUMBER OF YEARS OR LIFE ANNUITY WITH CASH BACK OPTIONS

      The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity payments.

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
      The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the REMAINING GUARANTEED annuity payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity payments. In year seven, the Owner withdraws 20% of the then present value of the remaining guaranteed annuity payments. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity payments.)

      Under a Life Annuity with Payment for a Certain Number of Years or Life Annuity with Cash Back option, if the Annuitant is still living after the guaranteed annuity payments have been made, the number of Annuity Units or dollar amount applied to future annuity payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

    - WITHDRAWALS UNDER PAYMENT FOR CERTAIN NUMBER OF YEARS OPTIONS

      The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity payments. Withdrawal of 100% of the present value of the guaranteed annuity payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity payments or remaining guaranteed annuity payments, respectively, and proportionately reduces the number of Annuity Units (under a variable income option) or dollar amount (under a fixed income option) applied to future annuity payments. Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments. See "Calculation of Proportionate Reduction," below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity payment or the dollar amount applied to each future fixed annuity payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future guaranteed variable annuity payment or the dollar amount applied to each future guaranteed fixed annuity payment. Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments.

- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life Annuity, Life Annuity with Payment for a Certain Number of Years, or Life Annuity with Cash Back options. The Owner may make one Payment Withdrawal in each calendar year.

  Under a variable income option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                    ------------------------------------------

                 Present value of all remaining variable annuity
                   payments immediately prior to the withdrawal

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
  Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity payments.

  Under a fixed income option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity payments.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life Annuity with Payment for a Certain Number of Years or Life Annuity with Cash Back options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity payments) and under Payment for a Certain Number of Years options (the Owner may make multiple Present Value Withdrawals in each calendar year).

  Under a variable income option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                -------------------------------------------------

              Present value of remaining guaranteed variable annuity
                   payments immediately prior to the withdrawal

  Under a fixed income option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity payments.

  Because each variable annuity payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity payments with respect to the guaranteed payments. Under a fixed income option, the proportionate reduction will result in lower fixed annuity payments with respect to the guaranteed payments. However, under a Life Annuity with Payments for a Certain Number of Years option or Life Annuity with Cash Back option, if the Annuitant is still living after the guaranteed number of annuity payments has been made, the number of Annuity Units or dollar amount of future annuity payments will be restored as if no Present Value Withdrawal(s) had taken place.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity payments is calculated based an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable income option) or the interest rate (for a fixed income option) that was used at the time of annuitization to determine the annuity payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by one of the following charges ("Withdrawal Adjustment Charge"):

    - 15 or more years of annuity payments being valued --                 1.00%

    - 10-14 years of annuity payments being valued --                      1.50%

    - Less than 10 years of annuity payments being valued --               2.00%

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
The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of the withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Payment for a Certain Number of Years or Life Annuity with Cash Back option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments to the discount rate) affects the proportionate reduction of the remaining number of Annuity Units (under a variable income option) or dollar amount (under a fixed income option), applied to each future annuity payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity payment. This will result in lower future annuity payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity payment. This will result in lower future annuity payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX B -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

I. DEATH BENEFIT

DEATH OF AN OWNER OR AN ANNUITANT BEFORE THE ANNUITY INCOME DATE. If an Owner or an Annuitant dies before the Annuity Income Date, we will pay a death benefit equal to the Contract Value determined as of the Valuation Date on which we receive due proof of death. The death benefit will be paid to the Owner of the Contract. If there is no Owner or Joint Owner, we will pay the death benefit to the Beneficiary.

PAYMENT OF THE DEATH BENEFIT. Unless you have specified otherwise, the death benefit generally will be paid in one lump sum after receipt at the Principal Office of due proof of death. Instead of payment in one lump sum, the person entitled to the death benefit may, by written request, elect to receive a life annuity or an annuity for a certain number of years not extending beyond such person's life expectancy with annuity payments beginning no later than one year from the date of death.

THE SPOUSE OF THE DECEASED OWNER AS BENEFICIARY. The deceased Owner's spouse, if named as the sole Beneficiary, may by written request continue the Contract in lieu of receiving the death benefit upon the death of the Owner. Upon such election, the spouse becomes the Owner and Annuitant. As of the date of such election, annuity payments will be adjusted to reflect any change of Annuitant and Annuity Income Date. The new Annuity Income Date must be within twelve months of the Issue Date. Any subsequent spouse of the new Owner, if named as the Beneficiary, may not continue this Contract.

DEATH OF THE OWNER OR THE ANNUITANT AFTER THE ANNUITY INCOME DATE. If the Owner or the Annuitant dies after the Annuity Income Date, we will pay the remaining annuity payments, if any, in accordance with the terms of the annuity benefit option selected. Any remaining annuity payments will be paid to the Owner of

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
the Contract. If there is no Owner or Joint Owner, then the Beneficiary will receive the payments and become the Owner of the Contract. The Beneficiary may elect to receive the Present Value of any remaining payments in one lump sum.

J.  GENERAL RESTRICTIONS ON PAYMENTS

For purposes of making annuity payments or payment of other benefits based on the value of a Sub-Account, the value of an Annuity Unit is determined as of the end of a Valuation Date, which is currently 4:00 p.m., Eastern time. Withdrawals, transfers, or payment of a death benefit from amounts under a Variable Income Option are usually paid within seven days of a request in proper form or, in the case of a death benefit, after we have received all necessary documentation. We reserve the right to defer withdrawals or transfers of amounts allocated to the Company's General Account for a period not to exceed six months. Deferred amounts will receive interest during the deferral period at a rate of at least 3%.

We reserve the right to defer payment on withdrawals, transfers, or payment of a death benefit from amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a Sub-Account is not reasonably practicable.

K.  TELEPHONE AUTHORIZATION

In order for the Owner to initiate transactions over the telephone, a properly completed authorization must be on file. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

L.  ASSIGNMENT

The Contract may not be assigned.

M.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

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
                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. We assess a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks we have assumed. The mortality risk arises from our guarantee that we will make annuity payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity benefit option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted for any annuity benefit option selected on all Contracts, including those that do not involve a life contingency, even though we do not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from our guarantee that the charges we make will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, we will absorb the losses. To the extent this charge results in a profit to us, such profit will be available for use by us for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased.

ADMINISTRATIVE EXPENSE CHARGE. We assess each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses incurred in the administration of the Sub-Account.

Deductions for the Administrative Expense Charge are designed to reimburse us for the cost of administration and related expenses. The administrative functions and expense assumed by us in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

EXPENSES OF THE UNDERLYING FUNDS. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. These fees and expenses may vary each year. They are not fixed or specified under the terms of the Contract, and they are not the responsibility of the Company. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

B.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. We assess a charge for state and municipal premium taxes, when applicable, and deduct the amount paid as a premium tax charge. Our current practice is to deduct the premium tax charge when the Single Purchase Payment is received.

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
C.  TRANSFER CHARGE

We currently do not charge for processing transfers. We guarantee that the first 12 transfers in a Contract year will be free of transfer charge, but reserve the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse us for the expense of processing transfers. For more information, see "G. Transfers of Annuity Units" under DESCRIPTION OF THE CONTRACT.

D.  WITHDRAWAL ADJUSTMENT CHARGE

After the Issue Date, each calendar year the Owner may withdraw a portion of the present value of either all future annuity payments or future guaranteed annuity payments. If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity payments is increased by one of the following adjustments:

     15 or more years of annuity payments being valued --                  1.00%

     10-14 years of annuity payments being valued --                       1.50%

     Less than 10 years of annuity payments being valued --                2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate).

For more information see "H. Withdrawals," under DESCRIPTION OF THE CONTRACT.

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                           FEDERAL TAX CONSIDERATIONS

The following is a general discussion of the federal income tax consequences of investing in this Contract. It is based upon the Company's understanding of current U.S. federal tax laws and does not address any state or local tax issues. THE DISCUSSION IS NOT INTENDED TO BE COMPLETE, NOR IS IT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR OWN CIRCUMSTANCES, INCLUDING ANY POSSIBLE APPLICATION OF SPECIAL RULES NOT DISCUSSED HERE.

The Company intends to assess a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

A.  ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress has provided special rules in the Internal Revenue Code ("Code") for how you will be taxed on these periodic payments. There are also special rules for withdrawals from an annuity that are not in the form of periodic payments. The rules may apply differently to Qualified Contracts (a retirement plan which meets the requirements of Code Sections 401, 403, 408 or 408A) and to Non-Qualified Contracts.

As the Contract Owner, you may be taxed when a distribution occurs, either as an annuity payment or as a withdrawal.

B.  TAX ON ANNUITY PAYMENTS

When amounts are received as annuity payments, a portion of each annuity payment is treated as a partial return of your single purchase payment and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your single purchase payment are fully includible in income.

The Code imposes a penalty tax of 10% of the amount includible in income upon certain distributions from annuity contracts occurring before the owner reaches age 59 1/2. One of the exceptions from this penalty applies to amounts received as annuity payments under an immediate annuity. To qualify as an immediate annuity, a contract must, among other things, provide for a series of substantially equal periodic payments during the annuity period, and must have an annuity starting date (that is, the Annuity Income Date) that is no later than one year from the contract's issue date. We believe that the Contract should be treated as an immediate annuity, so there should be no penalty applicable to amounts paid as annuity payments, regardless of the age of the Contract Owner.

C.  TAX ON WITHDRAWALS

WITHDRAWALS BEFORE THE ANNUITY INCOME DATE. When you make a withdrawal, the amount you receive will not be divided into taxable and non-taxable portions in the same way as an annuity payment. Withdrawals will be includible to the extent of the earnings in your Contract. These distributions may also be subject to a penalty tax equal to 10% of the amount that is includible in income. Some distributions are exempt from the 10% penalty tax, including: (1) distributions paid on or after you reach age 59 1/2; (2) distributions paid on or after your death; and (3) distributions paid if you become disabled (as defined in the Code). All Non-

Qualified contracts issued by the Company to you during the same calendar year will be aggregated to determine the taxable amount of any withdrawal.

WITHDRAWALS AFTER THE ANNUITY INCOME DATE. The Code does not specifically address refunds or withdrawals from immediate annuity contracts. The Internal Revenue Service ("IRS") has issued one private letter ruling concluding that the right to make these withdrawals does not prevent an annuity contract from qualifying as an immediate annuity. However, the ruling does not clearly state the effect of an actual withdrawal on the tax treatment of annuity payments made before and after the withdrawal. If, as a result of a withdrawal, distributions from a Contract after the annuity starting date were not substantially equal, there is a risk that the Contract could fail to qualify as an immediate annuity. In that case, the portion includible in income of each annuity payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax (unless another exception to the penalty tax is applied). While we currently believe that a withdrawal will not adversely affect the favorable tax treatment of annuity payments received before or after the withdrawal and we intend to perform our tax reporting functions accordingly, there can be no assurance that the IRS will not take a contrary position. You should obtain competent tax advice prior to making a withdrawal from your Contract.

It is possible that the IRS will take the view that when withdrawals are taken after the Annuity Income Date, all amounts received by the taxpayer are taxable at ordinary income rates as amounts not received as an annuity. In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current annuity value.

For example, assume that a Contract Owner with a Contract Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 after the Annuity Income Date. Under this view, the Contract Owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, additional tax penalties may also apply.

These distributions may also be subject to a penalty tax equal to 10% of the amount that is includible in income. Some distributions are exempt from the 10% penalty tax, including: (1) distributions paid on or after you reach age 59 1/2;
(2) distributions paid on or after your death; and (3) distributions paid if you become disabled (as defined in the Code).

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISORS PRIOR TO MAKING ANY WITHDRAWALS.

D.  EXCHANGES

You may exchange another annuity contract to acquire a Contract. For tax purposes, the contract Issue Date will be the purchase date of the annuity contract you exchange. Accordingly, in order for your Contract to qualify as an immediate annuity, your Annuity Income Date must be no later than one year after the purchase date of the contract you are exchanging.

If you exchange your Contract in exchange for another annuity contract with the same Annuitant and Owner, the exchange will generally be treated as a tax-free exchange. An exchange for a contract with a different Annuitant or Owner would generally be treated as a taxable exchange.

E.  TAX WITHHOLDING

The Company is required to withhold taxes from any payment made from non-qualified and qualified Contracts, including IRAs, unless you direct otherwise. You may not direct the Company to refrain from withholding taxes on certain distributions from a qualified Contract that is part of a retirement plan under

Code Section 401 or 403. In addition, the Company is required to report distributions from both qualified and non-qualified Contracts to the IRS.

F.  DIVERSIFICATION AND CONTROL OF UNDERLYING ASSETS

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. The Underlying Funds have committed to us that they will comply with these requirements.

In addition, Treasury regulations provide that a contract may not be treated as an annuity contract for tax purposes if the contract owner has control over the assets underlying the contract. The IRS has not yet issued guidance on whether the degree of control you exercise over the underlying investments could cause you to be considered the owner of the Fund shares. If you, rather than the Company, were considered the owner of the Fund shares, your Contract would not be treated as an annuity. We believe that we will be the owner of the Fund shares for tax purposes; however, future IRS guidance may affect this conclusion and may have retroactive effect. This may affect whether the Underlying Funds will be able to continue to operate as described in the Funds' prospectus. Moreover, we reserve the right, but have no obligation, to modify the Contracts as we deem necessary or appropriate to ensure that the Contracts continue to qualify as annuities for tax purposes.

                             STATEMENTS AND REPORTS

You are sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, we will furnish a statement to you containing information about your Contract, including information as required by applicable law, rules and regulations. We will also send a confirmation statement to you each time a transaction is made. (Certain transactions made under recurring payment plans such as Automatic Account Rebalancing may in the future be confirmed quarterly rather than by immediate confirmations.) You should review the information in all statements carefully. All errors or corrections must be reported to us immediately to assure proper crediting to the Contract. We will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless you notify the Principal Office in writing within 30 days after receipt of the statement.

                                     LOANS

Loans will not be permitted under this contract.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to: (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of our separate accounts or sub-accounts having assets of the same class;
(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;
(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act; (4) to substitute the shares of any other registered investment company or other investment medium for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if we determine that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account; (5) to change the methodology for determining the Net Investment Factor; and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis which we will determine.

Shares of the Underlying Funds also are issued to the separate accounts of the Company and our affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither we nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, we and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the attendant expenses.

If any of these substitutions or changes is made, we may endorse the Contracts to reflect the substitution or change, and will notify you of all such changes. If we deem it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or our other separate accounts.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

We reserve the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give you the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

We will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from you. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to us. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. We also will vote shares in a Sub-Account that we own and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result we determine that we are permitted to vote shares in our own right, whether or not such shares are attributable to the Contract, we reserve the right to do so.

The number of votes that you may cast will be determined by us as of the record date established by the Underlying Fund. The number of Underlying Fund shares will be determined by dividing the reserve held in each Sub-Account for the Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers that are NASD members.

We pay commissions, not to exceed 5.0% of payments, to registered representatives of Allmerica Investments, Inc. Alternative commission schedules are available with varying initial commission amounts based on the Single Purchase Payment, plus ongoing annual compensation of up to 4% of annuity payments.

We intend to recoup commissions and other sales expenses through anticipated profits from our General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to you or to the Variable Account. You may direct any inquiries to your financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-723-6550.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 64 year old male purchases a contract and selects a variable annuity payout option of Single Life Annuity with Payments Guaranteed for 10 Years, annuity payments begin in 12 months, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the net single payment purchases 1,370 Annuity Units. The following examples assume the Annuity Unit Value is 1.000000 on the date payments begin and a net return of 8% (gross return of 9.45%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fourth contract year (the third year of the Annuity Payout phase).

    Annuity Units prior to withdrawal = 1,370

    Annuity Unit Value on the date of withdrawal = 1.09944

    Monthly Annuity Payment prior to withdrawal = $1,506.24

    Rate used in Calculation of Present Value = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)

    Present Value of Future Guaranteed Annuity Payments = $119,961.92

    Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 % 75%)

    Annuity Units after withdrawal = 342.50 (1,370 x (1 -
    (89,971.44/119,961.92)))

    Annuity Unit Value on the date of withdrawal = 1.09944

    Monthly Annuity Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the ninth contract year (eighth year of the Annuity Payout phase).

    Annuity Units prior to withdrawal = 1,370

    Annuity Unit Value on the date of withdrawal = 1.39350

    Monthly Annuity Payment prior to withdrawal = $1,909.09

    Rate used in Calculation of Present Value = 3% (3% AIR)

    Present Value of Future Guaranteed Annuity Payments = $65,849.08

    Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 % 75%)

    Annuity Units after withdrawal = 342.50 (1,370 x (1 -
    (49,386.81/65,849.08)))

    Annuity Unit Value on the date of withdrawal = 1.39350

    Monthly Annuity Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Calculation of Present Value is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fourth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

    Last Monthly Annuity Payment = $1,436.50

    Withdrawal Amount = $14,365.00 (10 x 1,436.50)

    Annuity Units prior to withdrawal = 1,370

    Annuity Unit Value on the date of withdrawal = 1.09944

    Monthly Annuity Payment prior to withdrawal = $1,506.24

    Rate used in Calculation of Present Value = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)

    Present Value of Future Annuity Benefit Payments = $234,482.77

    Annuity Units after withdrawal = 1,286.07 (1,370 x (1 -
    (14,365.00/234,482.77)))

    Annuity Unit Value on the date of withdrawal = 1.09944

    Monthly Annuity Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the ninth contract year (eighth year of the Annuity Payout phase).

    Last Monthly Annuity Payment = $1,820.71

    Withdrawal Amount = $18,207.10 (10 x 1,820.71)

    Annuity Units prior to withdrawal = 1,370

    Annuity Unit Value on the date of withdrawal = 1.39350

    Monthly Annuity Payment prior to withdrawal = $1,909.09

    Rate used in Calculation of Present Value = 3% (3% AIR)

    Present Value of Future Annuity Payments = $268,826.18

    Annuity Units after withdrawal = 1,272.71 (1,370 x (1 -
    (18,207.10/268,826.18)))

    Annuity Unit Value on the date of withdrawal = 1.39350

    Monthly Annuity Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Calculation of Present Value is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fourth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

    Annuity Units prior to withdrawal = 1,370

    Annuity Unit Value on the date of withdrawal = 1.09944

    Monthly Annuity Payment prior to withdrawal = $1,506.24

    Rate used in Calculation of Present Value = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)

    Present Value of future Guaranteed Annuity Payments = $119,961.92

    Withdrawal = $10,000

    Annuity Units after withdrawal = 1,255.80 (1,370 x (1 -
    (10,000/119,961.92)))

    Annuity Unit Value on the date of withdrawal = 1.09944

    Monthly Annuity Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

    Annuity Units prior to withdrawal = 1,370

    Annuity Unit Value on the date of withdrawal = 1.09944

    Monthly Annuity Payment prior to withdrawal = $1,506.24

    Rate used in Calculation of Present Value = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)

    Present Value of future Annuity Payments = $234,482.77

    Withdrawal = $10,000

    Annuity Units after withdrawal = 1,311.57 (1,370 x (1 -
    (10,000/$234,482.77)))

    Annuity Unit Value on the date of withdrawal = 1.09944

    Monthly Annuity Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Calculation of Present Value is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

          INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACT FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

       INVESTING IN SHARES OF INVESTING IN SHARES OF THE UNDERLYING FUNDS




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY PROSPECTUS OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-723-6550.




                                DATED MAY 1, 2001









FAFLIC Allmerica Immediate Advantage

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY...............3

SERVICES.....................................................................3

UNDERWRITERS.................................................................4

ANNUITY PAYMENTS.............................................................4

EXCHANGE OFFER...............................................................5

PERFORMANCE INFORMATION......................................................9

FINANCIAL STATEMENTS.........................................................F-1


                         GENERAL INFORMATION AND HISTORY


Separate Account VA-K (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") authorized by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, the Company and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone
(508) 855-1000.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


Currently, 39 Sub-Accounts of the Variable Account are available under the Allmerica Immediate Advantage Variable Annuity contract (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("Trust"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Eaton Vance Variable Trust ("EVVT"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Pioneer Variable Contracts Trust ("Pioneer VCT"),Scudder Variable Series II ("SVS"), T. Rowe Price International Series, Inc. ("T. Rowe Price").

The Trust is managed by Allmerica Financial Investment Management Services, Inc. AVIF is managed by A I M Advisors, Inc. ("AIM"). Alliance is managed by Alliance Capital Management, L.P. ("Alliance Capital"). Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The DGPF International Equity Series of DGPF is managed by Delaware International Advisers Ltd. ("International Advisers"). EVVT is managed by Eaton Vance Management ("Eaton Vance'). Fidelity VIP, Fidelity VIP II, and Fidelity VIP III are managed by Fidelity Management & Research Company ("FMR"). FT VIP is managed by Franklin Advisers, Inc. INVESCO VIF is managed by is INVESCO Funds Group, Inc. Janus Aspen is managed by

Janus Capital. Pioneer VCT is managed by Pioneer Investment Management, Inc. ("Pioneer"). SVS is managed by Zurich Scudder Investments, Inc. The T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe Price-Fleming International, Inc. ("Price-Fleming").



The AIT, AVIF, Alliance, DGPF, EVVT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, Pioneer VCT, SVS, and T. Rowe Price are open-end, diversified management investment companies. Fourteen different funds of the Trust are available under the Contract: the AIT Core Equity Fund (formerly the Growth Fund), AIT Equity Index Fund, AIT Government Bond Fund, AIT Money Market Fund, AIT Select Aggressive Growth Fund, AIT Select Capital Appreciation Fund, AIT Select Emerging Markets Fund, AIT Select Growth Fund, AIT Select Growth and Income Fund, AIT Select International Equity Fund, AIT Select Investment Grade Income Fund, AIT Select Strategic Growth Fund, AIT Select Strategic Income Fund, and Select Value Opportunity Fund. Certain of these Funds may not be available in all states. Three funds of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund, and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Growth and Income Portfolio (Class
B). The International Equity Series is the only Series of DGPF available under the Contract. One portfolio of Eaton Vance VT is available under the
Contract: the Eaton Vance VT Floating Rate-Income Fund. Four portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, and Fidelity VIP Overseas Portfolio. Two portfolios of Fidelity VIP II are available under the Contract: the Fidelity VIP II Asset Manager Portfolio and the Fidelity VIP II Contrafund Portfolio. One Fidelity VIP III portfolio is available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio. Two FT VIP funds are available under the Contract: the FT VIP Franklin Natural Resources Securities Fund and Franklin Small Cap Fund. One fund of INVESCO VIF is available under the Contract: the INVESCO VIF Health Sciences Fund. Two Janus Aspen portfolios are available under the Contract: the Janus Aspen Growth Portfolio and Janus Aspen Growth and Income Portfolio. Two portfolios are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and Pioneer Real Estate Growth VCT Portfolio. Two SVS portfolios are available under the Contract: the SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACT, THE VARIABLE

                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code") and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account VA-K of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of the Company, and presently is indirectly wholly owned by the Company.

The Contract offered by this Prospectus is offered continuously, and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

Commissions are paid by the Company to its licensed insurance agents on sales of the Contract. The Company intends to recoup the commission and other sales expense through a combination of anticipated withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments receive commissions of up to 5% (4% on contracts originally issued as part of a 401(k) plan) of payments. Independent broker-dealers receive commission of 5%, a portion of which is paid to their registered representatives.

Commissions are paid by the Company, and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $3,517,207.62, $3,451,291.08 and $3,009,075.63.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1998, 1999, and 2000.


                                ANNUITY PAYMENTS

ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an

Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the Assumed Investment Return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000109. Multiplying this factor by .999919 (the one-day adjustment factor for the Assumed Investment Return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105120 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105120, which produces a current monthly payment of $295.71.

                                 EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contract described in the Prospectus, which is issued on Form No. A3029-99 or state variations thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Flexible Payment Deferred Variable Annuity contract issued on Forms A3025-96, 3021-93 and 3018-91. These contracts are referred to collectively as "Exchanged Contracts". To effect a change, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

There are inherent differences between a Flexible Payment Deferred Variable Annuity and an Immediate Variable Annuity. You should consult your financial planner to discuss these differences.

No surrender charge will be applicable to the Exchanged Contract as a result of the Exchange.

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, will have the Contract Value of the new Contract applied to reinstate the Exchanged Contract. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the values of such allocation bore on the date the exchange of the Contract for the new Contract took place. For purposes of calculating any surrender charge under the reinstated Contract the reinstated Contract will be deemed to have been issued as if there had been no exchange.

The Table below illustrates the differences between the new Contract and the Exchanged Contract after the Annuity Income Date. There may be additional differences important for a person to consider prior to making an exchange. The Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

                           ALLMERICA IMMEDIATE    ALLMERICA ADVANTAGE    EXECANNUITY PLUS '93      EXECANNUITY '91
                          ADVANTAGE (A3029-99)         (A3025-96)              (3021-93)              (3018-91)
What are the              Rates are currently    The first payment is    The first payment is   The first payment is
Annuitization Rates       only - no guarantee    based on the greater    based on the greater   based on the greater
that apply to variable    rates.                 of the rates            of the rates           of the rates
annuity payments?                                guaranteed in the       guaranteed in the      guaranteed in the
                                                 contract or the         contract or the        contract or the
                                                 current rates.          current rates          current rates.

What is the Assumed       The owner has a        The Assumed             The Assumed            The Assumed
Investment Return (AIR)?  choice of 3%, 5% or    Investment Return is    Investment Return is   Investment Return is
                          7%  *                  3.5%                    3.5%                   3.5%

If my contract has        The surviving owner    After the Annuity       After the Annuity      After the Annuity
joint owners, who is      is always the          Income Date, the        Income Date, the       Income Date, the
the primary beneficiary   primary beneficiary.   beneficiary is as       beneficiary is as      beneficiary is as
on the death of the                              selected by the         selected by the        selected by the
first owner?                                     Annuity (who at that    Annuitant (who at      Annuitant (who at
                                                 point is also Owner).   that point is also     that point is also
                                                                         the Owner).            the Owner).

Can I take withdrawals?   Yes                    No                      No                     No

Will a surrender charge   No                     Yes, for any            Yes, for any           Yes, for any
be assessed when I                               commutable period       commutable period      commutable period
annuitize?                                       certain options and     certain options and    certain options and
                                                 any period certain      any period certain     any period certain
                                                 option under 10 years.  option under 10        option under 10
                                                                         years.                 years.

Is a life with cash       Yes                    No                      No                     No
back annuity benefit
option available?

Is a unit refund          No                     Yes                     No                     No
annuity benefit option
available?

How many investment       20                     4                       4                      4
choices (Sub-Accounts)
do I have?

Can I make transfers?     Yes                    No                      No                     No

Is Automatic Account      Yes                    No                      No                     No
Rebalancing (AAR)
available?

Are commutable annuity    Yes.  For the          Commutable period       Commutable period      Commutable period
options available?        Payment for a          certain options are     certain options are    certain options are
                          Certain Number of      available.              available.             available.
                          Years Option.
                          Limited Commutation
                          is also available
                          for certain other
                          options.  (See "E.
                          Description of
                          Annuity Benefit
                          Options" under
                          DESCRIPTION OF THE
                          CONTRACT.)


                           ALLMERICA IMMEDIATE    ALLMERICA ADVANTAGE    EXECANNUITY PLUS '93      EXECANNUITY '91
                          ADVANTAGE (A3029-99)         (A3025-96)              (3021-93)              (3018-91)
Are liquidity options     For all benefit        Commutable period       Commutable period      Commutable period
available?                options: 10 times      certain options are     certain options are    certain options are
                          the previous annuity   available.              available.             available.
                          payment. For Life
                          with Payment for A
                          Certain Number of
                          Years and Life with
                          Cash Back Options:
                          75% of the present
                          value of the
                          remaining guaranteed
                          annuity payments.
                          For Payments for
                          Certain Number of
                          Years Option, 100%
                          is available. For
                          either liquidity
                          option, withdrawals
                          during the first
                          five years there is
                          an adjustment to the
                          present value
                          calculation.


Can I choose to have my   Yes (see "D.           No                      No                     No
variable annuity          Choosing an Income
payments level for a      Option" under
certain period of time?   DESCRIPTION OF THE
                          CONTRACT.)

Can I choose when I       Yes (see "D.           No                      No                     No
would like the value of   Choosing an Income
my variable annuity       Option" under
payments to change for    DESCRIPTION OF THE
the first time?           CONTRACT.)

What period certain       5-30 years             1-30 years              1-30 years             1-30 years
annuity options are
available?

Can I reverse my          Yes. For 90 days       No                      No                     No
decision to annuitize?    after you have
                          received your
                          contract you reverse
                          your decision to
                          annuitize. See "B.
                          Right to Cancel"
                          under DESCRIPTION OF
                          THE CONTRACT.)

Does the annuitant        No                     Yes                     Yes                    Yes
become the owner of the
contract on the Annuity
Date?

What is the minimum       $100 (see "D.          $50                     $50                    $50
annuity payment?          Choosing an Income
                          Option" under
                          DESCRIPTION OF THE
                          CONTRACT.)

Who will receive the      The owner.             The annuitant.          The annuitant.         The annuitant.
annuity payments?

How frequently will I     Monthly                Monthly, Quarterly,     Monthly, Quarterly,    Monthly, Quarterly,
receive annuity                                  Semi-annually,          Semi-annually,         Semi-annually,
payments?                                        Annually                Annually               Annually

*These rates may not be available in all states.

                             PERFORMANCE INFORMATION


In order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1 and 2 are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Because Table 1 presents performance of the Sub-Accounts from inception through December 31, 2000 and the Sub-Accounts were not created until after December 31, 2000, no performance numbers are currently shown in this Table. The discussion below reflects the manner in which performance will be calculated in the future for Table 1.


The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total return" represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Quotations of average annual total return as shown in Tables 1 and 2 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45% and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period.

The performance shown in Table 2 is calculated in exactly the same manner as that in Table 1; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, we may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                                  TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                      (n)
             P (1 + T)     =   ERV

         Where:       P    =   a hypothetical initial payment to the
                               Variable Account of $1,000

                      T    =   average annual total return

                      n    =   number of years

                      ERV  =   the ending redeemable value of the $1,000
                               payment at the end of the specific period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


                                     TABLE 1
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT*



-----------------------------------------------------------------------------------------------------------------
                                                                                                  10 YEARS OR
                                                                       FOR YEAR                      SINCE
                                                      SUB-ACCOUNT       ENDED                     INCEPTION IF
     SUB-ACCOUNT INVESTING IN UNDERLYING FUND        INCEPTION DATE    12/31/00      5 YEARS          LESS
-----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................       N/A            N/A           N/A            N/A
AIT Equity Index Fund..............................       N/A            N/A           N/A            N/A
AIT Government Bond Fund...........................       N/A            N/A           N/A            N/A
AIT Money Market Fund..............................       N/A            N/A           N/A            N/A
AIT Select Aggressive Growth Fund..................       N/A            N/A           N/A            N/A
AIT Select Capital Appreciation Fund...............       N/A            N/A           N/A            N/A
AIT Select Emerging Markets Fund...................       N/A            N/A           N/A            N/A
AIT Select Growth Fund.............................       N/A            N/A           N/A            N/A
AIT Select Growth and Income Fund..................       N/A            N/A           N/A            N/A
AIT Select International Equity Fund...............       N/A            N/A           N/A            N/A
AIT Select Investment Grade Income Fund............       N/A            N/A           N/A            N/A
AIT Select Strategic Growth Fund...................       N/A            N/A           N/A            N/A
AIT Select Strategic Income Fund...................       N/A            N/A           N/A            N/A
AIT Select Value Opportunity Fund..................       N/A            N/A           N/A            N/A
AIM V.I. Aggressive Growth Fund....................       N/A            N/A           N/A            N/A
AIM V.I. Blue Chip Fund............................       N/A            N/A           N/A            N/A
AIM V.I. Value Fund................................       N/A            N/A           N/A            N/A
Alliance Growth and Income Portfolio...............       N/A            N/A           N/A            N/A
Alliance Premier Growth Portfolio..................       N/A            N/A           N/A            N/A
DGPF Growth Opportunities Series...................       N/A            N/A           N/A            N/A
DGPF International Equity Series...................       N/A            N/A           N/A            N/A
Eaton Vance VT Floating Rate-Income Fund...........       N/A            N/A           N/A            N/A
Fidelity VIP Equity-Income Portfolio...............       N/A            N/A           N/A            N/A
Fidelity VIP Growth Portfolio......................       N/A            N/A           N/A            N/A
Fidelity VIP High Income Portfolio.................       N/A            N/A           N/A            N/A
Fidelity VIP Overseas Portfolio....................       N/A            N/A           N/A            N/A
Fidelity VIP II Asset Manager Portfolio............       N/A            N/A           N/A            N/A
Fidelity VIP II Contrafund-Registered Trademark-
Portfolio..........................................       N/A            N/A           N/A            N/A
Fidelity VIP III Growth Opportunities Portfolio....       N/A            N/A           N/A            N/A
FT VIP Franklin Natural Resources Securities Fund..       N/A            N/A           N/A            N/A
FT VIP Franklin Small Cap Fund.....................       N/A            N/A           N/A            N/A
INVESCO VIF Health Sciences Fund...................       N/A            N/A           N/A            N/A
Janus Aspen Growth Portfolio.......................       N/A            N/A           N/A            N/A
Janus Aspen Growth and Income Portfolio............       N/A            N/A           N/A            N/A
Pioneer Emerging Markets VCT Portfolio.............       N/A            N/A           N/A            N/A
Pioneer Real Estate Growth VCT Portfolio...........       N/A            N/A           N/A            N/A
SVS Dreman Financial Services Portfolio............       N/A            N/A           N/A            N/A
Scudder Technology Growth Portfolio................       N/A            N/A           N/A            N/A
T. Rowe Price International Stock Portfolio........       N/A            N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------


     * These Sub-Accounts did not commence operations prior to December 31, 2000; therefore no historical figures are available.

                                     TABLE 2
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                      SINCE INCEPTION OF UNDERLYING FUND(1)



-----------------------------------------------------------------------------------------------------------------
                                                                                                 10 YEARS OR
                                                                      FOR YEAR                       SINCE
                                                    UNDERLYING FUND     ENDED                     INCEPTION IF
                                                    INCEPTION DATE    12/31/00      5 YEARS          LESS
-----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................     4/29/85         -10.79%      14.52%          14.73%
AIT Equity Index Fund..............................     9/28/90         -10.32%      16.38%          15.40%
AIT Government Bond Fund...........................     8/26/91           8.44%       4.30%           5.23%
AIT Money Market Fund..............................     4/29/85           4.89%       4.24%           3.75%
AIT Select Aggressive Growth Fund..................     8/21/92         -25.60%       8.84%          12.67%
AIT Select Capital Appreciation Fund...............     4/28/95           5.30%      12.20%          17.19%
AIT Select Emerging Markets Fund...................     2/20/98         -38.11%        N/A           -8.03%
AIT Select Growth Fund.............................     8/21/92         -18.93%      17.27%          13.71%
AIT Select Growth and Income Fund..................     8/21/92         -12.05%      11.38%          10.92%
AIT Select International Equity Fund...............      5/2/94         -10.25%      10.82%          10.02%
AIT Select Investment Grade Income Fund............     4/29/85           8.87%       4.63%           6.56%
AIT Select Strategic Growth Fund...................     2/20/98         -37.92%        N/A          -12.32%
AIT Select Strategic Income Fund...................      7/3/00          N/A           N/A            4.20%
AIT Select Value Opportunity Fund..................     4/30/93          28.53%      14.43%          12.43%
AIM V.I. Aggressive Growth Fund....................      5/1/98           1.11%        N/A           13.64%
AIM V.I. Blue Chip Fund............................     12/29/99         -9.52%        N/A           -9.45%
AIM V.I. Value Fund................................      5/5/93         -15.86%      14.20%          15.54%
Alliance Growth and Income Portfolio**.............     1/14/91          11.96%      17.60%          13.14%
Alliance Premier Growth Portfolio**................     6/26/92         -17.99%      19.75%          17.91%
DGPF Growth Opportunities Series**.................     7/12/91          -9.97%      16.53%          12.70%
DGPF International Equity Series...................     10/29/92         -0.90%       9.03%           8.95%
Eaton Vance VT Floating Rate-Income Fund...........       N/A            N/A           N/A            N/A
Fidelity VIP Equity-Income Portfolio...............     10/9/86           6.03%      11.88%          15.88%
Fidelity VIP Growth Portfolio......................     10/9/86         -12.24%      17.79%          18.53%
Fidelity VIP High Income Portfolio.................     9/19/85         -22.14%       0.41%           8.60%
Fidelity VIP Overseas Portfolio....................     1/28/87         -20.25%       9.02%           7.90%
Fidelity VIP II Asset Manager Portfolio............      9/6/89          -5.29%       9.75%          10.56%
Fidelity VIP II Contrafund-Registered Trademark-
Portfolio**........................................      1/3/95          -8.21%      15.81%          19.16%
Fidelity VIP III Growth Opportunities Portfolio**..      1/3/95         -18.47%       8.92%          12.27%
FT VIP Franklin Natural Resources Securities Fund**     1/24/89          34.26%       1.00%           3.60%
FT VIP Franklin Small Cap Fund**...................     11/1/95         -15.97%      18.48%          18.01%
INVESCO VIF Health Sciences Fund...................     5/22/97          28.66%        N/A           21.75%
Janus Aspen Growth Portfolio**.....................     9/13/93         -15.99%      17.37%          15.58%
Janus Aspen Growth and Income Portfolio**..........      5/1/98         -15.55%        N/A           22.04%
Pioneer Emerging Markets VCT Portfolio**...........     10/30/98        -35.32%        N/A            7.69%
Pioneer Real Estate Growth VCT Portfolio**.........     10/30/98         27.31%       8.77%          10.07%
SVS Dreman Financial Services Portfolio............      5/4/98          25.19%        N/A            4.66%
Scudder Technology Growth Portfolio................      5/3/99         -22.71%        N/A           19.93%
T. Rowe Price International Stock Portfolio........     3/31/94         -19.00%       7.08%           6.79%
-----------------------------------------------------------------------------------------------------------------


     (1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.


    ** These funds include a charge for 12b-1 fees ("Class 2 Shares"). These hypothetical performance figures are based upon the historical performance of the non-12b-1 Class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares perfomance.

YIELD AND EFFECTIVE YIELD  - THE AIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2000:

                           Yield                 5.17%
                           Effective Yield       5.30%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.


The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:


                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Separate Account VA-K.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999      1998
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $  2.2  $  954.5  $1,969.5
     Universal life and investment product
       policy fees..............................   421.1     359.3     296.6
     Net investment income......................   367.8     503.1     593.9
     Net realized investment (losses) gains.....   (62.4)    100.3      60.9
     Other income...............................   104.7     107.3     100.0
                                                  ------  --------  --------
         Total revenues.........................   833.4   2,024.5   3,020.9
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   326.4   1,056.3   1,803.0
     Policy acquisition expenses................    81.8     240.9     449.6
     Sales practice litigation..................    --       --         31.0
     Restructuring costs........................    11.0     --          9.0
     Other operating expenses...................   271.5     346.3     419.7
                                                  ------  --------  --------
         Total benefits, losses and expenses....   690.7   1,643.5   2,712.3
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................   142.7     381.0     308.6
                                                  ------  --------  --------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (33.8)     88.7      74.6
     Deferred...................................    50.1       4.3     (15.4)
                                                  ------  --------  --------
         Total federal income tax expense.......    16.3      93.0      59.2
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................   126.4     288.0     249.4
     Minority interest..........................    --       (39.9)    (55.0)
                                                  ------  --------  --------
 Income from continuing operations..............   126.4     248.1     194.4
 Losses from operations of discontinued business
  (less applicable income taxes (benefit) of
  $(10.1) and $(7.0) for the years ended
  December 31, 1999 and 1998 respectively)          --       (17.2)    (13.5)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period for
  the year ended December 31, 1999 (less
  applicable income tax benefit of $16.4)           --       (30.5)    --
                                                  ------  --------  --------
 Net income.....................................  $126.4  $  200.4  $  180.9
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $4,366.3 and $3,721.6)............................  $ 4,338.2  $ 3,660.7
     Equity securities at fair value (cost of $44.1 and
       $27.9)............................................       57.1       51.4
     Mortgage loans......................................      472.7      521.2
     Policy loans........................................      189.6      170.5
     Real estate and other long-term investments.........      190.5      177.0
                                                           ---------  ---------
         Total investments...............................    5,248.1    4,580.8
                                                           ---------  ---------
   Cash and cash equivalents.............................      123.0      279.3
   Accrued investment income.............................       81.1       73.3
   Deferred policy acquisition costs.....................    1,413.3    1,219.5
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      466.6      480.3
   Deferred federal income taxes.........................     --           18.1
   Premiums, accounts and notes receivable...............       26.9       81.0
   Other assets..........................................      251.8      199.6
   Closed Block assets...................................      768.0      772.3
   Separate account assets...............................   17,437.4   17,629.6
                                                           ---------  ---------
         Total assets....................................  $25,816.2  $25,333.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,907.2  $ 2,825.0
     Outstanding claims, losses and loss adjustment
       expenses..........................................      151.6      218.8
     Unearned premiums...................................        5.5        6.6
     Contractholder deposit funds and other policy
       liabilities.......................................    2,061.2    2,025.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,125.5    5,075.9
                                                           ---------  ---------
   Expenses and taxes payable............................      423.5      512.0
   Reinsurance premiums payable..........................       11.5       17.9
   Deferred federal income taxes.........................       28.1     --
   Trust instruments supported by funding obligations....      621.5       50.6
   Closed Block liabilities..............................      829.7      842.1
   Separate account liabilities..........................   17,437.4   17,628.9
                                                           ---------  ---------
         Total liabilities...............................   24,477.2   24,127.4
                                                           ---------  ---------
   Commitments and contingencies (Notes 16 and 21)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding...        5.0        5.0
   Additional paid-in capital............................      569.0      569.0
   Accumulated other comprehensive (loss) income.........       (8.7)     (14.9)
   Retained earnings.....................................      773.7      647.3
                                                           ---------  ---------
         Total shareholder's equity......................    1,339.0    1,206.4
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $25,816.2  $25,333.8
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2000      1999       1998
 -------------                                    --------  ---------  --------
 COMMON STOCK...................................  $    5.0  $     5.0  $    5.0
                                                  --------  ---------  --------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0      444.0     453.7
     Capital contribution from parent...........     --         125.0     --
     Loss on change of interest-Allmerica P&C...     --        --          (9.7)
                                                  --------  ---------  --------
     Balance at end of period...................     569.0      569.0     444.0
                                                  --------  ---------  --------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............     (14.9)     169.2     209.3
     Appreciation (depreciation) during the
       period:
       Net appreciation (depreciation) on
         available-for-sale securities..........       9.6     (298.2)    (82.4)
       (Provision) benefit for deferred federal
         income taxes...........................      (3.4)     105.0      28.9
       Minority interest........................     --          31.8      13.4
     Distribution of subsidiaries (Note 3)......     --         (22.7)    --
                                                  --------  ---------  --------
                                                       6.2     (184.1)    (40.1)
                                                  --------  ---------  --------
     Balance at end of period...................      (8.7)     (14.9)    169.2
                                                  --------  ---------  --------
 RETAINED EARNINGS
     Balance at beginning of period.............     647.3    1,698.3   1,567.4
     Net income.................................     126.4      200.4     180.9
     Dividend to shareholder....................     --        --         (50.0)
     Distribution of subsidiaries (Note 3)......     --      (1,251.4)    --
                                                  --------  ---------  --------
     Balance at end of period...................     773.7      647.3   1,698.3
                                                  --------  ---------  --------
         Total shareholder's equity.............  $1,339.0  $ 1,206.4  $2,316.5
                                                  ========  =========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999     1998
 -------------                                 ------  -------  ------
 Net income..................................  $126.4  $ 200.4  $180.9
                                               ------  -------  ------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........     9.6   (298.2)  (82.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (3.4)   105.0    28.9
     Minority interest.......................    --       31.8    13.4
     Distribution of subsidiaries (Note 3)...    --      (22.7)   --
                                               ------  -------  ------
       Other comprehensive income (loss).....     6.2   (184.1)  (40.1)
                                               ------  -------  ------
 Comprehensive income........................  $132.6  $  16.3  $140.8
                                               ======  =======  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2000       1999       1998
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   126.4  $   200.4  $   180.9
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................     --           39.9       55.0
         Net realized losses (gains).........       67.8     (100.9)     (62.7)
         Net amortization and depreciation...       18.2       31.5       20.7
         Deferred federal income taxes.......       50.1       20.7      (15.4)
         Sales practice litigation expense...     --         --           31.0
         Loss from exiting reinsurance
           pools.............................     --         --           25.3
         Payment related to exiting
           reinsurance pools.................     --         --          (30.3)
         Loss from disposal of group life and
           health business...................     --           30.5     --
         Change in deferred acquisition
           costs.............................     (213.0)    (181.6)    (185.8)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................       47.7      (41.8)      56.7
         Change in accrued investment
           income............................       (7.8)       8.3        0.8
         Change in policy liabilities and
           accruals, net.....................      (20.9)     (15.6)     168.1
         Change in reinsurance receivable....       13.7      (46.3)    (115.4)
         Change in expenses and taxes
           payable...........................      (96.3)      79.4       (3.3)
         Separate account activity, net......        0.7        5.5      (48.5)
         Other, net..........................        5.0       18.5      (63.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
               operating activities..........       (8.4)      48.5       13.3
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
           maturities of available-for-sale
           fixed maturities..................    1,694.9    2,801.0    1,715.2
         Proceeds from disposals of equity
           securities........................        4.1      422.9      285.3
         Proceeds from disposals of other
           investments.......................       28.9       30.3      120.8
         Proceeds from mortgages matured or
           collected.........................      119.2      131.2      171.2
         Purchase of available-for-sale fixed
           maturities........................   (2,417.9)  (2,227.3)  (2,374.5)
         Purchase of equity securities.......      (16.2)     (78.9)    (119.9)
         Purchase of other investments.......     (128.0)    (140.6)    (274.4)
         Capital expenditures................      (13.2)     (29.2)     (22.3)
         Purchase of minority interest in
           Citizens Corporation..............     --         --         (195.9)
         Purchase of company owned life
           insurance.........................      (64.9)    --         --
         Distribution of subsidiaries........     --         (202.2)    --
         Other investing activities, net.....     --         --           26.7
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               investing activities..........     (793.1)     707.2     (667.8)
                                               ---------  ---------  ---------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
           contractholder deposit funds......      990.3    1,514.6    1,419.2
         Withdrawals from contractholder
           deposit funds.....................     (936.7)  (2,037.5)    (625.0)
         Change in trust instruments
           supported by funding
           obligations.......................      570.9       50.6     --
         Change in short-term debt...........     --         (180.9)     188.3
         Change in long-term debt............     --         --           (2.6)
         Dividend paid to shareholder........     --         --          (50.0)
         Contribution from parent............     --           36.0     --
         Subsidiary treasury stock purchased,
           at cost...........................     --         (350.0)      (1.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               financing activities..........      624.5     (967.2)     928.9
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....     (177.0)    (211.5)     274.4
 Net change in cash held in the Closed
  Block......................................       20.7      (13.2)      15.7
 Cash and cash equivalents, beginning of
  period.....................................      279.3      504.0      213.9
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   123.0  $   279.3  $   504.0
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     1.9  $     3.1  $     7.3
     Income taxes (refunded) paid............  $   (12.3) $    24.0  $   135.3

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in
Note 3.

The Closed Block (Note 1B) assets and liabilities at December 31, 2000 and 1999 are presented in the consolidated balance sheets as single line items. The contribution from the Closed Block is included in the consolidated statements of income in other income. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

All significant intercompany accounts and transactions have been eliminated.

On or about December 3, 1998, the Company acquired all of the outstanding common stock of Citizens Corporation (formerly an 82.5% owned non-insurance subsidiary of The Hanover Insurance Company ("Hanover"), a wholly-owned subsidiary of Allmerica P&C) that it did not already own in exchange for cash of $195.9 million (Note 4). The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000, there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge the foreign currency exchange risk associated with investment securities are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk associated with trust obligations backed by funding agreements are accounted for using the fair value method, with changes in fair value reported in other operating income consistent with the underlying hedged trust obligation. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Default swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value, if any, reported in realized investment gains and losses in earnings. Premium paid to the Company on default swap contracts is reported in net investment income in earnings. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

investment gains and losses in earnings. Any ineffective swaps or futures hedges are recognized currently in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2 1/2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

L.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the AICPA issued Statement of Position 97-3, ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS ("SoP
No. 97-3"). SoP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement became effective for fiscal years beginning after December 15, 1998. The adoption of SoP No. 97-3 did not have a material effect on the results of operations or financial position of the Company.

M.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTION'S ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $18.6 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver and received consideration of approximately $22 million, based on renewal rights for existing policies. Additional consideration may be received in 2001, based on premium in force as of March 2001. However, the Company retained policy liabilities estimated at $153.0 million at December 31, 2000 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2000 and 1999, the discontinued segment had assets of approximately $487.1 million and $531.5 million, respectively, consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $449.2

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

million and $482.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $199.7 million, $361.5 million and $398.5 million for the years ended December 31, 2000, 1999 and 1998, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Revenue.....................................................  $828.0  $750.2
                                                              ======  ======
Net realized capital (losses) gains included in revenue.....   (11.8)   19.6
                                                              ======  ======
Income from continuing operations before taxes..............   192.1   141.2
Income taxes................................................    51.2    41.2
                                                              ------  ------
Net income from continuing operations.......................   140.9   100.0
(Loss) from operations of discontinued business (less
 applicable income tax benefit of $10.4 million and $7.0
 million for the years ended December 31, 1999 and 1998
 respectively)..............................................   (17.2)  (13.5)
(Loss) on disposal of group life and health business,
 including provision of $72.2 million for operating losses
 during phase-out period for the year ended December 31,
 1999 (less applicable income tax benefit of $16.4
 million)...................................................   (30.5)   --
                                                              ------  ------
Net income..................................................  $ 93.2  $ 86.5
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

On October 29, 1998, the Company announced that it had adopted a formal restructuring plan for its Risk Management business. As part of this initiative, the segment consolidated its property and casualty field support activities from fourteen regional branches into three hub locations. As a result of the Company's restructuring initiative, it recognized a pretax loss of $9.0 million, in the fourth quarter of 1998. The Company made payments of approximately $4.2 million and $0.1 million through June 30, 1999 and in 1998, respectively, related to this restructuring initiative.

Effective July 1, 1998, the Company entered into a reinsurance agreement that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's reinsurance pool business. These pools consist primarily of the Company's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998. This loss is reported as part of the discontinued operations of the Company.

In 1999 and 1998 Allmerica P&C redeemed 8,662.7 and 3,289.5 respectively, of its issued and outstanding common stock owned by AFC for $350.0 million and $125.0 million respectively, thereby increasing the Company's total ownership to 84.5% as of June 30, 1999. The increases in the Company's ownership of Allmerica P&C through June 30, 1999 and for 1998 were 14.5% and 4.3% respectively. The 1999 transaction consisted of cash and cash equivalents. The 1998 transaction consisted of $124.0 million of securities and $1.0 million of cash.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.3       --           10.7
Foreign governments.....................      43.2        1.5         0.6        44.1
Corporate fixed maturities..............   3,818.9       93.5       138.0     3,774.4
Mortgage-backed securities..............     459.5       14.7         2.1       472.1
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,366.3     $112.6      $140.7    $4,338.2
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   62.6     $  1.0      $  0.5    $   63.1
States and political subdivisions.......      13.5        0.1         0.1        13.5
Foreign governments.....................      80.0        2.1         0.1        82.0
Corporate fixed maturities..............   3,206.5       63.2       116.9     3,152.8
Mortgage-backed securities..............     359.0        1.3        11.0       349.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $3,721.6     $ 67.7      $128.6    $3,660.7
                                          ========     ======      ======    ========
Equity securities.......................  $   27.9     $ 24.7      $  1.2    $   51.4
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $21.2 million and $18.3 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2000.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  235.1   $  233.7
Due after one year through five years.......................   2,100.9    2,073.4
Due after five years through ten years......................   1,237.9    1,231.7
Due after ten years.........................................     792.4      799.4
                                                              --------   --------
Total.......................................................  $4,366.3   $4,338.2
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
2000
Net appreciation (depreciation), beginning of year..........   $ (30.4)      $  15.5     $ (14.9)
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      48.9          (3.2)       45.7
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (36.1)       --           (36.1)
(Provision) benefit for deferred federal income taxes.......      (4.5)          1.1        (3.4)
                                                               -------       -------     -------
                                                                   8.3          (2.1)        6.2
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (22.1)      $  13.4     $  (8.7)
                                                               =======       =======     =======

1999
Net appreciation (depreciation), beginning of year..........   $  79.0       $  90.2     $ 169.2
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................    (254.4)       (122.3)     (376.7)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      78.5        --            78.5
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      72.1          64.7       136.8
Distribution of subsidiaries (See Note 3)...................      (5.6)        (17.1)      (22.7)
                                                               -------       -------     -------
                                                                (109.4)        (74.7)     (184.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (30.4)      $  15.5     $ (14.9)
                                                               =======       =======     =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
1998
Net appreciation (depreciation), beginning of year..........   $ 122.6       $  86.7     $ 209.3
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (99.3)          4.4       (94.9)
Appreciation (depreciation ) due to Allmerica P&C purchase
 of minority interest of Citizens...........................      10.7          10.7        21.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       6.3        --             6.3
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      38.7         (11.6)       27.1
                                                               -------       -------     -------
                                                                 (43.6)          3.5       (40.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $  79.0       $  90.2     $ 169.2
                                                               =======       =======     =======

(1) Includes net appreciation (depreciation) on other investments of $1.5 million, $(1.1) million, and $0.8 million, in 2000, 1999, and 1998, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans and real estate are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and real estate investments net of applicable reserves were $472.7 million and $533.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $4.4 million and $5.8 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $269.5  $301.5
  Industrial / warehouse....................................    82.2    83.6
  Retail....................................................    81.9    92.2
  Residential...............................................    32.5    50.3
  Other.....................................................    11.0    11.8
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $138.7  $133.6
  South Atlantic............................................   128.3   132.2
  East North Central........................................    60.4    62.5
  New England...............................................    53.7    90.8
  West South Central........................................    41.4    40.7
  Middle Atlantic...........................................    35.7    50.3
  Other.....................................................    18.9    29.3
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $47.4 million; 2002 -- $43.0 million; 2003 -- $39.2 million; 2004 --
$74.9 million; 2005 -- $27.4 million; and $240.8 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2000   1999   1998
-------------                                                 -----  -----  -----
Balance at beginning of year................................  $ 5.8  $11.5  $20.7
Provisions..................................................   (1.3)  (2.4)  (6.8)
Write-offs..................................................   (0.1)  (3.3)  (2.4)
                                                              -----  -----  -----
Balance at end of year......................................  $ 4.4  $ 5.8  $11.5
                                                              =====  =====  =====

Provisions on mortgages during 2000, 1999 and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $18.0 million, with related reserves of $0.4 million and $0.8 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $12.1 million, $21.0 million and $26.1 million, with related interest income while such loans were impaired, of $1.4 million, $2.1 million and $3.2 million as of December 31, 2000, 1999 and 1998, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs") and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

The notional amount of futures contracts outstanding was $87.5 million and $37.1 million, at December 31, 2000 and 1999, respectively. The notional amounts of the contracts represent the extent of the Company's investment but not future cash requirements, as the Company generally settles open positions prior to maturity. The maturity of all futures contracts outstanding are less than one year. The fair value of futures contracts outstanding was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts and fixed maturities purchases. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. Deferred hedging losses were $3.6 million and $0.9 million in 2000 and 1999, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately. There were $0.3 million and $0.1 million of gains realized on ineffective hedges in 2000 and 1998, respectively. There were no gains or losses in 1999.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Contracts outstanding, beginning of year....................  $    37.1  $    92.7  $  --
New contracts...............................................    1,539.1      947.0    1,117.5
Contracts terminated........................................   (1,488.7)  (1,002.6)  (1,024.8)
                                                              ---------  ---------  ---------
Contracts outstanding, end of year..........................  $    87.5  $    37.1  $    92.7
                                                              =========  =========  =========

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts with swap counterparties to hedge foreign currency exposure on specific fixed maturities. Additionally, the Company enters into compound foreign currency/ interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust obligations backed by funding agreements. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S dollars translated at a specific currency exchange rate. The primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. The Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was a net receivable of $5.7 million and a net payable of $0.2 million, respectively.

The fair values of the foreign currency swap contracts and compound foreign currency/interest rate swap contracts outstanding were $(35.9) million and $(4.7) million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts hedging fixed maturities are reported as an unrealized gain or loss, consistent with the underlying hedged security. Changes in the foreign currency portion of the fair value of

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

contracts hedging trust obligations backed by funding agreements are reported as other operating income, consistent with the underlying hedged liability. Changes in the interest rate portion of the fair value of contracts hedging trust obligations backed by funding agreements are reported as unrealized gains and losses, consistent with the hedged item. The net decrease in other operating income related to the change in the foreign currency portion of the fair value of these contracts was $8.9 million in 2000 and $2.6 million in 1999. The change in unrealized gains and losses related to the change in both the interest rate portion of the fair value of the contracts hedging trust obligations backed by funding agreements, as well as the change in the fair value of the contracts hedging foreign fixed maturities, was $(22.2) million and $(3.4) million in 2000 and 1999, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency and compound swap contracts is reflected in the net investment income related to the underlying assets. This amount was $(10.0) million in 2000 and was not material in 1999 and 1998. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on foreign currency and compound swap contracts in 2000 or 1999.

A reconciliation of the notional amount of foreign currency and compound swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Contracts outstanding, beginning of year....................  $ 71.5  $ 42.6  $42.6
New contracts...............................................   544.4    52.9   --
Contracts expired...........................................    (8.3)  (24.0)  --
                                                              ------  ------  -----
Contracts outstanding, end of year..........................  $607.6  $ 71.5  $42.6
                                                              ======  ======  =====

Expected maturities of such foreign currency and compound swap contracts outstanding at December 31, 2000 are $143.9 million in 2001, $91.4 million in 2003, $347.7 million in 2005 and $24.6 million thereafter. There are no expected maturities of such foreign currency and compound swap contracts in 2002 and 2004.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the interest rate risk by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999 were net payables of $12.0 million and $4.2 million, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The increase (decrease) in net investment income related to interest rate swap contracts was $4.4 million, $(7.0) million and $(2.8) million for the years ended December 31, 2000, 1999 and 1998,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

respectively. The fair value of interest rate swap contracts outstanding was $(22.8) million and $33.1 million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 2000 or 1999.

A reconciliation of the notional amount of interest rate swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999      1998
-------------                                                 --------  --------  --------
Contracts outstanding, beginning of year....................  $1,025.9  $1,112.6  $  244.1
New contracts...............................................     630.0     905.4     873.5
Contracts terminated........................................    (236.0)   (888.5)    --
Contracts expired...........................................     --        (80.0)     (5.0)
Distribution of subsidiaries (Note 3).......................     --        (23.6)    --
                                                              --------  --------  --------
Contracts outstanding, end of year..........................  $1,419.9  $1,025.9  $1,112.6
                                                              ========  ========  ========

Expected maturities of such interest rate swap contracts outstanding at December 31, 2000 are $43.1 million in 2001, $233.5 million in 2002, $391.0 million in 2003, $307.3 million in 2004, $425.0 million in 2005 and $20.0 million thereafter.

G.  OTHER SWAP CONTRACTS

The Company enters into insurance portfolio-linked and credit default swap contracts for investment purposes. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio-linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts, and generally enters into forward or swap agreements with companies rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The fair values of swap contracts outstanding were $(0.3) million at December 31, 2000 and 1999. The net amount receivable or payable under insurance portfolio-linked swap contracts is recognized when the contracts are marked to market. The net (decrease) increase in realized investment gains related to these contracts was $(0.7) million, $(0.2) million and $1.0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. The net increase to investment income related to credit default swap contracts was $0.2 million, $0.4 million and $0.2 million for the years ended December 31, 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  ------
Contracts outstanding, beginning of year....................  $ 190.0  $ 255.0  $ 15.0
New contracts...............................................    --        50.0   266.3
Contracts expired...........................................    --      (115.0)  (26.3)
Contracts terminated........................................   (150.0)   --       --
                                                              -------  -------  ------
Contracts outstanding, end of year..........................  $  40.0  $ 190.0  $255.0
                                                              =======  =======  ======

At December 31, 2000, all other swap contracts are expected to mature in 2001.

H.  OTHER

At December 31, 2000 and 1999, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $304.3  $415.7  $509.6
Mortgage loans..............................................    40.8    45.5    57.6
Equity securities...........................................     1.1     1.7     7.2
Policy loans................................................    14.3    12.7    11.9
Other long-term investments.................................    11.3    14.4     7.0
Short-term investments......................................     7.5    26.6    15.6
                                                              ------  ------  ------
Gross investment income.....................................   379.3   516.6   608.9
Less investment expenses....................................   (11.5)  (13.5)  (15.0)
                                                              ------  ------  ------
Net investment income.......................................  $367.8  $503.1  $593.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $2.9 million and $1.0 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $1.6 million and $1.4 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $18.8 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million, $2.5 million and $3.3 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million, $1.8 million and $3.3 million in 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

There were no mortgage loans which were non-income producing for the years ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.8 million and $0.3 million which were non-income producing for the years ended December 31, 2000 and 1999, respectively.

Included in other long-term investments is income from limited partnerships of $7.8 million and $6.6 million in 2000 and 1999, respectively, and losses of $6.3 million in 1998.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(71.7) $(52.0) $(11.6)
Mortgage loans..............................................     1.3     2.5     8.8
Equity securities...........................................     2.0   141.3    63.7
Other long-term investments.................................     6.0     8.5    --
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(62.4) $100.3  $ 60.9
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................    $1,044.6     $ 4.0  $(47.3)
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,480.5     $ 9.2  $ 27.1
Equity securities...........................................       421.2     149.0     7.6

1998
Fixed maturities............................................    $  979.2     $17.9  $ 11.3
Equity securities...........................................       258.7      72.8     9.0

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999     1998
-------------                                                 ------  -------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) in 2000 of $(21.5) million, including
 $22.7 million resulting from the distribution of
 subsidiaries in 1999, net of tax (benefit) and minority
 interest of $(103.3) million and $(26.8) million in 1999
 and 1998 respectively).....................................  $(40.2) $(121.9) $ (6.8)
Less: reclassification adjustment for (losses) gains
 included in net income (net of tax (benefit) in 2000 of
 $(24.9) million in 2000 and net of tax (benefit) and
 minority interest of $33.5 million and $21.5 million in
 1999 and 1998 respectively)................................   (46.4)   (62.2)   33.3
                                                              ------  -------  ------
Other comprehensive income (loss) income....................  $  6.2  $(184.1) $(40.1)
                                                              ======  =======  ======

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Included in the fair value of fixed maturities are swap contracts used to hedge fixed maturities with a fair value of $(47.1) million and $31.1 million at December 31, 2000 and 1999, respectively. In addition, the Company held futures contracts with a carrying value of $(3.6) million and $(0.9) million at December 31, 2000 and 1999, respectively. The fair value of these contracts was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. Fair values of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  123.0  $  123.0  $  279.3  $  279.3
  Fixed maturities..........................................   4,338.2   4,338.2   3,660.7   3,660.7
  Equity securities.........................................      57.1      57.1      51.4      51.4
  Mortgage loans............................................     472.7     490.1     521.2     521.9
  Policy loans..............................................     189.6     189.6     170.5     170.5
  Company owned life insurance..............................      65.6      65.6     --        --
                                                              --------  --------  --------  --------
                                                              $5,246.2  $5,263.6  $4,683.1  $4,683.8
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,636.5  $1,663.3  $1,316.0  $1,341.4
  Supplemental contracts without life contingencies.........      40.7      40.7      48.8      48.8
  Dividend accumulations....................................      88.5      88.5      88.1      88.1
  Other individual contract deposit funds...................      45.0      44.9      48.4      48.2
  Other group contract deposit funds........................     323.1     319.0     602.9     583.5
  Individual fixed annuity contracts........................   1,026.1     991.7   1,092.5   1,057.1
  Trust instruments supported by funding obligations........     621.5     620.5      50.6      49.6
                                                              --------  --------  --------  --------
                                                              $3,781.4  $3,768.6  $3,247.3  $3,216.7
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in 2000, 1999 and 1998 is a net pre-tax contribution from the Closed Block of $6.3 million, $13.8 million and $10.4 million, respectively. Summarized financial information of the Closed Block as of December 31, 2000 and 1999 and for the periods ended December 31, 2000, 1999 and 1998 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2000    1999
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $400.3
    and $387.4 respectively)...............................................  $397.5  $372.9
  Mortgage loans...........................................................   144.9   136.3
  Policy loans.............................................................   191.7   201.1
  Cash and cash equivalents................................................     1.9    22.6
  Accrued investment income................................................    14.6    14.0
  Deferred policy acquisition costs........................................    11.0    13.1
  Other assets.............................................................     6.4    12.3
                                                                             ------  ------
Total assets...............................................................  $768.0  $772.3
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................  $828.9  $835.2
  Other liabilities........................................................     0.8     6.9
                                                                             ------  ------
Total liabilities..........................................................  $829.7  $842.1
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2000    1999    1998
-------------                                                                -----  ------  ------
Revenues
  Premiums and other income................................................  $49.9  $ 52.1  $ 55.4
  Net investment income....................................................   53.6    53.8    53.3
  Realized investment (losses) gains.......................................   (5.4)   (0.6)    0.1
                                                                             -----  ------  ------
Total revenues.............................................................   98.1   105.3   108.8
                                                                             -----  ------  ------
Benefits and expenses
  Policy benefits..........................................................   89.5    88.9    95.0
  Policy acquisition expenses..............................................    2.1     2.5     2.7
  Other operating expenses.................................................    0.2     0.1     0.7
                                                                             -----  ------  ------
Total benefits and expenses................................................   91.8    91.5    98.4
                                                                             -----  ------  ------
Contribution from the Closed Block.........................................  $ 6.3  $ 13.8  $ 10.4
                                                                             =====  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $   6.3  $  13.8  $  10.4
  Change in:
    Deferred policy acquisition costs, net..................      2.1      2.5      2.6
    Policy liabilities and accruals.........................    (12.0)   (13.1)   (13.5)
    Accrued investment income...............................     (0.6)     0.1    --
    Other assets............................................      5.9     (8.3)     2.4
    Expenses and taxes payable..............................    (10.1)    (2.9)    (2.9)
    Other, net..............................................      5.3      0.8      0.3
                                                              -------  -------  -------
  Net cash used in operating activities.....................     (3.1)    (7.1)    (0.7)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    133.3    139.0     83.6
    Purchases of investments................................   (160.3)  (128.5)  (106.5)
    Other, net..............................................      9.4      9.8      7.9
                                                              -------  -------  -------
  Net cash (used in) provided by investing activities.......    (17.6)    20.3    (15.0)
                                                              -------  -------  -------
Net (decrease) increase in cash and cash equivalents........    (20.7)    13.2    (15.7)
Cash and cash equivalents, beginning of year................     22.6      9.4     25.1
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   1.9  $  22.6  $   9.4
                                                              =======  =======  =======

There were no valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $(33.8) $88.7   $ 74.6
  Deferred..................................................    50.1    4.3    (15.4)
                                                              ------  -----   ------
Total.......................................................  $ 16.3  $93.0   $ 59.2
                                                              ======  =====   ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000     1999    1998
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $ 49.9   $133.4  $108.0
  Tax-exempt interest.......................................    --       (24.2)  (38.9)
  Dividend received deduction...............................     (6.9)    --      (5.1)
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    (13.3)    --      --
  Changes in tax reserve estimates..........................     (4.0)    (8.7)    2.3
  Tax credits...............................................    (10.3)    (8.5)   (8.5)
  Other, net................................................      0.9      1.0     1.4
                                                               ------   ------  ------
Federal income tax expense..................................   $ 16.3   $ 93.0  $ 59.2
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  AMT and low income housing credit carryforwards...........  $ (20.2)   $ (10.8)
  Loss reserve discounting..................................   (264.8)    (283.5)
  Deferred acquisition costs................................    416.6      355.7
  Employee benefit plans....................................    (51.6)     (52.0)
  Investments, net..........................................    (28.9)      (8.7)
  Litigation reserve........................................     (8.1)      (6.0)
  Discontinued operations...................................    (11.9)     (11.7)
  Other, net................................................     (3.0)      (1.1)
                                                              -------    -------
Deferred tax liability (asset), net.........................  $  28.1    $ (18.1)
                                                              =======    =======

Gross deferred income tax assets totaled $441.8 million and $515.8 millions at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $469.9 million and $497.7 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2000, there are available alternative minimum tax credit carryforwards and low income housing credit carryforwards of $2.8 million and $17.4 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under a defined benefit pension plan. This plan is based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2000, 1999 and 1998 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 18.5     $ 19.3     $ 19.0
Interest cost...............................................     28.6       26.5       25.5
Expected return on plan assets..............................    (43.1)     (38.9)     (34.9)
Recognized net actuarial gain...............................    (11.2)      (0.4)      (0.8)
Amortization of transition asset............................     (2.2)      (2.3)      (2.2)
Amortization of prior service cost..........................     (3.1)      (3.3)      (2.9)
                                                               ------     ------     ------
  Net periodic pension (benefit) cost.......................   $(12.5)    $  0.9     $  3.7
                                                               ======     ======     ======

The Company, allocated approximately $(2.7) million and $1.7 million of the net periodic pension (benefit) cost to its affiliated companies in 2000 and 1999, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The following table summarizes the status of the plan. At December 31, 2000, the projected benefit obligations exceeded the plans' assets while at December 31,1999 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........   $392.7     $414.2
  Service cost -- benefits earned during the year...........     18.5       19.3
  Interest cost.............................................     28.6       26.5
  Actuarial losses (gains)..................................     37.7      (44.4)
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Projected benefit obligation at end of year.............    450.9      392.7
                                                               ------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    470.6      441.6
  Actual return on plan assets..............................     (2.5)      51.9
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Fair value of plan assets at end of year................    441.5      470.6
                                                               ------     ------
  Funded status of the plan.................................     (9.4)      77.9
  Unrecognized transition obligation........................    (19.4)     (21.6)
  Unamortized prior service cost............................     (8.9)     (12.0)
  Unrecognized net actuarial gains..........................     (6.4)    (101.6)
                                                               ------     ------
    Net pension liability...................................   $(44.1)    $(57.3)
                                                               ======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $7.5 million and $8.9 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 7.25% and 7.75% in 2000 and 1999, respectively, and the assumed long-term rate of return on plan assets was 9.5% in 2000 and 9.0% in 1999. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2000 and 1999, with a market value of $57.7 million and $44.3 million at December 31, 2000 and 1999, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2000, 1999, and 1998, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $6.1 million, $5.9 million and $5.6 million in 2000, 1999 and 1998, respectively. The Company allocated approximately $2.9 million and $1.4 million of the 401(k) expense to its affiliated companies in 2000 and 1999 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2000, 1999 and 1998 was $3.2 million, $3.1 million and $3.0 million, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

On January 1, 1998, substantially all of the defined benefit and defined contribution 401(k) plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $5.9 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 66.8     $ 84.0
Service cost................................................      1.9        2.9
Interest cost...............................................      4.9        4.6
Actuarial losses (gains)....................................      5.6      (21.2)
Benefits paid...............................................     (3.7)      (3.5)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     75.5       66.8
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (75.5)     (66.8)
Unamortized prior service cost..............................     (7.6)      (9.8)
Unrecognized net actuarial gains............................     (7.7)     (13.8)
                                                               ------     ------
  Accumulated postretirement benefit costs..................   $(90.8)    $(90.4)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost................................................   $  1.9     $  2.9     $  3.1
Interest cost...............................................      4.9        4.6        5.1
Recognized net actuarial (gain)loss.........................     (0.5)       0.1        0.1
Amortization of prior service cost..........................     (2.2)      (2.3)      (2.4)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.1     $  5.3     $  5.9
                                                               ======     ======     ======

The Company allocated approximately $1.2 million and $1.1 million of the net periodic postretirement cost to its affiliated companies in 2000 and 1999 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.9 million and $4.6 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2000, health care costs were assumed to increase 8.5% in 2001, declining thereafter until the ultimate rate of 5.5% is reached in 2007 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $4.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.5 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $4.2 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.4 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% and 7.75% at December 31, 2000 and 1999, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 5.5% for FAFLIC agents.

On January 1, 1998, substantially all of the postretirement medical and death benefits plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $3.8 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

12.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner (" the Commissioner ") , to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. During 2000 and 1999, no dividends were declared by FAFLIC to AFC. During 1998, FAFLIC paid dividends of $50.0 million to AFC. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner and may require AFC to make additional capital contributions to FAFLIC.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

13.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $1,075.2   $2,220.8
  Asset Accumulation
    Allmerica Financial Services............................    855.2       797.0      721.2
    Allmerica Asset Management..............................    137.8       144.5      121.7
                                                               ------    --------   --------
        Subtotal............................................    993.0       941.5      842.9
                                                               ------    --------   --------
  Corporate.................................................    --            0.4        2.3
  Intersegment revenues.....................................    --           (0.8)      (7.6)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    993.0     2,016.3    3,058.4
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Adjustment for Closed Block...........................    (97.2)      (92.1)     (98.4)
      Net realized gains....................................    (62.4)      100.3       60.9
                                                               ------    --------   --------
  Total revenues............................................   $833.4    $2,024.5   $3,020.9
                                                               ======    ========   ========

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2000       1999       1998
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $   85.1   $  149.7
  Asset Accumulation
    Allmerica Financial Services..............................      224.4       207.1      169.0
    Allmerica Asset Management................................       17.3        21.3       23.7
                                                                   ------    --------   --------
        Subtotal..............................................      241.7       228.4      192.7
                                                                   ------    --------   --------
  Corporate...................................................      (30.5)      (38.6)     (45.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     211.2       274.9      297.2
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (57.5)      106.1       52.2
    Sales practice litigation expense.........................      --          --         (31.0)
    Restructuring costs.......................................      (11.0)      --          (9.0)
    Other items...............................................      --          --          (0.8)
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $142.7    $  381.0   $  308.6
                                                                   ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31
(IN MILLIONS)                                     2000        1999          2000           1999
-------------                                   ---------   ---------   ------------   ------------
                                                 IDENTIFIABLE ASSETS    DEFERRED ACQUISITION COSTS
Risk Management...............................  $   462.6   $   542.0    $     3.3      $     6.0
Asset Accumulation
  Allmerica Financial Services................   23,132.3    23,410.7      1,409.8        1,213.1
  Allmerica Asset Management..................    2,221.3     1,381.1          0.2            0.4
                                                ---------   ---------    ---------      ---------
      Total...................................  $25,816.2   $25,333.8    $ 1,413.3      $ 1,219.5
                                                =========   =========    =========      =========

14.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.7 million, $22.2 million and $34.9 million in 2000, 1999, and 1998, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2000, future minimum rental payments under non-cancelable operating leases were approximately $34.6 million, payable as follows: 2001 -- $16.2 million; 2002 -- $8.5 million; 2003 -- $6.0 million; 2004 -- $2.9 million, and $1.0 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2001.

15.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT DURATION AND LONG DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 and 1998 were $20.4 million and $21.4 million and $38.1 million and $32.3million respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 and 1998 of $1.8 million and $30.6 million, $3.7 million and $18.0 million , respectively.

On June 2, 1998, the Company recorded a $124.2 million one-time reduction of its direct and ceded written premiums as a result of a return of excess surplus from MCCA. This transaction had no impact on the total net premiums recorded by the Company in 1998.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 41.8    $   53.5   $   51.4
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (40.3)      (50.0)     (47.8)
                                                               ------    --------   --------
Net premiums................................................   $  2.2    $    4.2   $    4.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $1,089.0   $1,970.4
  Assumed...................................................    --           27.3       58.8
  Ceded.....................................................    --         (135.4)     (74.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  980.9   $1,955.1
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $1,047.3   $1,966.8
  Assumed...................................................    --           30.3       64.5
  Ceded.....................................................    --         (127.3)     (66.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  950.3   $1,965.2
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $361.5    $  391.9   $  359.5
  Assumed...................................................      0.3         0.1        0.3
  Ceded.....................................................    (35.4)      (39.2)     (49.5)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $326.4    $  352.8   $  310.3
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  805.6   $1,588.2
  Assumed...................................................                 25.9       62.7
  Ceded.....................................................               (128.0)    (158.2)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  703.5   $1,492.7
                                                               ======    ========   ========

16.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Balance at beginning of year................................  $1,219.5   $1,161.2   $  965.5
Acquisition expenses deferred...............................     297.5      419.2      638.2
Amortized to expense during the year........................     (81.8)    (240.9)    (449.6)
Adjustment for discontinued operations......................      (2.7)       3.4       (0.2)
Adjustment to equity during the year........................     (19.2)      39.3        7.3
Adjustment due to distribution of subsidiaries..............     --        (162.7)     --
                                                              --------   --------   --------
Balance at end of year......................................  $1,413.3   $1,219.5   $1,161.2
                                                              ========   ========   ========

17.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $520.7 million and $601.3 million at December 31, 2000 and 1999, respectively. Accident and health claim liabilities were re-estimated for all prior years and were decreased by $18.6 million in 2000 and increased by $51.2 million in 1999. The decrease in 2000 primarily resulted from the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business. The 1999 increase resulted from the Company's reserve strengthening primarily in the EBS and reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The table below provides a reconciliation of the beginning and ending reserves for unpaid losses and LAE relating to the Company's property and casualty business prior to the AFC corporate reorganization.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999        1998
-------------                                                 ---------   --------
Reserve for losses and LAE, beginning of the year...........  $ 2,597.3   $2,615.4
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year..........      795.6    1,609.0
  Decrease in provision for insured events of prior years...      (96.1)    (127.2)
                                                              ---------   --------
Total incurred losses and LAE...............................      699.5    1,481.8
                                                              ---------   --------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1      871.9
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2      643.0
                                                              ---------   --------
Total payments                                                    766.3    1,514.9
                                                              ---------   --------
Change in reinsurance recoverable on unpaid losses..........       44.3       15.0
Distribution of subsidiaries................................   (2,574.8)     --
                                                              ---------   --------
Reserve for losses and LAE, end of year.....................  $  --       $2,597.3
                                                              =========   ========

As part of an ongoing process, the reserves were re-estimated for all prior accident years and were decreased by $96.1 million and $127.2 million in 1999 and 1998 respectively, reflecting increased favorable development on reserves for both losses and loss adjustment expenses.

Favorable development on prior years' loss reserves was $52.0 million and $58.9 million for the years ended December 31, 1999 and 1998 respectively. Favorable development on prior year's loss adjustment expense reserves was $44.1 million and $68.3 million prior to the AFC corporate reorganization in 1999 and for the year ended December 31, 1998. The increase in favorable development 1998 was primarily attributable to claims process improvement initiatives taken by the Company. The Company has lowered claim settlement costs through increased utilization of in-house attorneys and consolidation of claim offices.

This favorable development reflected the Company's reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

Due to the nature of the business written by the Risk Management segment, the exposure to environmental liabilities was relatively small and therefore its reserves were relatively small compared to other types of liabilities. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the reserve for losses and LAE, were $49.9 million, net of reinsurance of $14.2 million in 1998. The Company does not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Company may be required to defend such claims. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known, current law and methodologies currently available. Although these outstanding claims were not significant, their existence gives rise to uncertainty and were discussed because of the possibility, however remote, that they may become significant. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims were adequate. In addition, the Company is not aware of any litigation or pending

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

18.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2000 and 1999. The Company's interest in Allmerica P&C was represented by ownership of 70.0% of the outstanding shares of common stock at December 31, 1998. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999 and for the year ended December 31, 1998.

19.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries, including FAFLIC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

20.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $322.6    $  180.7
  Life and Health Companies.................................    (43.6)     239.0        86.4

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $1,269.3
  Life and Health Companies.................................    528.5      590.1     1,164.1

                   REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of the Separate Account VA-K of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-K of First Allmerica Financial Life Insurance Company at December 31, 2000, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                                                 SELECT
                                                                                               INVESTMENT
                                                                                   CORE          GRADE
                                                                                 EQUITY(a)      INCOME(a)     MONEY MARKET
                                                                                -----------    ------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................$30,941,047     $ 7,229,914    $15,381,406
Investments in shares of AIM Variable Insurance Funds ..........................          -               -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........          -               -              -
Investments in shares of Delaware Group Premium Fund ...........................          -               -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......          -               -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -               -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -               -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........          -               -              -
Investments in shares of Janus Aspen Series ....................................          -               -              -
Investments in shares of Kemper Variable Series ................................          -               -              -
Investments in shares of Pioneer Variable Contracts Trust ......................          -               -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -               -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -             40
                                                                                -----------     -----------    -----------
    Total  assets .............................................................. 30,941,047       7,229,914     15,381,446

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................      2,793             223              -
                                                                                -----------     -----------    -----------
    Net assets .................................................................$30,938,254     $ 7,229,691    $15,381,446
                                                                                ===========     ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$30,938,254     $ 7,229,691    $15,381,446
                                                                                ===========     ===========    ===========

Units outstanding, December 31, 2000 ........................................... 11,653,924       5,053,378     11,842,412
Net asset value per unit, December 31, 2000 ....................................$  2.654750     $  1.430665    $  1.298844

                                                                                                                 SELECT
                                                                                                 GOVERNMENT    AGGRESSIVE
                                                                                EQUITY INDEX        BOND         GROWTH
                                                                                ------------    -----------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $37,045,841    $ 4,513,660    $26,910,419
Investments in shares of AIM Variable Insurance Funds ..........................           -              -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -              -              -
Investments in shares of Delaware Group Premium Fund ...........................           -              -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......           -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -              -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -              -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -              -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -              -              -
Investments in shares of Janus Aspen Series ....................................           -              -              -
Investments in shares of Kemper Variable Series ................................           -              -              -
Investments in shares of Pioneer Variable Contracts Trust ......................           -              -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -              -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -              -              -
                                                                                 -----------    -----------    -----------
    Total  assets ..............................................................  37,045,841      4,513,660     26,910,419

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................       2,473            223             90
                                                                                 -----------    -----------    -----------
    Net assets ................................................................. $37,043,368    $ 4,513,437    $26,910,329
                                                                                 ===========    ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $37,043,368    $ 4,513,437    $26,910,329
                                                                                 ===========    ===========    ===========

Units outstanding, December 31, 2000 ...........................................  12,587,818      3,311,511     13,313,173
Net asset value per unit, December 31, 2000 .................................... $  2.942795    $  1.362954    $  2.021331

                                                                                                 SELECT
                                                                                   SELECT        GROWTH
                                                                                   GROWTH       AND INCOME
                                                                                 -----------    -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $35,533,595    $23,161,481
Investments in shares of AIM Variable Insurance Funds ..........................           -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -              -
Investments in shares of Delaware Group Premium Fund ...........................           -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......           -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -              -
Investments in shares of Janus Aspen Series ....................................           -              -
Investments in shares of Kemper Variable Series ................................           -              -
Investments in shares of Pioneer Variable Contracts Trust ......................           -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -              -
                                                                                 -----------    -----------
    Total  assets ..............................................................  35,533,595     23,161,481

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          95          2,560
                                                                                 -----------    -----------
    Net assets ................................................................. $35,533,500    $23,158,921
                                                                                 ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $35,533,500    $23,158,921
                                                                                 ===========    ===========

Units outstanding, December 31, 2000 ...........................................  12,442,486     10,295,022
Net asset value per unit, December 31, 2000 .................................... $  2.855820    $  2.249526


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                    SELECT         SELECT        SELECT
                                                                                    VALUE     INTERNATIONAL      CAPITAL
                                                                                 OPPORTUNITY      EQUITY      APPRECIATION
                                                                                 -----------  -------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $17,043,565   $21,956,057     $17,132,947
Investments in shares of AIM Variable Insurance Funds ..........................           -             -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -             -               -
Investments in shares of Delaware Group Premium Fund ...........................           -             -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......           -             -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -             -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -             -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -             -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -             -               -
Investments in shares of Janus Aspen Series ....................................           -             -               -
Investments in shares of Kemper Variable Series ................................           -             -               -
Investments in shares of Pioneer Variable Contracts Trust ......................           -             -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -             -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -             -               -
                                                                                 -----------   -----------     -----------
    Total  assets ..............................................................  17,043,565    21,956,057      17,132,947

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................         203             -               -
                                                                                 -----------   -----------     -----------
    Net assets ................................................................. $17,043,362   $21,956,057     $17,132,947
                                                                                 ===========   ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $17,043,362   $21,956,057     $17,132,947
                                                                                 ===========   ===========     ===========

Units outstanding, December 31, 2000 ...........................................   7,744,821    11,746,634       7,027,659
Net asset value per unit, December 31, 2000 .................................... $  2.200614   $  1.869136     $  2.437931

                                                                                  SELECT          SELECT        AIM V.I.
                                                                                 EMERGING        STRATEGIC     AGGRESSIVE
                                                                                  MARKETS         GROWTH         GROWTH
                                                                                -----------     -----------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................$   389,733     $   243,841    $         -
Investments in shares of AIM Variable Insurance Funds ..........................          -               -      2,270,333
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........          -               -              -
Investments in shares of Delaware Group Premium Fund ...........................          -               -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......          -               -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -               -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -               -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........          -               -              -
Investments in shares of Janus Aspen Series ....................................          -               -              -
Investments in shares of Kemper Variable Series ................................          -               -              -
Investments in shares of Pioneer Variable Contracts Trust ......................          -               -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -               -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -              -
                                                                                -----------     -----------    -----------
    Total  assets ..............................................................    389,733         243,841      2,270,333

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -              -
                                                                                -----------     -----------    -----------
    Net assets .................................................................$   389,733     $   243,841    $ 2,270,333
                                                                                ===========     ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$   389,733     $   243,841    $ 2,270,333
                                                                                ===========     ===========    ===========

Units outstanding, December 31, 2000 ...........................................    524,303         351,781      2,495,034
Net asset value per unit, December 31, 2000 ....................................$  0.743336     $  0.693161    $  0.909941

                                                                                                      ALLIANCE
                                                                                                       GROWTH
                                                                                        AIM          AND INCOME
                                                                                     V.I. VALUE        CLASS B
                                                                                     -----------    ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ...........................      $         -    $          -
Investments in shares of AIM Variable Insurance Funds .........................        2,657,812               -
Investments in shares of Alliance Variable Products Series Fund, Inc. .........                -       2,104,879
Investments in shares of Delaware Group Premium Fund ..........................                -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ......                -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ....                -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ...                -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust .                -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .........                -               -
Investments in shares of Janus Aspen Series ...................................                -               -
Investments in shares of Kemper Variable Series ...............................                -               -
Investments in shares of Pioneer Variable Contracts Trust .....................                -               -
Investment in shares of T. Rowe Price International Series, Inc. ..............                -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ...........................................................                -               -
                                                                                     -----------     -----------
    Total  assets .............................................................        2,657,812       2,104,879

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ...........................................................                -               -
                                                                                     -----------     -----------
    Net assets ................................................................      $ 2,657,812     $ 2,104,879
                                                                                     ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ..................................................      $ 2,657,812     $ 2,104,879
                                                                                     ===========     ===========

Units outstanding, December 31, 2000 ..........................................        3,008,477       1,999,194
Net asset value per unit, December 31, 2000 ...................................      $  0.883441     $  1.052864


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                 ALLIANCE          DGPF
                                                                                  PREMIER         GROWTH            DGPF
                                                                                  GROWTH      OPPORTUNITIES    INTERNATIONAL
                                                                                  CLASS B     SERVICE CLASS        EQUITY
                                                                                -----------   -------------    -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................$         -   $           -     $          -
Investments in shares of AIM Variable Insurance Funds ..........................          -               -                -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........  2,759,392               -                -
Investments in shares of Delaware Group Premium Fund ...........................          -         970,631         7,146,767
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......          -               -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -               -                -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -               -                -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........          -               -                -
Investments in shares of Janus Aspen Series ....................................          -               -                -
Investments in shares of Kemper Variable Series ................................          -               -                -
Investments in shares of Pioneer Variable Contracts Trust ......................          -               -                -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -               -                -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -                -
                                                                                -----------   -------------      -----------
    Total  assets ..............................................................  2,759,392         970,631        7,146,767

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -              105
                                                                                -----------    ------------      -----------
    Net assets .................................................................$ 2,759,392    $    970,631      $ 7,146,662
                                                                                ===========    ============      ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$ 2,759,392    $    970,631      $ 7,146,662
                                                                                ===========    ============      ===========

Units outstanding, December 31, 2000 ...........................................  3,418,740       1,125,998        4,193,139
Net asset value per unit, December 31, 2000 ....................................$  0.807137    $   0.862018      $  1.704370

                                                                                FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                                                HIGH INCOME    EQUITY-INCOME      GROWTH
                                                                                ------------   -------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $         -   $         -    $         -
Investments in shares of AIM Variable Insurance Funds ..........................           -             -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -             -              -
Investments in shares of Delaware Group Premium Fund ...........................           -             -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......  14,000,912    40,457,690     59,974,388
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -             -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -             -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -             -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -             -              -
Investments in shares of Janus Aspen Series ....................................           -             -              -
Investments in shares of Kemper Variable Series ................................           -             -              -
Investments in shares of Pioneer Variable Contracts Trust ......................           -             -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -             -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -             -             874
                                                                                 -----------   -----------     -----------
    Total  assets ..............................................................  14,000,912    40,457,690      59,975,262

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................         189           695               -
                                                                                 -----------   -----------     -----------
    Net assets ................................................................. $14,000,723   $40,456,995     $59,975,262
                                                                                 ===========   ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $14,000,723   $40,456,995     $59,975,262
                                                                                 ===========   ===========     ===========

Units outstanding, December 31, 2000 ...........................................  11,812,734    16,147,132      18,613,955
Net asset value per unit, December 31, 2000 .................................... $  1.185223   $  2.505522     $  3.222059

                                                                                  FIDELITY     FIDELITY VIP
                                                                                    VIP          II ASSET
                                                                                  OVERSEAS        MANAGER
                                                                                 ----------    ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $        -      $        -
Investments in shares of AIM Variable Insurance Funds ..........................          -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........          -               -
Investments in shares of Delaware Group Premium Fund ...........................          -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......  9,851,094               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -       8,490,200
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........          -               -
Investments in shares of Janus Aspen Series ....................................          -               -
Investments in shares of Kemper Variable Series ................................          -               -
Investments in shares of Pioneer Variable Contracts Trust ......................          -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -               -
                                                                                -----------    ------------
    Total  assets ..............................................................  9,851,094       8,490,200

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -             82
                                                                                -----------    -----------
    Net assets .................................................................$ 9,851,094    $ 8,490,118
                                                                                ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$ 9,851,094    $ 8,490,118
                                                                                ===========    ===========

Units outstanding, December 31, 2000 ...........................................  6,094,635      4,729,412
Net asset value per unit, December 31, 2000 ....................................$  1.616355    $  1.795174


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                  FIDELITY        FRANKLIN
                                                                                   VIP III         NATURAL        FRANKLIN
                                                                                   GROWTH         RESOURCES       SMALL CAP
                                                                                OPPORTUNITIES      CLASS 2         CLASS 2
                                                                                -------------    -----------     ----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................  $         -      $       -      $        -
Investments in shares of AIM Variable Insurance Funds ..........................            -              -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........            -              -               -
Investments in shares of Delaware Group Premium Fund ...........................            -              -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......            -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....            -              -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....      295,831              -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..            -        555,916       1,454,351
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........            -              -               -
Investments in shares of Janus Aspen Series ....................................            -              -               -
Investments in shares of Kemper Variable Series ................................            -              -               -
Investments in shares of Pioneer Variable Contracts Trust ......................            -              -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............            -              -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................            -              -               -
                                                                                  -----------    -----------     -----------
    Total  assets ..............................................................      295,831        555,916       1,454,351

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................            -              -               -
                                                                                  -----------    -----------     -----------
    Net assets .................................................................  $   295,831    $   555,916     $ 1,454,351
                                                                                  ===========    ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................  $   295,831    $   555,916     $ 1,454,351
                                                                                  ===========    ===========     ===========

Units outstanding, December 31, 2000 ...........................................      334,511        466,244       1,703,380
Net asset value per unit, December 31, 2000 ....................................  $  0.884368    $  1.192327     $  0.853803

                                                                                                 JANUS ASPEN
                                                                                   INVESCO        GROWTH AND     JANUS ASPEN
                                                                                    VIF            INCOME          GROWTH
                                                                                   HEALTH          SERVICE         SERVICE
                                                                                  SCIENCES          SHARES         SHARES
                                                                                 ----------      -----------     -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................ $        -       $        -      $        -
Investments in shares of AIM Variable Insurance Funds ..........................          -                -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........          -                -               -
Investments in shares of Delaware Group Premium Fund ...........................          -                -               -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......          -                -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....          -                -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....          -                -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..          -                -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........  2,695,342                -               -
Investments in shares of Janus Aspen Series ....................................          -        2,842,100       2,557,305
Investments in shares of Kemper Variable Series ................................          -                -               -
Investments in shares of Pioneer Variable Contracts Trust ......................          -                -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............          -                -               -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -                -               -
                                                                                 ----------      -----------     -----------
    Total  assets ..............................................................  2,695,342        2,842,100       2,557,305

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................          -                -               -
                                                                                -----------      -----------     -----------
    Net assets .................................................................$ 2,695,342      $ 2,842,100     $ 2,557,305
                                                                                ===========      ===========     ===========

Net asset distribution by category:
  Variable annuity contracts ...................................................$ 2,695,342      $ 2,842,100     $ 2,557,305
                                                                                ===========      ===========     ===========

Units outstanding, December 31, 2000 ...........................................  2,420,899        3,157,226       2,990,615
Net asset value per unit, December 31, 2000 ....................................$  1.113364      $  0.900189     $  0.855110

                                                                                                   KVS
                                                                                    KEMPER        DREMAN
                                                                                  TECHNOLOGY     FINANCIAL
                                                                                    GROWTH       SERVICES
                                                                                 -----------    -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................  $        -     $        -
Investments in shares of AIM Variable Insurance Funds ..........................           -              -
Investments in shares of Alliance Variable Products Series Fund, Inc. ..........           -              -
Investments in shares of Delaware Group Premium Fund ...........................           -              -
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) .......           -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) .....           -              -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) ....           -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust ..           -              -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) ..........           -              -
Investments in shares of Janus Aspen Series ....................................           -              -
Investments in shares of Kemper Variable Series ................................   1,908,380      1,826,889
Investments in shares of Pioneer Variable Contracts Trust ......................           -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............           -              -
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -              -
                                                                                 -----------    -----------
    Total  assets ..............................................................   1,908,380      1,826,889

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) ............................................................           -              -
                                                                                 -----------    -----------
    Net assets ................................................................. $ 1,908,380    $ 1,826,889
                                                                                 ===========    ===========

Net asset distribution by category:
  Variable annuity contracts ................................................... $ 1,908,380    $ 1,826,889
                                                                                 ===========    ===========

Units outstanding, December 31, 2000 ...........................................   2,629,158      1,501,850
Net asset value per unit, December 31, 2000 .................................... $  0.725852    $  1.216426


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                  PIONEER         PIONEER
                                                                                  EMERGING       REAL ESTATE    T. ROWE PRICE
                                                                                   MARKETS          GROWTH      INTERNATIONAL
                                                                                VCT, CLASS II   VCT, CLASS II       STOCK
                                                                                -------------   -------------   -------------
ASSETS:
Investments in shares of Allmerica Investment Trust .........................    $          -    $          -    $          -
Investments in shares of AIM Variable Insurance Funds .......................               -               -               -
Investments in shares of Alliance Variable Products Series Fund, Inc. .......               -               -               -
Investments in shares of Delaware Group Premium Fund
Investments in shares of Fidelity Variable Insurance Products Fund (VIP) ....               -               -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP II) ..               -               -               -
Investment in shares of Fidelity Variable Insurance Products Fund (VIP III) .               -               -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust               -               -               -
Investment in shares of INVESCO Variable Investment Funds, Inc. (VIF) .......               -               -               -
Investments in shares of Janus Aspen Series .................................               -               -               -
Investments in shares of Kemper Variable Series .............................               -               -               -
Investments in shares of Pioneer Variable Contracts Trust ...................         601,590         254,680               -
Investment in shares of T. Rowe Price International Series, Inc. ............               -               -       9,979,986
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .........................................................               -               -               -
                                                                                -------------      ----------      ----------
    Total  assets ...........................................................         601,590         254,680       9,979,986

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .........................................................               -               -               -
                                                                                -------------      ----------      ----------
    Net assets ..............................................................   $     601,590      $  254,680      $9,979,986
                                                                                =============      ==========      ==========

Net asset distribution by category:
  Variable annuity contracts ................................................   $     601,590      $  254,680      $9,979,986
                                                                                =============      ==========      ==========

Units outstanding, December 31, 2000 ........................................         793,173         252,887       6,720,421
Net asset value per unit, December 31, 2000 .................................   $    0.758460      $ 1.007089      $ 1.485024


(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                             SELECT
                                                                            CORE           INVESTMENT
                                                                          EQUITY(a)      GRADE INCOME(a)     MONEY MARKET
                                                                         -----------     ---------------     ------------
INVESTMENT INCOME:
  Dividends .........................................................     $  180,660      $    474,468       $   855,106
                                                                          ----------       -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        421,565            92,187           173,147
  Administrative expense fees .......................................         68,627            15,008            28,187
                                                                         -----------       -----------       -----------
    Total expenses ..................................................        490,192           107,195           201,334
                                                                         -----------       -----------       -----------
    Net investment income (loss) ....................................       (309,532)          367,273           653,772
                                                                         -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............      3,420,827                 -                 -
  Net realized gain (loss) from sales of investments ................        248,439           (46,832)                -
                                                                         -----------       -----------       -----------
    Net realized gain (loss) ........................................      3,669,266           (46,832)                -
  Net unrealized gain (loss) ........................................     (7,100,937)          294,736                 -
                                                                         -----------       -----------       -----------
    Net realized and unrealized  gain (loss) ........................     (3,431,671)          247,904                 -
                                                                         -----------       -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $(3,741,203)      $   615,177       $   653,772
                                                                         ===========       ===========       ===========

                                                                                                               SELECT
                                                                                           GOVERNMENT        AGGRESSIVE
                                                                        EQUITY INDEX          BOND             GROWTH
                                                                        ------------       -----------       -----------
INVESTMENT INCOME:
  Dividends .........................................................    $   361,481       $   260,513       $         -
                                                                         -----------       -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        499,667            58,548           411,764
  Administrative expense fees .......................................         81,341             9,532            67,031
                                                                         -----------       -----------       -----------
    Total expenses ..................................................        581,008            68,080           478,795
                                                                         -----------       -----------       -----------
    Net investment income (loss) ....................................       (219,527)          192,433          (478,795)
                                                                         -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............      4,078,764                 -         6,348,453
  Net realized gain (loss) from sales of investments ................        721,153           (47,263)          220,799
                                                                         -----------       -----------       -----------
    Net realized gain (loss) ........................................      4,799,917           (47,263)        6,569,252
  Net unrealized gain (loss) ........................................     (8,798,320)          224,989       (15,549,953)
                                                                         -----------       -----------       -----------
    Net realized and unrealized  gain (loss) ........................     (3,998,403)          177,726        (8,980,701)
                                                                         -----------       -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $(4,217,930)      $   370,159       $(9,459,496)
                                                                         ===========       ===========       ===========










                                                                                             SELECT
                                                                           SELECT            GROWTH
                                                                           GROWTH          AND INCOME
                                                                           -------         ----------
INVESTMENT INCOME:
  Dividends .........................................................     $        -        $  177,172
                                                                         -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        518,207           305,928
  Administrative expense fees .......................................         84,359            49,802
                                                                         -----------       -----------
    Total expenses ..................................................        602,566           355,730
                                                                         -----------       -----------
    Net investment income (loss) ....................................       (602,566)         (178,558)
                                                                         -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............      5,049,544         4,180,686
  Net realized gain (loss) from sales of investments ................        630,649           (11,967)
                                                                         -----------       -----------
    Net realized gain (loss) ........................................      5,680,193         4,168,719
  Net unrealized gain (loss) ........................................    (13,408,316)       (7,090,556)
                                                                         -----------       -----------
    Net realized and unrealized  gain (loss) ........................     (7,728,123)       (2,921,837)
                                                                         -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $(8,330,689)      $(3,100,395)
                                                                         ===========       ===========


(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                            SELECT           SELECT            SELECT
                                                                            VALUE         INTERNATIONAL        CAPITAL
                                                                         OPPORTUNITY         EQUITY         APPRECIATION
                                                                         ------------     -------------     ------------
INVESTMENT INCOME:
  Dividends .........................................................    $    52,001       $   111,349       $         -
                                                                         -----------       -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        187,517           288,386           217,642
  Administrative expense fees .......................................         30,526            46,947            35,431
                                                                         -----------       -----------       -----------
    Total expenses ..................................................        218,043           335,333           253,073
                                                                         -----------       -----------       -----------
    Net investment income (loss) ....................................       (166,042)         (223,984)         (253,073)
                                                                         -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............        135,898           760,453           573,762
  Net realized gain (loss) from sales of investments ................        153,814           499,424           502,180
                                                                         -----------       -----------       -----------
    Net realized gain (loss) ........................................        289,712         1,259,877         1,075,942
  Net unrealized gain (loss) ........................................      3,707,862        (3,573,966)           72,235
                                                                         -----------       -----------       -----------
    Net realized and unrealized  gain (loss) ........................      3,997,574        (2,314,089)        1,148,177
                                                                         -----------       -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $ 3,831,532       $(2,538,073)      $   895,104
                                                                         ===========       ===========       ===========

                                                                           SELECT             SELECT          AIM V.I.
                                                                          EMERGING          STRATEGIC        AGGRESSIVE
                                                                          MARKETS*           GROWTH*          GROWTH*
                                                                         ------------      ----------        ----------
INVESTMENT INCOME:
  Dividends .........................................................    $         -       $         -       $         -
                                                                         -----------       -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................          1,367               641             6,203
  Administrative expense fees .......................................            223               105             1,010
                                                                         -----------       -----------       -----------
    Total expenses ..................................................          1,590               746             7,213
                                                                         -----------       -----------       -----------
    Net investment income (loss) ....................................         (1,590)             (746)           (7,213)
                                                                         -----------       -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............         10,092             8,817                 -
  Net realized gain (loss) from sales of investments ................         (4,329)          (20,587)           (3,921)
                                                                         -----------       -----------       -----------
    Net realized gain (loss) ........................................          5,763           (11,770)           (3,921)
  Net unrealized gain (loss) ........................................        (85,296)          (63,478)         (287,445)
                                                                         -----------       -----------       -----------
    Net realized and unrealized  gain (loss) ........................        (79,533)          (75,248)         (291,366)
                                                                         -----------       -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $   (81,123)      $   (75,994)      $  (298,579)
                                                                         ===========       ===========       ===========










                                                                                             ALLIANCE
                                                                                              GROWTH
                                                                            AIM             AND INCOME
                                                                         V.I. VALUE*         CLASS B*
                                                                         -----------       -----------
INVESTMENT INCOME:
  Dividends .........................................................    $     3,092       $         -
                                                                         -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................          7,031             5,933
  Administrative expense fees .......................................          1,144               965
                                                                         -----------       -----------
    Total expenses ..................................................          8,175             6,898
                                                                         -----------       -----------
    Net investment income (loss) ....................................         (5,083)           (6,898)
                                                                         -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............        107,728                 -
  Net realized gain (loss) from sales of investments ................           (518)              110
                                                                         -----------       -----------
    Net realized gain (loss) ........................................        107,210               110
  Net unrealized gain (loss) ........................................       (295,745)           51,537
                                                                         -----------       -----------
    Net realized and unrealized  gain (loss) ........................       (188,535)           51,647
                                                                         -----------       -----------
    Net increase (decrease) in net assets from operations ...........    $  (193,618)      $    44,749
                                                                         ===========       ===========

(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                           ALLIANCE          DGPF
                                                                           PREMIER          GROWTH               DGPF
                                                                            GROWTH        OPPORTUNITIES      INTERNATIONAL
                                                                           CLASS B*       SERVICE CLASS*        EQUITY
                                                                         -----------      --------------     -------------
INVESTMENT INCOME:
  Dividends .........................................................    $         -       $         -       $     172,235
                                                                         -----------       -----------       -------------

EXPENSES:
  Mortality and expense risk fees ...................................          9,050             2,900              93,370
  Administrative expense fees .......................................          1,473               472              15,200
                                                                         -----------       -----------       -------------
    Total expenses ..................................................         10,523             3,372             108,570
                                                                         -----------       -----------       -------------
    Net investment income (loss) ....................................        (10,523)           (3,372)             63,665
                                                                         -----------       -----------       -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............              -                 -             141,190
  Net realized gain (loss) from sales of investments ................         (4,139)             (191)            399,868
                                                                         -----------       -----------       -------------
    Net realized gain (loss) ........................................         (4,139)             (191)            541,058
  Net unrealized gain (loss) ........................................       (446,837)         (216,107)           (682,136)
                                                                         -----------       -----------       -------------
    Net realized and unrealized  gain (loss) ........................       (450,976)         (216,298)           (141,078)
                                                                         -----------       -----------       -------------
    Net increase (decrease) in net assets from operations ...........    $  (461,499)      $  (219,670)      $     (77,413)
                                                                         ===========       ===========       =============

                                                                         FIDELITY VIP       FIDELITY VIP      FIDELITY VIP
                                                                          HIGH INCOME      EQUITY-INCOME         GROWTH
                                                                         ------------      -------------      ------------
INVESTMENT INCOME:
  Dividends .........................................................    $ 1,495,052       $     700,898       $    67,538
                                                                         -----------       -------------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................        241,161             505,001           847,064
  Administrative expense fees .......................................         39,259              82,209           137,894
                                                                         -----------       -------------       -----------
    Total expenses ..................................................        280,420             587,210           984,958
                                                                         -----------       -------------       -----------
    Net investment income (loss) ....................................      1,214,632             113,688          (917,420)
                                                                         -----------       -------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............              -           2,640,593         6,720,019
  Net realized gain (loss) from sales of investments ................     (2,320,525)            710,867         1,287,503
                                                                         -----------       -------------       -----------
    Net realized gain (loss) ........................................     (2,320,525)          3,351,460         8,007,522
  Net unrealized gain (loss) ........................................     (3,580,297)           (780,292)      (15,774,603)
                                                                         -----------       -------------       -----------
    Net realized and unrealized  gain (loss) ........................     (5,900,822)          2,571,168        (7,767,081)
                                                                         -----------       -------------       -----------
    Net increase (decrease) in net assets from operations ...........    $(4,686,190)      $   2,684,856       $(8,684,501)
                                                                          ===========      =============       ===========










                                                                         FIDELITY VIP     FIDELITY VIP II
                                                                           OVERSEAS        ASSET MANAGER
                                                                         ------------     ---------------
INVESTMENT INCOME:
  Dividends .........................................................    $    140,293     $       279,098
                                                                         ------------     ---------------

EXPENSES:
  Mortality and expense risk fees ...................................         132,823             112,101
  Administrative expense fees .......................................          21,622              18,249
                                                                         ------------     ---------------
    Total expenses ..................................................         154,445             130,350
                                                                         ------------     ---------------
    Net investment income (loss) ....................................         (14,152)            148,748
                                                                         ------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............         883,464             657,535
  Net realized gain (loss) from sales of investments ................          75,167              27,922
                                                                         ------------     ---------------
    Net realized gain (loss) ........................................         958,631             685,457
  Net unrealized gain (loss) ........................................      (3,323,274)         (1,303,233)
                                                                         ------------     ---------------
    Net realized and unrealized  gain (loss) ........................      (2,364,643)           (617,776)
                                                                         ------------     ---------------
    Net increase (decrease) in net assets from operations ...........    $ (2,378,795)    $      (469,028)
                                                                         ============     ===============


(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                             FRANKLIN
                                                                        FIDELITY VIP III     NATURAL         FRANKLIN
                                                                             GROWTH         RESOURCES       SMALL CAP
                                                                         OPPORTUNITIES*      CLASS 2*         CLASS 2*
                                                                        ----------------   -----------     -----------
INVESTMENT INCOME:
  Dividends .........................................................    $             -   $         -     $         -
                                                                        ----------------   -----------     -----------

EXPENSES:
  Mortality and expense risk fees ...................................                895           995           4,673
  Administrative expense fees .......................................                146           162             760
                                                                         ---------------   -----------     -----------
    Total expenses ..................................................              1,041         1,157           5,433
                                                                         ---------------   -----------     -----------
    Net investment income (loss) ....................................             (1,041)       (1,157)         (5,433)
                                                                         ---------------   -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............                  -             -               -
  Net realized gain (loss) from sales of investments ................             (1,792)          322          (4,932)
                                                                         ---------------    ----------     -----------
    Net realized gain (loss) ........................................             (1,792)          322          (4,932)
  Net unrealized gain (loss) ........................................            (27,638)       60,504        (246,845)
                                                                         ---------------   -----------     -----------
    Net realized and unrealized  gain (loss) ........................            (29,430)       60,826        (251,777)
                                                                         ---------------   -----------     -----------
    Net increase (decrease) in net assets from operations ...........    $       (30,471)  $    59,669     $  (257,210)
                                                                         ===============   ===========     ===========

                                                                            INVESCO       JANUS ASPEN
                                                                              VIF          GROWTH AND        JANUS ASPEN
                                                                            HEALTH           INCOME             GROWTH
                                                                           SCIENCES*     SERVICE SHARES*    SERVICE SHARES*
                                                                          -----------     ---------------    ---------------
INVESTMENT INCOME:
  Dividends .........................................................     $       232       $    4,911        $        -
                                                                          -----------      -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................           6,314            8,853             8,071
  Administrative expense fees .......................................           1,028            1,441             1,314
                                                                          -----------      -----------       -----------
    Total expenses ..................................................           7,342           10,294             9,385
                                                                          -----------      -----------       -----------
    Net investment income (loss) ....................................          (7,110)          (5,383)           (9,385)
                                                                          -----------      -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............           2,009                -                 -
  Net realized gain (loss) from sales of investments ................          (2,251)         (16,181)           (2,266)
                                                                          -----------      -----------       -----------
    Net realized gain (loss) ........................................            (242)         (16,181)           (2,266)
  Net unrealized gain (loss) ........................................          53,919         (257,525)         (429,280)
                                                                          -----------      -----------       -----------
    Net realized and unrealized  gain (loss) ........................          53,677         (273,706)         (431,546)
                                                                          -----------      -----------       -----------
    Net increase (decrease) in net assets from operations ...........     $    46,567       $ (279,089)       $ (440,931)
                                                                          ===========      ===========       ===========






                                                                                               KVS
                                                                             KEMPER           DREMAN
                                                                           TECHNOLOGY        FINANCIAL
                                                                             GROWTH*         SERVICES*
                                                                          -----------       -----------
INVESTMENT INCOME:
  Dividends .........................................................     $         -       $         -
                                                                          -----------       -----------

EXPENSES:
  Mortality and expense risk fees ...................................           5,871             4,148
  Administrative expense fees .......................................             956               676
                                                                          -----------       -----------
    Total expenses ..................................................           6,827             4,824
                                                                          -----------       -----------
    Net investment income (loss) ....................................          (6,827)           (4,824)
                                                                          -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ...............               -                  -
  Net realized gain (loss) from sales of investments ................         (15,053)            1,774
                                                                          -----------       -----------
    Net realized gain (loss) ........................................         (15,053)            1,774
  Net unrealized gain (loss) ........................................        (657,840)          173,411
                                                                          -----------       -----------
    Net realized and unrealized  gain (loss) ........................        (672,893)          175,185
                                                                          -----------       -----------
    Net increase (decrease) in net assets from operations ...........     $  (679,720)       $  170,361
                                                                          ===========       ===========


(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                           PIONEER           PIONEER
                                                                          EMERGING         REAL ESTATE      T. ROWE PRICE
                                                                         MARKETS VCT,      GROWTH VCT,       INTERNATIONAL
                                                                          CLASS II*         CLASS II*            STOCK
                                                                         ------------      -----------       -------------
INVESTMENT INCOME:
  Dividends ..........................................................   $        -         $    4,094         $   63,708
                                                                         ----------         ----------         ----------

EXPENSES:
  Mortality and expense risk fees ....................................        1,878                615            137,046
  Administrative expense fees ........................................          306                101             22,310
                                                                         ----------         ----------         ----------
    Total expenses ...................................................        2,184                716            159,356
                                                                         ----------         ----------         ----------
    Net investment income (loss) .....................................       (2,184)             3,378            (95,648)
                                                                         ----------         ----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................            -                  -            305,797
  Net realized gain (loss) from sales of investments .................       (2,176)            (5,429)         1,506,573
                                                                         ----------         ----------         ----------
    Net realized gain (loss) .........................................       (2,176)            (5,429)         1,812,370
  Net unrealized gain (loss) .........................................      (87,711)             9,830         (3,832,683)
                                                                         ----------         ----------         ----------
    Net realized and unrealized  gain (loss) .........................      (89,887)             4,401         (2,020,313)
                                                                         ----------         ----------         ----------
    Net increase (decrease) in net assets from operations ............   $  (92,071)        $    7,779        $(2,115,961)
                                                                         ==========         ==========        ===========


(a) Name changed.  See Note 1.
* For the period 8/1/00 (date of initial investment) to 12/31/00.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               CORE EQUITY(a)
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (309,532)                 $   (210,722)
    Net realized gain (loss) .......................................              3,669,266                     2,669,325
    Net unrealized gain (loss) .....................................             (7,100,937)                    3,944,336
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (3,741,203)                    6,402,939
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              1,288,926                     1,252,999
    Withdrawals ....................................................             (1,583,003)                     (987,135)
    Contract benefits ..............................................               (316,958)                     (216,420)
    Contract charges ...............................................                 (8,052)                       (6,798)
    Transfers between sub-accounts (including fixed account), net ..              2,301,821                     2,506,045
    Other transfers from (to) the General Account ..................              1,142,258                     1,358,025
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              2,824,992                     3,906,716
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (916,211)                   10,309,655

NET ASSETS:
  Beginning of year ................................................             31,854,465                    21,544,810
                                                                               ------------                  ------------
  End of year ......................................................           $ 30,938,254                  $ 31,854,465
                                                                               ============                  ============


                                                                                                    SELECT
                                                                                          INVESTMENT GRADE INCOME(a)
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    367,273                  $    353,878
    Net realized gain (loss) .......................................                (46,832)                       (5,779)
    Net unrealized gain (loss) .....................................                294,736                      (523,111)
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                615,177                      (175,012)
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                210,318                       359,462
    Withdrawals ....................................................               (634,903)                     (308,427)
    Contract benefits ..............................................                      -                             -
    Contract charges ...............................................                   (914)                         (949)
    Transfers between sub-accounts (including fixed account), net ..               (398,478)                      653,869
    Other transfers from (to) the General Account ..................                (44,171)                       (3,653)
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions               (868,148)                      700,302
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (252,971)                      525,290

NET ASSETS:
  Beginning of year ................................................              7,482,662                     6,957,372
                                                                               ------------                  ------------
  End of year ......................................................           $  7,229,691                  $  7,482,662
                                                                               ============                  ============


                                                                                                 MONEY MARKET
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    653,772                  $    426,219
    Net realized gain (loss) .......................................                      -                             -
    Net unrealized gain (loss) .....................................                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                653,772                       426,219
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................             43,509,447                    41,248,758
    Withdrawals ....................................................             (1,656,106)                     (663,576)
    Contract benefits ..............................................                 (7,140)                     (163,706)
    Contract charges ...............................................                 (2,792)                       (2,910)
    Transfers between sub-accounts (including fixed account), net ..            (41,653,227)                  (38,919,763)
    Other transfers from (to) the General Account ..................              2,096,080                       141,135
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              2,286,262                     1,639,938
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................              2,940,034                     2,066,157

NET ASSETS:
  Beginning of year ................................................             12,441,412                    10,375,255
                                                                               ------------                  ------------
  End of year ......................................................           $ 15,381,446                  $ 12,441,412
                                                                               ============                  ============

                                                                                                EQUITY INDEX
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (219,527)                 $   (150,393)
    Net realized gain (loss) .......................................              4,799,917                       339,490
    Net unrealized gain (loss) .....................................             (8,798,320)                    5,088,920
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (4,217,930)                    5,278,017
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              2,126,955                     2,053,314
    Withdrawals ....................................................             (2,048,045)                   (1,285,807)
    Contract benefits ..............................................               (259,352)                     (317,893)
    Contract charges ...............................................                 (8,572)                       (6,761)
    Transfers between sub-accounts (including fixed account), net ..              2,464,378                     6,865,573
    Other transfers from (to) the General Account ..................              1,433,702                     1,513,207
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              3,709,066                     8,821,633
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (508,864)                   14,099,650

NET ASSETS:
  Beginning of year ................................................             37,552,232                    23,452,582
                                                                               ------------                  ------------
  End of year ......................................................           $ 37,043,368                  $ 37,552,232
                                                                               ============                  ============


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.



                                                                                               GOVERNMENT BOND
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    192,433                  $    200,557
    Net realized gain (loss) .......................................                (47,263)                      (25,022)
    Net unrealized gain (loss) .....................................                224,989                      (219,399)
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                370,159                       (43,864)
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                203,977                       377,457
    Withdrawals ....................................................               (251,218)                     (121,601)
    Contract benefits ..............................................                (28,017)                       (2,353)
    Contract charges ...............................................                   (717)                         (695)
    Transfers between sub-accounts (including fixed account), net ..               (993,731)                    1,653,622
    Other transfers from (to) the General Account ..................                 35,791                          (999)
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions             (1,033,915)                    1,905,431
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (663,756)                    1,861,567

NET ASSETS:
  Beginning of year ................................................              5,177,193                     3,315,626
                                                                               ------------                  ------------
  End of year ......................................................           $  4,513,437                  $  5,177,193
                                                                               ============                  ============

                                                                                                    SELECT
                                                                                               AGGRESSIVE GROWTH
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (478,795)                 $   (333,686)
    Net realized gain (loss) .......................................              6,569,252                       348,108
    Net unrealized gain (loss) .....................................            (15,549,953)                    7,883,902
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (9,459,496)                    7,898,324
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              2,200,268                     1,341,167
    Withdrawals ....................................................             (1,727,778)                   (1,018,716)
    Contract benefits ..............................................               (101,363)                     (157,606)
    Contract charges ...............................................                 (9,256)                       (7,973)
    Transfers between sub-accounts (including fixed account), net ..              4,829,955                     1,002,025
    Other transfers from (to) the General Account ..................                982,677                       684,379
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              6,174,503                     1,843,276
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................             (3,284,993)                    9,741,600

NET ASSETS:
  Beginning of year ................................................             30,195,322                    20,453,722
                                                                               ------------                  ------------
  End of year ......................................................           $ 26,910,329                  $ 30,195,322
                                                                               ============                  ============







                                                                                               SELECT GROWTH
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (602,566)                 $   (412,633)
    Net realized gain (loss) .......................................              5,680,193                     1,199,378
    Net unrealized gain (loss) .....................................            (13,408,316)                    7,400,373
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (8,330,689)                    8,187,118
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              2,315,272                     2,185,824
    Withdrawals ....................................................             (1,986,571)                   (1,027,454)
    Contract benefits ..............................................                (92,650)                      (66,619)
    Contract charges ...............................................                (11,330)                       (9,601)
    Transfers between sub-accounts (including fixed account), net ..              1,922,092                     6,544,402
    Other transfers from (to) the General Account ..................              1,336,084                     1,449,947
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              3,482,897                     9,076,499
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................             (4,847,792)                   17,263,617

NET ASSETS:
  Beginning of year ................................................             40,381,292                    23,117,675
                                                                               ------------                  ------------
  End of year ......................................................           $ 35,533,500                  $ 40,381,292
                                                                               ============                  ============

                                                                                                  SELECT
                                                                                             GROWTH AND INCOME
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (178,558)                 $    (65,783)
    Net realized gain (loss) .......................................              4,168,719                     1,583,873
    Net unrealized gain (loss) .....................................             (7,090,556)                    1,439,837
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (3,100,395)                    2,957,927
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              1,122,339                       887,196
    Withdrawals ....................................................             (1,004,345)                     (698,848)
    Contract benefits ..............................................               (189,797)                     (239,854)
    Contract charges ...............................................                 (5,107)                       (4,329)
    Transfers between sub-accounts (including fixed account), net ..              2,293,534                     2,882,328
    Other transfers from (to) the General Account ..................              1,119,572                       653,591
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              3,336,196                     3,480,084
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................                235,801                     6,438,011

NET ASSETS:
  Beginning of year ................................................             22,923,120                    16,485,109
                                                                               ------------                  ------------
  End of year ......................................................           $ 23,158,921                  $ 22,923,120
                                                                               ============                  ============


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                                    SELECT
                                                                                              VALUE OPPORTUNITY
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (166,042)                 $   (195,651)
    Net realized gain (loss) .......................................                289,712                       751,308
    Net unrealized gain (loss) .....................................              3,707,862                    (1,364,169)
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........              3,831,532                      (808,512)
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                610,784                       807,164
    Withdrawals ....................................................               (866,740)                     (578,815)
    Contract benefits ..............................................                (15,677)                      (70,078)
    Contract charges ...............................................                 (4,380)                       (4,406)
    Transfers between sub-accounts (including fixed account), net ..             (1,135,460)                      853,303
    Other transfers from (to) the General Account ..................                394,129                       823,362
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions             (1,017,344)                    1,830,530
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................              2,814,188                     1,022,018

NET ASSETS:
  Beginning of year ................................................             14,229,174                    13,207,156
                                                                               ------------                  ------------
  End of year ......................................................           $ 17,043,362                  $ 14,229,174
                                                                               ============                  ============

                                                                                                    SELECT
                                                                                            INTERNATIONAL EQUITY
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (223,984)                 $   (259,616)
    Net realized gain (loss) .......................................              1,259,877                       233,508
    Net unrealized gain (loss) .....................................             (3,573,966)                    5,024,680
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (2,538,073)                    4,998,572
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                930,234                       938,996
    Withdrawals ....................................................             (1,234,170)                     (598,035)
    Contract benefits ..............................................                (57,556)                     (103,902)
    Contract charges ...............................................                 (5,130)                       (4,551)
    Transfers between sub-accounts (including fixed account), net ..              1,630,870                     1,043,370
    Other transfers from (to) the General Account ..................                641,391                       722,884
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              1,905,639                     1,998,762
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (632,434)                    6,997,334

NET ASSETS:
  Beginning of year ................................................             22,588,491                    15,591,157
                                                                               ------------                  ------------
  End of year ......................................................           $ 21,956,057                  $ 22,588,491
                                                                               ============                  ============

                                                                                                    SELECT
                                                                                            CAPITAL APPRECIATION
                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (253,073)                 $   (180,408)
    Net realized gain (loss) .......................................              1,075,942                        92,754
    Net unrealized gain (loss) .....................................                 72,235                     2,949,396
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                895,104                     2,861,742
                                                                               ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                895,105                       806,871
    Withdrawals ....................................................               (784,307)                     (408,501)
    Contract benefits ..............................................                (94,005)                      (73,268)
    Contract charges ...............................................                 (4,627)                       (3,766)
    Transfers between sub-accounts (including fixed account), net ..                490,183                       844,374
    Other transfers from (to) the General Account ..................                268,300                       291,915
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions                770,649                     1,457,625
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................              1,665,753                     4,319,367

NET ASSETS:
  Beginning of year ................................................             15,467,194                    11,147,827
                                                                               ------------                  ------------
  End of year ......................................................           $ 17,132,947                  $ 15,467,194
                                                                               ============                  ============


                                                                                  SELECT                          SELECT
                                                                             EMERGING MARKETS                STRATEGIC GROWTH
                                                                                PERIOD FROM                     PERIOD FROM
                                                                            8/1/00* TO 12/31/00             8/1/00* TO 12/31/00
                                                                            -------------------             -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................         $    (1,590)                     $      (746)
    Net realized gain (loss) .......................................               5,763                          (11,770)
    Net unrealized gain (loss) .....................................             (85,296)                         (63,478)
                                                                             -----------                      -----------
    Net increase (decrease)  in net assets from operations .........             (81,123)                         (75,994)
                                                                             -----------                      -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................               1,986                              632
    Withdrawals ....................................................              (3,021)                          (1,798)
    Contract benefits ..............................................                   -                                -
    Contract charges ...............................................                 (10)                              (7)
    Transfers between sub-accounts (including fixed account), net ..             373,826                          274,484
    Other transfers from (to) the General Account ..................              97,636                           45,974
    Net increase (decrease) in investment by Sponsor ...............                 439                              550
                                                                             -----------                      -----------
    Net increase (decrease) in net assets from contract transactions             470,856                          319,835
                                                                             -----------                      -----------
    Net increase (decrease) in net assets ..........................             389,733                          243,841

NET ASSETS:
  Beginning of year ................................................                   -                                -
                                                                             -----------                      -----------
  End of year ......................................................         $   389,733                      $   243,841
                                                                             ===========                      ===========



                                                                                 AIM V.I.
                                                                             AGGRESSIVE GROWTH                 AIM V.I. VALUE
                                                                                PERIOD FROM                     PERIOD FROM
                                                                            8/1/00* TO 12/31/00             8/1/00* TO 12/31/00
                                                                            -------------------             -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................         $    (7,213)                     $    (5,083)
    Net realized gain (loss) .......................................              (3,921)                         107,210
    Net unrealized gain (loss) .....................................            (287,445)                        (295,745)
                                                                             -----------                      -----------
    Net increase (decrease)  in net assets from operations .........            (298,579)                        (193,618)
                                                                             -----------                      -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              83,986                          119,697
    Withdrawals ....................................................             (12,277)                         (26,281)
    Contract benefits ..............................................                   -                                -
    Contract charges ...............................................                 (85)                             (33)
    Transfers between sub-accounts (including fixed account), net ..           2,361,966                        2,579,336
    Other transfers from (to) the General Account ..................             135,141                          178,475
    Net increase (decrease) in investment by Sponsor ...............                 181                              236
                                                                             -----------                      -----------
    Net increase (decrease) in net assets from contract transactions           2,568,912                        2,851,430
                                                                             -----------                      -----------
    Net increase (decrease) in net assets ..........................           2,270,333                        2,657,812

NET ASSETS:
  Beginning of year ................................................                   -                                -
                                                                             -----------                      -----------
  End of year ......................................................         $ 2,270,333                      $ 2,657,812
                                                                             ===========                      ===========


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                            ALLIANCE                                     DGPF
                                                                             GROWTH              ALLIANCE               GROWTH
                                                                           AND INCOME             PREMIER           OPPORTUNITIES
                                                                             CLASS B          GROWTH CLASS B         SERVICE CLASS
                                                                           PERIOD FROM          PERIOD FROM          PERIOD FROM
                                                                       8/1/00* TO 12/31/00  8/1/00* TO 12/31/00  8/1/00* TO 12/31/00
                                                                       -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................    $    (6,898)          $   (10,523)         $    (3,372)
    Net realized gain (loss) ........................................            110                (4,139)                (191)
    Net unrealized gain (loss) ......................................         51,537              (446,837)            (216,107)
                                                                         -----------           -----------          -----------
    Net increase (decrease)  in net assets from operations ..........         44,749              (461,499)            (219,670)
                                                                         -----------           -----------          -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................         99,026               155,869               54,988
    Withdrawals .....................................................        (10,399)              (17,015)              (5,002)
    Contract benefits ...............................................              -                     -                    -
    Contract charges ................................................            (47)                  (66)                 (32)
    Transfers between sub-accounts (including fixed account), net ...      1,881,052             2,810,161            1,033,113
    Other transfers from (to) the General Account ...................         90,523               271,649              107,051
    Net increase (decrease) in investment by Sponsor ................            (25)                  293                  183
                                                                         -----------           -----------          -----------
    Net increase (decrease) in net assets from contract transactions       2,060,130             3,220,891            1,190,301
                                                                         -----------           -----------          -----------
    Net increase (decrease) in net assets ...........................      2,104,879             2,759,392              970,631

NET ASSETS:
  Beginning of year .................................................              -                     -                    -
                                                                         -----------           -----------          -----------
  End of year .......................................................    $ 2,104,879           $ 2,759,392          $   970,631
                                                                         ===========           ===========          ===========

                                                                                                    DGPF
                                                                                            INTERNATIONAL EQUITY
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                    2000                           1999
                                                                             ------------                    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................         $     63,665                    $     37,720
    Net realized gain (loss) .......................................              541,058                          95,174
    Net unrealized gain (loss) .....................................             (682,136)                        776,394
                                                                             ------------                    ------------
    Net increase (decrease)  in net assets from operations .........              (77,413)                        909,288
                                                                             ------------                    ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................              296,647                         367,188
    Withdrawals ....................................................             (324,192)                       (323,376)
    Contract benefits ..............................................               (5,361)                        (75,382)
    Contract charges ...............................................               (1,889)                         (2,042)
    Transfers between sub-accounts (including fixed account), net ..             (712,311)                        460,977
    Other transfers from (to) the General Account ..................              126,845                         252,896
    Net increase (decrease) in investment by Sponsor ...............                    -                               -
                                                                             ------------                    ------------
    Net increase (decrease) in net assets from contract transactions             (620,261)                        680,261
                                                                             ------------                    ------------
    Net increase (decrease) in net assets ..........................             (697,674)                      1,589,549

NET ASSETS:
  Beginning of year ................................................            7,844,336                       6,254,787
                                                                             ------------                    ------------
  End of year ......................................................         $  7,146,662                    $  7,844,336
                                                                             ============                    ============


                                                                                                  FIDELITY VIP
                                                                                                  HIGH INCOME
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                              1999
                                                                               ------------                      ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $  1,214,632                      $  1,563,450
    Net realized gain (loss) .......................................             (2,320,525)                         (185,475)
    Net unrealized gain (loss) .....................................             (3,580,297)                          (29,248)
                                                                               ------------                      ------------
    Net increase (decrease)  in net assets from operations .........             (4,686,190)                        1,348,727
                                                                               ------------                      ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                739,687                         1,076,323
    Withdrawals ....................................................             (1,355,788)                       (1,108,186)
    Contract benefits ..............................................               (189,261)                          (80,940)
    Contract charges ...............................................                 (3,904)                           (4,678)
    Transfers between sub-accounts (including fixed account), net ..             (3,326,998)                          924,886
    Other transfers from (to) the General Account ..................               (477,553)                          472,556
    Net increase (decrease) in investment by Sponsor ...............                      -                                 -
                                                                               ------------                      ------------
    Net increase (decrease) in net assets from contract transactions             (4,613,817)                        1,279,961
                                                                               ------------                      ------------
    Net increase (decrease) in net assets ..........................             (9,300,007)                        2,628,688

NET ASSETS:
  Beginning of year ................................................             23,300,730                        20,672,042
                                                                               ------------                      ------------
  End of year ......................................................           $ 14,000,723                      $ 23,300,730
                                                                               ============                      ============


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                        FIDELITY VIP EQUITY-INCOME
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                   2000                             1999
                                                                             ------------                     ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................         $    113,688                     $    (40,819)
    Net realized gain (loss) .......................................            3,351,460                        1,714,950
    Net unrealized gain (loss) .....................................             (780,292)                         (29,350)
                                                                             ------------                     ------------
    Net increase (decrease)  in net assets from operations .........            2,684,856                        1,644,781
                                                                             ------------                     ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................            1,580,372                        2,283,854
    Withdrawals ....................................................           (2,741,090)                      (1,561,021)
    Contract benefits ..............................................             (197,593)                        (372,120)
    Contract charges ...............................................              (10,200)                         (11,244)
    Transfers between sub-accounts (including fixed account), net ..           (3,709,194)                       2,505,465
    Other transfers from (to) the General Account ..................            1,026,279                        1,280,927
    Net increase (decrease) in investment by Sponsor ...............                    -                                -
                                                                             ------------                     ------------
    Net increase (decrease) in net assets from contract transactions           (4,051,426)                       4,125,861
                                                                             ------------                     ------------
    Net increase (decrease) in net assets ..........................           (1,366,570)                       5,770,642

NET ASSETS:
  Beginning of year ................................................           41,823,565                       36,052,923
                                                                             ------------                     ------------
  End of year ......................................................         $ 40,456,995                     $ 41,823,565
                                                                             ============                     ============

                                                                                             FIDELITY VIP GROWTH
                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     2000                          1999
                                                                                ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................            $   (917,420)                 $   (599,414)
    Net realized gain (loss) .......................................               8,007,522                     4,482,088
    Net unrealized gain (loss) .....................................             (15,774,603)                   10,852,568
                                                                                ------------                  ------------
    Net increase (decrease)  in net assets from operations .........              (8,684,501)                   14,735,242
                                                                                ------------                  ------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................               3,899,181                     3,005,646
    Withdrawals ....................................................              (4,461,115)                   (1,926,189)
    Contract benefits ..............................................                (177,729)                     (334,648)
    Contract charges ...............................................                 (18,851)                      (13,812)
    Transfers between sub-accounts (including fixed account), net ..               6,876,047                     8,245,102
    Other transfers from (to) the General Account ..................               1,838,551                     1,647,348
    Net increase (decrease) in investment by Sponsor ...............                       -                             -
                                                                                ------------                  ------------
    Net increase (decrease) in net assets from contract transactions               7,956,084                    10,623,447
                                                                                ------------                  ------------
    Net increase (decrease) in net assets ..........................                (728,417)                   25,358,689

NET ASSETS:
  Beginning of year ................................................              60,703,679                    35,344,990
                                                                                ------------                  ------------
  End of year ......................................................            $ 59,975,262                  $ 60,703,679
                                                                                ============                  ============








                                                                                           FIDELITY VIP OVERSEAS
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                   2000                             1999
                                                                               -----------                    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   (14,152)                   $    (5,880)
    Net realized gain (loss) .......................................               958,631                        325,862
    Net unrealized gain (loss) .....................................            (3,323,274)                     2,373,555
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........            (2,378,795)                     2,693,537
                                                                               -----------                    -----------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................               686,587                        414,849
    Withdrawals ....................................................              (637,569)                      (327,147)
    Contract benefits ..............................................               (27,735)                       (25,172)
    Contract charges ...............................................                (2,682)                        (2,345)
    Transfers between sub-accounts (including fixed account), net ..             2,004,861                        528,915
    Other transfers from (to) the General Account ..................               481,233                        156,409
    Net increase (decrease) in investment by Sponsor ...............                     -                              -

                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions             2,504,695                        745,509
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................               125,900                      3,439,046

NET ASSETS:
  Beginning of year ................................................             9,725,194                      6,286,148
                                                                               -----------                    -----------
  End of year ......................................................           $ 9,851,094                    $ 9,725,194
                                                                               ===========                    ===========

                                                                                                 FIDELITY VIP II
                                                                                                  ASSET MANAGER
                                                                                             YEAR ENDED DECEMBER 31,
                                                                                  2000                          1999
                                                                               -----------                    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $   148,748                    $   101,916
    Net realized gain (loss) .......................................               685,457                        304,810
    Net unrealized gain (loss) .....................................            (1,303,233)                       284,089
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........              (469,028)                       690,815
                                                                               -----------                    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................               662,885                        537,213
    Withdrawals ....................................................              (780,730)                      (414,012)
    Contract benefits ..............................................               (53,755)                       (32,731)
    Contract charges ...............................................                (1,826)                        (1,840)
    Transfers between sub-accounts (including fixed account), net ..                74,458                      1,419,160
    Other transfers from (to) the General Account ..................               309,864                        464,372
    Net increase (decrease) in investment by Sponsor ...............                     -                              -
                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions               210,896                      1,972,162
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................              (258,132)                     2,662,977

NET ASSETS:
  Beginning of year ................................................             8,748,250                      6,085,273
                                                                               -----------                    -----------
  End of year ......................................................           $ 8,490,118                    $ 8,748,250
                                                                               ===========                    ===========

                                                                                                                   FRANKLIN
                                                                               FIDELITY VIP III                     NATURAL
                                                                                    GROWTH                         RESOURCES
                                                                                 OPPORTUNITIES                      CLASS 2
                                                                                  PERIOD FROM                     PERIOD FROM
                                                                              8/1/00* TO 12/31/00             8/1/00* TO 12/31/00
                                                                              -------------------             -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    (1,041)                   $    (1,157)
    Net realized gain (loss) .......................................                (1,792)                           322
    Net unrealized gain (loss) .....................................               (27,638)                        60,504
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........               (30,471)                        59,669
                                                                               -----------                    -----------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                 1,538                         30,000
    Withdrawals ....................................................                (2,572)                        (5,049)
    Contract benefits ..............................................                     -                              -
    Contract charges ...............................................                   (10)                            (3)
    Transfers between sub-accounts (including fixed account), net ..               323,392                        450,033
    Other transfers from (to) the General Account ..................                 3,757                         21,354
    Net increase (decrease) in investment by Sponsor ...............                   197                            (88)
                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions               326,302                        496,247
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................               295,831                        555,916

NET ASSETS:
  Beginning of year ................................................                     -                              -
                                                                               -----------                    -----------
  End of year ......................................................           $   295,831                    $   555,916
                                                                               ===========                    ===========


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                                                                   INVESCO
                                                                                 FRANKLIN                            VIF
                                                                                 SMALL CAP                         HEALTH
                                                                                  CLASS 2                         SCIENCES
                                                                                PERIOD FROM                      PERIOD FROM
                                                                            8/1/00* TO 12/31/00              8/1/00* TO 12/31/00
                                                                            -------------------              -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    (5,433)                   $    (7,110)
    Net realized gain (loss) .......................................                (4,932)                          (242)
    Net unrealized gain (loss) .....................................              (246,845)                        53,919
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........              (257,210)                        46,567
                                                                               -----------                    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                16,500                        135,230
    Withdrawals ....................................................               (10,002)                       (12,824)
    Contract benefits ..............................................                     -                              -
    Contract charges ...............................................                   (43)                           (67)
    Transfers between sub-accounts (including fixed account), net ..             1,560,239                      2,479,695
    Other transfers from (to) the General Account ..................               144,583                         46,907
    Net increase (decrease) in investment by Sponsor ...............                   284                           (166)
                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions             1,711,561                      2,648,775
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................             1,454,351                      2,695,342

NET ASSETS:
  Beginning of year ................................................                     -                              -
                                                                               -----------                    -----------
  End of year ......................................................           $ 1,454,351                    $ 2,695,342
                                                                               ===========                    ===========



                                                                                 JANUS ASPEN
                                                                                  GROWTH AND                    JANUS ASPEN
                                                                                    INCOME                         GROWTH
                                                                                SERVICE SHARES                 SERVICE SHARES
                                                                                 PERIOD FROM                    PERIOD FROM
                                                                             8/1/00* TO 12/31/00            8/1/00* TO 12/31/00
                                                                             -------------------            -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    (5,383)                   $    (9,385)
    Net realized gain (loss) .......................................               (16,181)                        (2,266)
    Net unrealized gain (loss) .....................................              (257,525)                      (429,280)
                                                                               -----------                    -----------
    Net increase (decrease)  in net assets from operations .........              (279,089)                      (440,931)
                                                                               -----------                    -----------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                81,976                        131,935
    Withdrawals ....................................................               (16,299)                       (17,269)
    Contract benefits ..............................................                     -                              -
    Contract charges ...............................................                   (64)                           (87)
    Transfers between sub-accounts (including fixed account), net ..             2,708,723                      2,675,783
    Other transfers from (to) the General Account ..................               346,713                        207,696
    Net increase (decrease) in investment by Sponsor ...............                   140                            178
                                                                               -----------                    -----------
    Net increase (decrease) in net assets from contract transactions             3,121,189                      2,998,236
                                                                               -----------                    -----------
    Net increase (decrease) in net assets ..........................             2,842,100                      2,557,305

NET ASSETS:
  Beginning of year ................................................                     -                              -
                                                                               -----------                    -----------
  End of year ......................................................           $ 2,842,100                    $ 2,557,305
                                                                               ===========                    ===========

                                                                                                                    KVS
                                                                                   KEMPER                         DREMAN
                                                                                 TECHNOLOGY                      FINANCIAL
                                                                                   GROWTH                        SERVICES
                                                                                 PERIOD FROM                    PERIOD FROM
                                                                             8/1/00* TO 12/31/00            8/1/00* TO 12/31/00
                                                                             -------------------            -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $     (6,827)                 $     (4,824)
    Net realized gain (loss) .......................................                (15,053)                        1,774
    Net unrealized gain (loss) .....................................               (657,840)                      173,411
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........               (679,720)                      170,361
                                                                               ------------                  ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                218,531                        55,383
    Withdrawals ....................................................                (12,379)                       (9,566)
    Contract benefits ..............................................                      -                             -
    Contract charges ...............................................                    (65)                          (24)
    Transfers between sub-accounts (including fixed account), net ..              2,232,076                     1,514,364
    Other transfers from (to) the General Account ..................                149,530                        96,665
    Net increase (decrease) in investment by Sponsor ...............                    407                          (294)
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              2,588,100                     1,656,528
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................              1,908,380                     1,826,889

NET ASSETS:
  Beginning of year ................................................                      -                             -
                                                                               ------------                  ------------
  End of year ......................................................           $  1,908,380                  $  1,826,889
                                                                               ============                  ============


                                                                                   PIONEER                        PIONEER
                                                                                   EMERGING                     REAL ESTATE
                                                                                   MARKETS                         GROWTH
                                                                                VCT, CLASS II                  VCT, CLASS II
                                                                                 PERIOD FROM                    PERIOD FROM
                                                                             8/1/00* TO 12/31/00            8/1/00* TO 12/31/00
                                                                             -------------------            -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $     (2,184)                 $      3,378
    Net realized gain (loss) .......................................                 (2,176)                       (5,429)
    Net unrealized gain (loss) .....................................                (87,711)                        9,830
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........                (92,071)                        7,779
                                                                               ------------                  ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                  6,545                           909
    Withdrawals ....................................................                 (3,498)                       (7,407)
    Contract benefits ..............................................                      -                             -
    Contract charges ...............................................                    (13)                           (3)
    Transfers between sub-accounts (including fixed account), net ..                598,902                       252,396
    Other transfers from (to) the General Account ..................                 91,291                           974
    Net increase (decrease) in investment by Sponsor ...............                    434                            32


                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions                693,661                       246,901
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................                601,590                       254,680

NET ASSETS:
  Beginning of year ................................................                      -                             -
                                                                               ------------                  ------------
  End of year ......................................................           $    601,590                  $    254,680
                                                                               ============                  ============


                                                                                                  T. ROWE PRICE
                                                                                                  INTERNATIONAL
                                                                                                      STOCK
                                                                                              YEAR ENDED DECEMBER 31,
                                                                                    2000                          1999
                                                                               ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................           $    (95,648)                 $    (86,483)
    Net realized gain (loss) .......................................              1,812,370                       251,191
    Net unrealized gain (loss) .....................................             (3,832,683)                    2,415,777
                                                                               ------------                  ------------
    Net increase (decrease)  in net assets from operations .........             (2,115,961)                    2,580,485
                                                                               ------------                  ------------
  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................                449,122                       425,683
    Withdrawals ....................................................               (405,332)                     (207,845)
    Contract benefits ..............................................                (48,200)                     (102,701)
    Contract charges ...............................................                 (2,358)                       (2,157)
    Transfers between sub-accounts (including fixed account), net ..                931,659                       (13,653)
    Other transfers from (to) the General Account ..................                281,479                       294,802
    Net increase (decrease) in investment by Sponsor ...............                      -                             -
                                                                               ------------                  ------------
    Net increase (decrease) in net assets from contract transactions              1,206,370                       394,129
                                                                               ------------                  ------------
    Net increase (decrease) in net assets ..........................               (909,591)                    2,974,614

NET ASSETS:
  Beginning of year ................................................             10,889,577                     7,914,963
                                                                               ------------                  ------------
  End of year ......................................................           $  9,979,986                  $ 10,889,577
                                                                               ============                  ============


(a) Name changed.  See Note 1.
* Date of initial investment.

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1 - ORGANIZATION

     Separate Account VA-K, which funds the Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage variable annuity contracts, in addition to other contracts (the Delaware Medallion variable annuity contracts), is a separate investment account of First Allmerica Financial Life Insurance Company (the Company). The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Separate Account VA-K was established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. Under applicable insurance law, the assets and liabilities of Separate Account VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-K cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-K currently offers thirty-five Sub-Accounts under the Allmerica Advantage and ExecAnnuity Plus variable annuity contracts and twenty Sub-Accounts under the Allmerica Immediate Advantage Variable Annuity contract, which is effective but not currently offered. Each Sub-Account invests exclusively in a corresponding investment portfolio of Allmerica Investment Trust (AIT) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), an indirect wholly-owned subsidiary of the Company; or of the AIM Variable Insurance Funds (AVIF) managed by A I M Advisors, Inc.; or of the Alliance Variable Products Series Fund, Inc. (Alliance) managed by Alliance Capital Management, L.P.; or of the Delaware Group Premium Fund (DGPF) managed by Delaware Management Business Trust or Delaware International Advisers Ltd.; or of the Fidelity Variable Insurance Products Fund (Fidelity VIP), or the Fidelity Variable Insurance Products Fund II (Fidelity VIP II), or the Fidelity Variable Insurance Products Fund III (Fidelity VIP III), all of which are managed by Fidelity Management & Research Company (FMR); or of the Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Franklin Advisers, Inc.; or of the INVESCO Variable Investment Funds, Inc. (INVESCO VIF) managed by INVESCO Funds Group, Inc.; or of the Janus Aspen Series (Janus Aspen) managed by Janus Capital; or of the Kemper Variable Series (KVS) managed by Scudder Kemper Investments, Inc.; or of the Pioneer Variable Contracts Trust (Pioneer VCT) managed by Pioneer Investment Management, Inc.; or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. AIT, AVIF, Alliance, DGPF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, Pioneer VCT, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2000, AIT Investment Grade Income Fund was renamed Select Investment Grade Income Fund and AIT Growth Fund was renamed Core Equity Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by Separate Account VA-K in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Separate Account VA-K. Therefore, no provision for income taxes has been charged against Separate Account VA-K.

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                                                  PORTFOLIO INFORMATION
                                                                   ---------------------------------------------------
                                                                                                           NET ASSET
                                                                         NUMBER OF         AGGREGATE         VALUE
INVESTMENT PORTFOLIO                                                      SHARES             COST         PER SHARE
--------------------                                               ---------------------------------------------------
Core Equity (a) .....................................................   11,510,806    $    31,294,517   $    2.689
Select Investment Grade Income (a) ..................................    6,657,379          7,273,269        1.086
Money Market ........................................................   15,381,406         15,381,406        1.000
Equity Index ........................................................   11,229,415         35,398,949        3.299
Government Bond .....................................................    4,294,634          4,478,623        1.051
Select Aggressive Growth ............................................   12,711,582         31,239,295        2.117
Select Growth .......................................................   16,049,501         35,247,351        2.214
Select Growth and Income ............................................   16,219,524         25,900,433        1.428
Select Value Opportunity ............................................    8,704,579         13,704,199        1.958
Select International Equity .........................................   12,321,020         18,147,697        1.781
Select Capital Appreciation .........................................    8,073,962         13,318,262        2.122
Select Emerging Markets .............................................      493,958            475,029        0.789
Select Strategic Growth .............................................      357,015            307,319        0.683
AIM V.I. Aggressive Growth ..........................................      155,290          2,557,778       14.620
AIM V.I. Value ......................................................       97,320          2,953,557       27.310
Alliance Growth and Income ..........................................       91,278          2,053,342       23.060
Alliance Premier Growth .............................................       86,420          3,206,229       31.930
DGPF Growth Opportunities Service Class .............................       40,477          1,186,738       23.980
DGPF International Equity ...........................................      398,370          6,377,982       17.940
Fidelity VIP High Income ............................................    1,711,603         18,608,717        8.180
Fidelity VIP Equity-Income ..........................................    1,585,333         34,458,375       25.520
Fidelity VIP Growth .................................................    1,373,984         53,885,794       43.650
Fidelity VIP Overseas ...............................................      492,801         10,120,319       19.990
Fidelity VIP II Asset Manager .......................................      530,638          8,679,618       16.000
Fidelity VIP III Growth Opportunities ...............................       16,733            323,469       17.680
Franklin Natural Resources Class 2 ..................................       37,587            495,412       14.790
Franklin Small Cap Class 2 ..........................................       68,796          1,701,196       21.140
INVESCO VIF Health Sciences .........................................      129,025          2,641,423       20.890
Janus Aspen Growth and Income Service Shares ........................      163,810          3,099,625       17.350
Janus Aspen Growth Service Shares ...................................       97,015          2,986,585       26.360
Kemper Technology Growth ............................................    1,375,726          2,566,220        1.387
KVS Dreman Financial Services .......................................    1,584,810          1,653,478        1.153
Pioneer Emerging Markets VCT Class II ...............................       49,800            689,301       12.080
Pioneer Real Estate Growth VCT Class II .............................       17,686            244,850       14.400
T. Rowe Price International Stock ...................................      662,242         10,470,951       15.070

(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-K
                      NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum to Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account of Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage 0.20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     For contracts issued on Form A3018-94 (ExecAnnuity Plus), a contract fee of $30 is deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less. For contracts issued on Form A3025-96 (Allmerica Advantage), a contract fee of $30 is deducted on the contract anniversary and upon full surrender when the accumulated value is less than $50,000. The fee is currently waived for all contracts (Allmerica Advantage and ExecAnnuity Plus) issued to and maintained by the trustee of a 401(k) plan. No contract fee is deducted for contracts issued on Form A3029-99 (Allmerica Immediate Advantage).

     Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-K, and does not receive any compensation for sales of the contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

Transactions from contractowners and sponsor were as follows:

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                         ---------------------------     ---------------------------
                                                                            UNITS           AMOUNT          UNITS          AMOUNT
                                                                         -----------     -----------     -----------    -----------
Core Equity(a)
  Issuance of Units .................................................      3,005,142     $ 8,174,050       2,838,227    $ 7,105,831
  Redemption of Units ...............................................     (2,051,659)     (5,349,058)     (1,362,213)    (3,199,115)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        953,483     $ 2,824,992       1,476,014    $ 3,906,716
                                                                         ===========     ===========     ===========    ===========
Select Investment Grade Income(a)
  Issuance of Units .................................................        918,029     $ 1,129,280       1,668,246    $ 2,226,512
  Redemption of Units ...............................................     (1,550,689)     (1,997,428)     (1,141,863)    (1,526,210)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................       (632,660)    $  (868,148)        526,383    $   700,302
                                                                         ===========     ===========     ===========    ===========
Money Market
  Issuance of Units .................................................     78,223,232     $95,105,618      45,985,028    $50,757,480
  Redemption of Units ...............................................    (76,424,796)    (92,819,356)    (44,623,695)   (49,117,542)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,798,436     $ 2,286,262       1,361,333    $ 1,639,938
                                                                         ===========     ===========     ===========    ===========
Equity Index
  Issuance of Units .................................................      4,278,817     $12,918,217       4,377,991    $12,478,466
  Redemption of Units ...............................................     (3,131,298)     (9,209,151)     (1,416,195)    (3,656,833)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,147,519     $ 3,709,066       2,961,796    $ 8,821,633
                                                                         ===========     ===========     ===========    ===========
Government Bond
  Issuance of Units .................................................        947,705     $ 1,193,000       3,481,100    $ 4,068,069
  Redemption of Units ...............................................     (1,754,048)     (2,226,915)     (1,968,201)    (2,162,638)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................       (806,343)    $(1,033,915)      1,512,899    $ 1,905,431
                                                                         ===========     ===========     ===========    ===========
Select Aggressive Growth
  Issuance of Units .................................................      5,163,806     $13,161,063       2,754,461    $ 5,755,614
  Redemption of Units ...............................................     (2,958,858)     (6,986,560)     (1,928,576)    (3,912,338)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,204,948     $ 6,174,503         825,885    $ 1,843,276
                                                                         ===========     ===========     ===========    ===========

(a) Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-K
                          NOTES TO FINANCIAL STATEMENTS (Continued)


NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                         ---------------------------     ---------------------------
                                                                            UNITS           AMOUNT          UNITS          AMOUNT
                                                                         -----------     -----------     -----------    -----------
Select Growth
  Issuance of Units .................................................      3,617,688     $11,528,166       4,449,518    $12,858,990
  Redemption of Units ...............................................     (2,630,315)     (8,045,269)     (1,383,502)    (3,782,491)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        987,373     $ 3,482,897       3,066,016    $ 9,076,499
                                                                         ===========     ===========     ===========    ===========
Select Growth and Income
  Issuance of Units .................................................      3,150,361     $ 7,499,997       2,419,585    $ 5,776,930
  Redemption of Units ...............................................     (1,813,097)     (4,163,801)       (980,376)    (2,296,846)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,337,264     $ 3,336,196       1,439,209    $ 3,480,084
                                                                         ===========     ===========     ===========    ===========
Select Value Opportunity
  Issuance of Units .................................................      1,962,889     $ 3,349,972       2,585,542    $ 4,303,678
  Redemption of Units ...............................................     (2,527,269)     (4,367,316)     (1,519,807)    (2,473,148)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................       (564,380)    $(1,017,344)      1,065,735    $ 1,830,530
                                                                         ===========     ===========     ===========    ===========
Select International Equity
  Issuance of Units .................................................      3,524,263     $ 6,365,634       2,901,922    $ 4,637,861
  Redemption of Units ...............................................     (2,618,363)     (4,459,995)     (1,774,034)    (2,639,099)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        905,900     $ 1,905,639       1,127,888    $ 1,998,762
                                                                         ===========     ===========     ===========    ===========
Select Capital Appreciation
  Issuance of Units .................................................      1,873,303     $ 4,293,709       1,668,178    $ 3,161,299
  Redemption of Units ...............................................     (1,523,790)     (3,523,060)       (936,701)    (1,703,674)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        349,513     $   770,649         731,477    $ 1,457,625
                                                                         ===========     ===========     ===========    ===========
Select Emerging Markets
  Issuance of Units .................................................        591,020     $   523,404               -      $       -
  Redemption of Units ...............................................        (66,717)        (52,548)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        524,303     $   470,856               -      $       -
                                                                         ===========     ===========     ===========    ===========
Select Strategic Growth
  Issuance of Units .................................................        436,318     $   395,418               -      $       -
  Redemption of Units ...............................................        (84,537)        (75,583)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        351,781     $   319,835               -      $       -
                                                                         ===========     ===========     ===========    ===========
AIM V.I. Aggressive Growth
  Issuance of Units .................................................      2,611,914     $ 2,683,013               -      $       -
  Redemption of Units ...............................................       (116,880)       (114,101)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,495,034     $ 2,568,912               -      $       -
                                                                         ===========     ===========     ===========    ===========
AIM V.I. Value
  Issuance of Units .................................................      3,099,802     $ 2,936,042               -      $       -
  Redemption of Units ...............................................        (91,325)        (84,612)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      3,008,477     $ 2,851,430               -      $       -
                                                                         ===========     ===========     ===========    ===========

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                         ---------------------------     ---------------------------
                                                                            UNITS           AMOUNT          UNITS          AMOUNT
                                                                         -----------     -----------     -----------    -----------
Alliance Growth and Income
  Issuance of Units .................................................      2,121,398     $ 2,184,292               -      $       -
  Redemption of Units ...............................................       (122,204)       (124,162)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,999,194     $ 2,060,130               -      $       -
                                                                         ===========     ===========     ===========    ===========
Alliance Premier Growth
  Issuance of Units .................................................      3,574,586     $ 3,371,973               -      $       -
  Redemption of Units ...............................................       (155,846)       (151,082)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      3,418,740     $ 3,220,891               -      $       -
                                                                         ===========     ===========     ===========    ===========
DGPF Growth Opportunities Service Class
  Issuance of Units .................................................      1,201,178     $ 1,269,424               -      $       -
  Redemption of Units ...............................................        (75,180)        (79,123)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,125,998     $ 1,190,301               -      $       -
                                                                         ===========     ===========     ===========    ===========
DGPF International Equity
  Issuance of Units .................................................      3,073,850     $ 4,756,479       1,442,035    $ 1,822,469
  Redemption of Units ...............................................     (3,440,515)     (5,376,740)     (1,030,011)    (1,142,208)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................       (366,665)    $  (620,261)        412,024    $   680,261
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP High Income
  Issuance of Units .................................................      7,062,529     $ 9,432,612       5,073,951    $ 7,695,969
  Redemption of Units ...............................................    (10,269,781)    (14,046,429)     (4,257,220)    (6,416,008)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................     (3,207,252)    $(4,613,817)        816,731    $ 1,279,961
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP Equity-Income
  Issuance of Units .................................................      3,614,066     $ 7,748,436       4,637,345    $10,608,146
  Redemption of Units ...............................................     (5,302,600)    (11,799,862)     (2,912,701)    (6,482,285)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................     (1,688,534)    $(4,051,426)      1,724,644    $ 4,125,861
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP Growth
  Issuance of Units .................................................      5,663,779     $20,346,297       5,332,578    $16,144,378
  Redemption of Units ...............................................     (3,577,767)    (12,390,213)     (1,839,285)    (5,520,931)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,086,012     $ 7,956,084       3,493,293    $10,623,447
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP Overseas
  Issuance of Units .................................................      2,496,485     $ 4,531,847       1,511,089    $ 2,442,012
  Redemption of Units ...............................................     (1,198,187)     (2,027,152)     (1,072,506)    (1,696,503)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,298,298     $ 2,504,695         438,583    $   745,509
                                                                         ===========     ===========     ===========    ===========
Fidelity VIP II Asset Manager
  Issuance of Units .................................................      1,281,024     $ 2,271,593       1,723,766    $ 2,984,705
  Redemption of Units ...............................................     (1,165,452)     (2,060,697)       (623,602)    (1,012,543)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        115,572     $   210,896       1,100,164    $ 1,972,162
                                                                         ===========     ===========     ===========    ===========

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     2000                           1999
                                                                         ---------------------------     ---------------------------
                                                                            UNITS           AMOUNT          UNITS          AMOUNT
                                                                         -----------     -----------     -----------    -----------
Fidelity VIP III Growth Opportunities
  Issuance of Units .................................................        371,481     $   360,701               -    $         -
  Redemption of Units ...............................................        (36,970)        (34,399)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        334,511     $   326,302               -    $         -
                                                                         ===========     ===========     ===========    ===========
Franklin Natural Resources Class 2
  Issuance of Units .................................................        479,181     $   510,025               -    $         -
  Redemption of Units ...............................................        (12,937)        (13,778)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        466,244     $   496,247               -    $         -
                                                                         ===========     ===========     ===========    ===========
Franklin Small Cap Class 2
  Issuance of Units .................................................      1,832,924     $ 1,838,958               -    $         -
  Redemption of Units ...............................................       (129,544)       (127,397)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,703,380     $ 1,711,561               -    $         -
                                                                         ===========     ===========     ===========    ===========
INVESCO VIF Health Sciences
  Issuance of Units .................................................      2,630,326     $ 2,876,131               -    $         -
  Redemption of Units ...............................................       (209,427)       (227,356)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,420,899     $ 2,648,775               -    $         -
                                                                         ===========     ===========     ===========    ===========
Janus Aspen Growth and Income Service Shares
  Issuance of Units .................................................      3,428,217     $ 3,385,160               -    $         -
  Redemption of Units ...............................................       (270,991)       (263,971)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      3,157,226     $ 3,121,189               -    $         -
                                                                         ===========     ===========     ===========    ===========
Janus Aspen Growth Service Shares
  Issuance of Units .................................................      3,178,948     $ 3,183,804               -    $         -
  Redemption of Units ...............................................       (188,333)       (185,568)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,990,615     $ 2,998,236               -              -
                                                                         ===========     ===========     ===========    ===========
Kemper Technology Growth
  Issuance of Units .................................................      2,824,194     $ 2,776,791               -    $         -
  Redemption of Units ...............................................       (195,036)       (188,691)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      2,629,158     $ 2,588,100               -              -
                                                                         ===========     ===========     ===========    ===========
KVS Dreman Financial Services
  Issuance of Units .................................................      1,607,312     $ 1,771,534               -    $         -
  Redemption of Units ...............................................       (105,462)       (115,006)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................      1,501,850     $ 1,656,528               -    $         -
                                                                         ===========     ===========     ===========    ===========
Pioneer Emerging Markets VCT Class II
  Issuance of Units .................................................        912,021     $   797,658               -    $         -
  Redemption of Units ...............................................       (118,848)       (103,997)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        793,173     $   693,661               -    $         -
                                                                         ===========     ===========     ===========    ===========
Pioneer Real Estate Growth VCT Class II
  Issuance of Units .................................................        629,385     $   606,923               -    $         -
  Redemption of Units ...............................................       (376,498)       (360,022)              -              -
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        252,887     $   246,901               -    $         -
                                                                         ===========     ===========     ===========    ===========
T. Rowe Price International Stock
  Issuance of Units .................................................     16,368,302     $26,105,367       1,268,569    $ 1,791,489
  Redemption of Units ...............................................    (15,585,248)    (24,898,997)     (1,001,312)    (1,397,360)
                                                                         -----------     -----------     -----------    -----------
    Net increase (decrease) .........................................        783,054     $ 1,206,370         267,257    $   394,129
                                                                         ===========     ===========     ===========    ===========

                              SEPARATE ACCOUNT VA-K
                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-K satisfies the current requirements of the regulations, and it intends that Separate Account VA-K will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Funds by Separate Account VA-K during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                                           PURCHASES                    SALES
--------------------                                                       ------------------        ------------------
Core Equity(a) ................................................               $  8,863,081               $  2,735,923
Select Investment Grade Income(a) .............................                  1,228,851                  1,729,503
Money Market ..................................................                 51,036,423                 48,099,678
Equity Index ..................................................                 12,433,062                  4,938,251
Government Bond ...............................................                  1,050,689                  1,891,948
Select Aggressive Growth ......................................                 14,793,688                  2,749,437
Select Growth .................................................                 11,945,988                  4,016,018
Select Growth and Income ......................................                  8,967,783                  1,702,411
Select Value Opportunity ......................................                  1,714,797                  2,762,082
Select International Equity ...................................                  5,036,814                  2,594,709
Select Capital Appreciation ...................................                  3,143,736                  2,052,399
Select Emerging Markets .......................................                    518,333                     38,975
Select Strategic Growth .......................................                    405,406                     77,500
AIM V.I. Aggressive Growth ....................................                  2,583,754                     22,055
AIM V.I. Value ................................................                  2,961,885                      7,810
Alliance Growth and Income ....................................                  2,089,015                     35,783
Alliance Premier Growth .......................................                  3,247,497                     37,129
DGPF Growth Opportunities Service Class .......................                  1,188,477                      1,548
DGPF International Equity .....................................                  4,253,184                  4,668,485
Fidelity VIP High Income ......................................                  8,324,823                 11,723,819
Fidelity VIP Equity-Income ....................................                  6,341,166                  7,637,616
Fidelity VIP Growth ...........................................                 20,177,159                  6,419,350
Fidelity VIP Overseas .........................................                  4,339,281                    965,274
Fidelity VIP II Asset Manager .................................                  2,639,677                  1,622,416
Fidelity VIP III Growth Opportunities .........................                    345,753                     20,492
Franklin Natural Resources Class 2 ............................                    515,208                     20,118
Franklin Small Cap Class 2 ....................................                  1,746,888                     40,760
INVESCO VIF Health Sciences ...................................                  2,743,519                     99,845
Janus Aspen Growth and Income Service Shares ..................                  3,358,826                    243,020
Janus Aspen Growth Service Shares .............................                  3,031,275                     42,424
Kemper Technology Growth ......................................                  2,646,740                     65,467
KVS Dreman Financial Services .................................                  1,719,605                     67,901
Pioneer Emerging Markets VCT Class II .........................                    707,035                     15,558
Pioneer Real Estate Growth VCT Class II .......................                    616,673                    366,394
T. Rowe Price International Stock .............................                 25,443,020                 24,026,501
                                                                              ------------               ------------
  Totals ......................................................               $222,159,111               $133,538,599
                                                                              ============               ============

(a)  Name changed.  See Note 1.

NOTE 8 - ACCOUNTING PRONOUNCEMENTS

     In November of 2000, a revised American Institute of Certified Public Accountants (AICPA), Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.